Variable Funds Trust	|	|	4.30.2015

Guggenheim Variable Funds Prospectus

Series Name
Series A	(StylePlus—Large Core Series)
Series B	(Large Cap Value Series)
Series C	(Money Market Series)
Series D	(World Equity Income Series)
Series E	(Total Return Bond Series)
Series F	(Floating Rate Strategies Series)
Series J	(StylePlus—Mid Growth Series)
Series M	(Macro Opportunities Series)
Series N	(Managed Asset Allocation Series)
Series O	(All Cap Value Series)
Series P	(High Yield Series)
Series Q	(Small Cap Value Series)
Series V	(Mid Cap Value Series)
Series X	(StylePlus—Small Growth Series)
Series Y	(StylePlus—Large Growth Series)

The U.S. Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities, or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This Prospectus should be read in conjunction with the separate account's prospectus describing the variable insurance contract. Please read both prospectuses and retain them for future reference.

SBLVT-1-0415x0516	guggenheiminvestments.com

Table of Contents
SERIES SUMMARIES

PROSPECTUS | i

Series A (StylePlus—Large Core Series)

INVESTMENT OBJECTIVE
Series A seeks long-term growth of capital.
FEES AND EXPENSES OF THE SERIES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. If such fees and expenses were reflected, the overall expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.22%
Acquired Fund Fees and Expenses	0.07%
Total Annual Operating Expenses	1.04%
Fee Waiver (and/or expense reimbursement)[1]	-0.02%
Total Annual Operating Expenses After Fee Waiver (and/or expense reimbursement)	1.02%

[1]
Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), has contractually agreed through May 1, 2016 to waive the amount of the Series’ management fee to the extent necessary to offset the proportionate share of certain expenses incurred by the Series through its investment in an underlying fund for which the Investment Manager or any of its affiliates also serves as investment manager.  The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Series’ Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.
The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$104	$329	$572	$1,269
The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 88% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Series A seeks to exceed the total return of the S&P 500 Index (the “Index”). The Series pursues its objective by investing, under normal market conditions, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in: (i) equity securities issued by companies that have market capitalizations within the range of companies in the Index; (ii) investment vehicles that provide exposure to companies that have market capitalizations within the range of companies in the Index; and (iii) equity derivatives that, when purchased, provide exposure to (i.e., economic characteristics similar to) equity securities of companies with market capitalizations usually within the range of companies in the Index, and equity derivatives based on large-capitalization indices, including

PROSPECTUS | 1

large-capitalization growth indices and large-capitalization value indices deemed appropriate by Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”). The Series will usually also invest in fixed-income securities and cash investments to collateralize derivatives positions and to increase investment return. As of March 31, 2015, the Index consisted of securities of companies with market capitalizations that ranged from $3.3 billion to $725 billion.
Equity securities in which the Series may invest include common stocks, rights and warrants, and American Depositary Receipts (“ADRs”). Derivatives in which the Series may invest include options, futures contracts, swap agreements, and forward contracts. Fixed-income securities and other securities in which the Series may invest include debt securities selected from a variety of sectors and credit qualities (principally, investment grade), principally, corporate bonds, participations in and assignments of syndicated bank loans, asset-backed securities (including mortgage-backed securities, collateralized debt obligations ("CDOs"), collateralized loan obligations ("CLOs") and other structured finance investments), U.S. government and agency securities (including those not backed by the full faith and credit of the U.S. government), mezzanine and preferred securities, commercial paper, zero-coupon bonds, non-registered or restricted securities (consisting of securities originally issued in reliance on Rule 144A and Regulation S), step-up securities (such as step-up bonds) and convertible securities that Guggenheim Investments believes offer attractive yield and/or capital appreciation potential. The Series may invest in securities listed, traded or dealt in other countries. The Series may hold securities of any duration or maturity. Fixed-income securities in which the Series may invest may pay fixed or variable rates of interest. The Series may invest in a variety of investment vehicles, principally closed-end funds, exchange-traded funds (“ETFs”) and other mutual funds.
Allocation decisions within the asset categories are at the discretion of the Investment Manager and are based on the Investment Manager’s judgment of the current investment environment (including market volatility), the attractiveness of each asset category, the correlations among Index components, individual positions or each asset category, and expected returns. In selecting investments for the Series, the Investment Manager uses quantitative analysis, credit research and due diligence on issuers, regions and sectors to select the Series’ investments and other proprietary strategies to identify securities and other assets that, in combination, are expected to contribute to exceeding the total return of the Index. Derivative instruments may be used extensively by the Investment Manager to maintain exposure to the equity and fixed-income markets, to hedge the Series’ portfolio, or to increase returns. The Investment Manager may determine to sell a security for several reasons including the following: (1) to meet redemption requests; (2) to close-out or unwind derivatives transactions; (3) to realize gains; or (4) if market conditions change.
Under certain circumstances, the Series may invest a substantial portion of its assets in other short-term fixed-income investment companies advised by the Investment Manager, or an affiliate of the Investment Manager, for liquidity management purposes, including in order to increase yield on liquid investments used to collateralize derivatives positions. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Investment Manager, to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”) and similar investments; and (iv) other short-term fixed-income securities. Such investments will expose the Series to the risks of these asset categories and may cause the Series to deviate from its principal investment strategy.
Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed income securities, government bonds, money market securities, or repurchase agreements. The Series may be unable to pursue or achieve its investment objective during that time and temporary defensive investments could reduce the benefit from any upswing in the market.
PRINCIPAL RISKS
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are summarized below.
Asset-Backed and Mortgage-Backed Securities Risk—Investors in asset-backed securities, including mortgage-backed securities and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.
Collateralized Debt Obligations Risk — CDOs, including CDOs collateralized by a pool of bonds (CBOs) and CDOs collateralized by a pool of loans (CLOs), issue classes or “tranches” that vary in risk and yield, and may experience

2 | PROSPECTUS

substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CDO securities as a class. The risks of CDOs depend largely on the type of the underlying collateral and the tranche of CDOs in which the Series invests. In addition, CDOs carry risks including interest rate risk, credit risk and default risk. Certain CDOs obtain their exposure through synthetic investments. These CDOs entail the risks associated with derivative instruments.
Commercial Paper Risk — The value of the Series’ investment in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates.
Convertible Securities Risk —Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Counterparty Credit Risk — The Series makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Through these investments, the Series is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Series, the Series may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Series will decrease.
Credit Risk — The Series could lose money if the issuer or guarantor of a fixed-income instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. The issuer, guarantor or counterparty could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the instrument.
Derivatives Risk — Derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Series’ other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Some of the derivatives in which the Series invests are traded (and privately negotiated) in the over-the-counter ("OTC") market. OTC derivatives are subject to heightened credit, liquidity and valuation risks. Certain risks also are specific to the derivatives in which the Series invests.
Swap Agreements Risk—Swap agreements are contracts among the Series and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.
Futures Contracts Risk—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Series may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Series’ NAV. Futures are also subject to leverage risks and to liquidity risk.
Options Risk—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Investment Manager’s ability

PROSPECTUS | 3

to predict correctly future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.
Equity Securities Risk—Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.
Foreign Securities and Currency Risk—Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.
Growth Stocks Risk—Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.
High Yield and Unrated Securities Risk — High yield, below investment grade and unrated high risk debt securities may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, and present more credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.
Interest Rate Risk — Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Series’ securities and share price to decline. The risks associated with rising interest rates are heightened given the historically low interest rate environment. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.
Investment in Investment Vehicles Risk —Investing in other investment vehicles, including ETFs, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Series' performance.
Investments in Loans Risk — Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The Series’ investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Series is also subject to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Series to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants more difficult for the Series as legal action may have to go through the issuer of the participations. Transactions in loans are subject to delayed settlement periods, thus potentially limiting the ability of the Series to invest sale proceeds in other investments and to meet its redemption obligations.
Large-Capitalization Securities Risk—The Series is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.
Leverage Risk—The Series’ use of leverage, through borrowings or instruments such as derivatives, may cause the Series to be more volatile and riskier than if it had not been leveraged.
Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Series to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Series’ net asset value, causing the Series to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.

4 | PROSPECTUS

Management Risk — The Series is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Series to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Series.
Market Risk — The value of, or income generated by, the securities held by the Series may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world because of the interconnected global economies and financial markets.
Preferred Securities Risk—A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
Prepayment Risk—Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.
Regulatory and Legal Risk—U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.
Restricted Securities Risk—Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Series.
U.S. Government Securities Risk — U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate risk and credit risk.
Value Stocks Risk—Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.
PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Series by showing the Series’ share performance from year to year and average annual returns for the one, five, and ten year periods compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.
Effective April 30, 2013, certain changes were made to the Series’ principal investment strategies.

PROSPECTUS | 5

Highest Quarter Return		Lowest Quarter Return
Q3 2009	16.91%	Q4 2008	-21.97%
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2014 )

	1 Year	5 Years	10 Years
Series A	15.48%	13.45%	5.52%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	13.69%	15.45%	7.67%
MANAGEMENT OF THE SERIES
INVESTMENT MANAGER
Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.
PORTFOLIO MANAGERS
B. Scott Minerd, Farhan Sharaff, Jayson B. Flowers and Scott Hammond are primarily responsible for the day-to-day management of the Series, and each holds the title of Portfolio Manager with the Investment Manager. They have co-managed the Series since April 2013.
PURCHASE AND SALE OF SERIES’ SHARES
Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.
TAX INFORMATION
Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the annuity or insurance contract.
PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Series through a broker/dealer, financial representative or other financial intermediary, the Series and its related companies may pay the financial intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

6 | PROSPECTUS

Series B (Large Cap Value Series)

INVESTMENT OBJECTIVE
Series B seeks long-term growth of capital.
FEES AND EXPENSES OF THE SERIES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. If such fees and expenses were reflected, the overall expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Other Expenses	0.18%
Total Annual Operating Expenses	0.83%
EXAMPLE
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.
The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$85	$265	$460	$1,025
PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 47% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Series B pursues its objective by investing, under normal market conditions, at least 80% of its assets (net assets, plus the amount of any borrowing for investment purposes) in equity securities, which include common stocks, rights, options, warrants, convertible debt securities of both U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”), of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 1000 Value Index. Although a universal definition of large market capitalization companies does not exist, the Series generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Value Index, which is an unmanaged index measuring the performance of the large cap value segment of the U.S. equity universe and which includes companies with lower price-to-book ratios and lower expected growth values. As of March 31, 2015, the Russell 1000 Value Index consisted of securities of companies with capitalizations that ranged from $212.3 million to $357.1 billion.
In choosing securities, Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Investment Manager uses a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on Invested Capital) over time. The Series may, consistent with its status as a non-diversified mutual fund, focus its investments in a limited number of issuers.

PROSPECTUS | 7

The Series may invest a portion of its assets in futures contracts, options on futures contracts, and options on securities. These instruments are used to hedge the Series’ portfolio, to maintain exposure to the equity markets, or to increase returns.
The Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange-traded funds (“ETFs”) and other mutual funds. The Series may use these investments as a way of managing its cash position, or to gain exposure to the equity markets or a particular sector of the equity markets, while maintaining liquidity.
The Series typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment Manager’s expectations, among other reasons.
The Series may, from time to time, invest a portion of its assets in technology stocks.
Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. The Series may be unable to pursue or achieve its investment objective during that time and temporary defensive investments could reduce the benefit from any upswing in the market.
PRINCIPAL RISKS
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are summarized below.
Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Depositary Receipt Risk — The Series may hold the securities of non-U.S. companies in the form of ADRs and GDRs. The underlying securities of the ADRs and Global Depositary Receipts ("GDRs") in the Series’ portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Series’ portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.
Derivatives Risk — Derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Series’ other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Some of the derivatives in which the Series invests are traded (and privately negotiated) in the over-the-counter ("OTC") market. OTC derivatives are subject to heightened credit, liquidity and valuation risks.
Equity Securities Risk—Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.
Foreign Securities and Currency Risk—Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.
Investment in Investment Vehicles Risk —Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Series' performance.
Large-Capitalization Securities Risk—The Series is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may

8 | PROSPECTUS

not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.
Leverage Risk—The Series’ use of leverage, through borrowings or instruments such as derivatives, may cause the Series to be more volatile and riskier than if it had not been leveraged.
Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Series to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Series’ net asset value, causing the Series to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.
Management Risk — The Series is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Series to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Series.
Market Risk — The value of, or income generated by, the securities held by the Series may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world because of the interconnected global economies and financial markets.
Non-Diversification Risk—The Series is considered non-diversified because it invests a large portion of its assets in a small number of issuers. As a result, the Series is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.
Regulatory and Legal Risk—U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.
Technology Stocks Risk—Stocks of companies involved in the technology sector may be very volatile.
Value Stocks Risk—Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.
PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Series by showing the Series’ share performance from year to year and average annual returns for the one, five, and ten year periods compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.

PROSPECTUS | 9

Highest Quarter Return		Lowest Quarter Return
Q2 2009	18.03%	Q4 2008	-23.33%
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2014 )

	1 Year	5 Years	10 Years
Series B	9.47%	13.27%	7.78%
Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)	13.45%	15.42%	7.30%
MANAGEMENT OF THE SERIES
INVESTMENT MANAGER
Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.
PORTFOLIO MANAGER
Mark A. Mitchell is primarily responsible for the day-to-day management of the Series and holds the title of Portfolio Manager with the Investment Manager. He has managed the Series since July 2005.
PURCHASE AND SALE OF SERIES’ SHARES
Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.
TAX INFORMATION
Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the annuity or insurance contract.
PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Series through a broker/dealer, financial representative or other financial intermediary, the Series and its related companies may pay the financial intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

10 | PROSPECTUS

Series C (Money Market Series)

INVESTMENT OBJECTIVE
Series C seeks as high a level of current income as is consistent with preservation of capital by investing in money market securities with varying maturities.
FEES AND EXPENSES OF THE SERIES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. If such fees and expenses were reflected, the overall expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.25%
Total Annual Operating Expenses	0.75%
Fee Waiver (and/or expense reimbursement)[1,2]	-0.24%
Total Annual Operating Expenses After Fee Waiver (and/or expense reimbursement)	0.51%

[1]
Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), has contractually agreed through May 1, 2016 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Series to the annual percentage of average daily net assets for the Series to 0.50%. The Investment Manager is entitled to reimbursement by the Series of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement provided the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Series’ Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.

[2]
The Investment Manager has contractually agreed through May 1, 2016 to waive the amount of the Series’ management fee to the extent necessary to offset the proportionate share of certain expenses incurred by the Series through its investment in an underlying fund for which the Investment Manager or any of its affiliates also serves as investment manager. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Series’ Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.
The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$52	$216	$393	$908
The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

PROSPECTUS | 11

PRINCIPAL INVESTMENT STRATEGIES
Series C pursues its objective by investing in a diversified and liquid portfolio of high-quality money market instruments. Generally, the Series is required to invest its assets in the securities of issuers with the highest short-term credit rating, and it may not invest more than 3% of its assets in securities with the second-highest short-term credit rating. Unlike a traditional money market fund, the Series does not seek to maintain a stable share price of $1.00 and it is possible to lose money by investing in the Series. The Series is subject to certain portfolio quality, maturity, diversification and liquidity requirements under the federal securities laws, including, among others, the following:

•	maintain a dollar-weighted average portfolio maturity of 60 calendar days or less and a dollar-weighted average life to maturity of 120 calendar days or less; and

•	invest only in high-quality, dollar-denominated, short-term obligations.
A money market instrument is a short-term debt instrument issued by banks or other U.S. corporations, or the U.S. government or state or local governments. Money market instruments have limited maturity dates and may include certificates of deposit, bankers’ acceptances, variable rate demand notes, fixed-term obligations, commercial paper, asset-backed commercial paper and repurchase agreements. Money market instruments may also include certain securities with limitations on resale (i.e., “restricted securities,” which include Rule 144A securities that are eligible for resale to qualified institutional buyers). In addition, the Series typically invests a substantial portion of its assets in other money market or similar funds, consistent with its investment objective and strategies.
Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), attempts to increase return and manage risk by (1) selecting securities that mature at regular intervals over the life of the portfolio; (2) purchasing only instruments that have minimal credit risk, as determined by Guggenheim Investments, and that have received a rating from the requisite nationally recognized statistical rating organizations in one of the two highest short-term categories or an unrated security that is of comparable quality; and (3) constantly evaluating alternative investment opportunities for diversification without additional risk.
PRINCIPAL RISKS
An investment in the Series is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. It is possible to lose money by investing in the Series. The principal risks of investing in the Series are summarized below.
Commercial Paper Risk — The value of the Series’ investment in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates.
Credit Risk—The Series could lose money if the issuer of a bond is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility of the price and liquidity of the bond.
Interest Rate Risk—Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Series’ securities and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.
Investment in Investment Vehicles Risk —Investing in other money market or similar funds subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Series' performance.
Liquidity Risk—Although the Series primarily invests in a diversified portfolio of high quality instruments of governmental and private issuers, the Series’ investments may become less liquid as a result of market developments or adverse investor perception.
Management Risk — The Series is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Series to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Series.

12 | PROSPECTUS

Market Risk—The market value of the securities held by the Series may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region. The Series may not maintain a positive yield. In addition, unlike a traditional money market fund, the Series does not seek to maintain a stable share price of $1.00. As a result, the Series’ share price, which is its net asset value per share, will vary.
Municipal Securities Risk —Municipal securities may be subject to credit, interest and prepayment risks. In addition, municipal securities can be affected by unfavorable legislative or political developments and adverse changes in the economic and fiscal conditions of state and municipal issuers or the federal government in case it provides financial support to such issuers. Certain sectors of the municipal bond market have special risks that can affect them more significantly than the market as a whole. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the overall municipal market. Municipal securities that are insured by an insurer may be adversely affected by developments relevant to that particular insurer, or more general developments relevant to the market as a whole. Municipal securities can be difficult to value and be less liquid than other investments, which may affect performance.
Prepayment Risk—Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for loss when interest rates rise.
Regulatory and Legal Risk — In July 2014, the U.S. Securities and Exchange Commission adopted further amendments to money market regulations that apply to the Series.  The majority of these amendments, except for certain disclosure, diversification and stress testing enhancements, must take effect before October 2016. As of the date of this prospectus, the Series’ management is evaluating the implications of the reforms and their impact on the Series, including the potential impact on the Series’ investment strategies, operations and/or return potential. U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series. All of these developments may negatively impact the investment strategies, performance, costs and operations of the Series.
Repurchase Agreement Risk —In the event of the insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Series may be delayed.
Restricted Securities Risk—Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Series.
U.S. Government Securities Risk — U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate risk and credit risk.
PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Series by showing the Series’ share performance from year to year and average annual returns for the one, five, and ten year periods. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.

PROSPECTUS | 13

Highest Quarter Return		Lowest Quarter Return
Q3 2006	1.21%	Q2 2014	-0.15%
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2014 )

	1 Year	5 Years	10 Years
Series C	-0.38%	-0.48%	1.10%
The Series’ seven-day yield for the period ended December 31, 2014 was 0.11% .
MANAGEMENT OF THE SERIES
INVESTMENT MANAGER
Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.
PURCHASE AND SALE OF SERIES’ SHARES
Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.
TAX INFORMATION
Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the annuity or insurance contract.
PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Series through a broker/dealer, financial representative or other financial intermediary, the Series and its related companies may pay the financial intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

14 | PROSPECTUS

Series D (World Equity Income Series)

INVESTMENT OBJECTIVE
Series D seeks to provide total return, comprised of capital appreciation and income.
FEES AND EXPENSES OF THE SERIES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. If such fees and expenses were reflected, the overall expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Other Expenses	0.31%
Total Annual Operating Expenses	1.01%
EXAMPLE
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.
The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$103	$322	$558	$1,236
PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 132% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Series will invest at least 80% of its assets (net assets, plus the amount of any borrowing for investment purposes) in equity securities. Generally, the Series intends to invest in higher dividend-yielding equity securities. The Series is not limited in the percentage of assets it may invest in securities listed, traded or dealt in any one country, region or geographic area and it may invest in a number of countries throughout the world, including emerging markets.
While the Series tends to focus its investments in equity securities of large-and mid-capitalization companies, it can also invest in equity securities of companies that represent a broad range of market capitalizations and will not be constrained by capitalization limits. At times, the Series may thus invest a significant portion of its assets in small-and mid-capitalization companies. The equity securities in which the Series may invest include, but are not limited to, common stock, preferred stock, American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), American Depositary Shares ("ADS"), convertible securities and warrants and rights. The Series invests in securities denominated in a wide variety of currencies.
The Series may invest in a variety of liquid investment vehicles, such as exchange-traded funds (“ETFs”) and other mutual funds to manage its cash position, or to gain exposure to the equity markets or a particular sector of the equity markets, while maintaining liquidity. The Series may also hold up to 20% of its assets (net assets, plus the amount of any borrowing for investment purposes) in debt securities of foreign or U.S. issuers.

PROSPECTUS | 15

While the Series generally does not intend to usually hold a significant portion of its assets in derivatives, the Series may invest in derivatives, consisting of forwards, options, swaps and futures contracts in order to maintain exposure to the securities and currency markets at times when it is not able to purchase the corresponding securities and currencies directly, or it believes that it is more appropriate to use derivatives to obtain the desired exposure to the underlying assets. Further, the Series can hedge a portion of its foreign currency exposure using derivatives.
Security Investors, LLC, also known as Guggenheim Investments (the "Investment Manager"), will actively manage the Series’ portfolio while utilizing quantitative analysis to forecast risk. The Investment Manager’s goal will be to construct a well diversified portfolio comprised of securities that have historically demonstrated low volatility in their returns and that collectively have the ability to provide dividend yields in excess of the Series’ benchmark, the MSCI World Index (Net). In selecting investments, the Investment Manager will consider the dividend yield of each security, the historic volatility of each security, the correlation between securities, trading liquidity and market capitalization, among other factors or security characteristics. The Investment Manager also may consider transaction costs and overall exposures to countries, sectors and stocks. While the portfolio may be comprised of a large portion of securities that are included within the MSCI World Index (Net), a broad-based index that captures large-and mid-cap representations across a large number of developed markets countries, the Series will also invest in securities that are not included in the MSCI World Index (Net). The Investment Manager may determine to sell a security for several reasons including the following: (1) better investment opportunities are available; (2) to meet redemption requests; (3) to close-out or unwind derivatives transactions; (4) to realize gains; or (5) if market conditions change.
Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, derivative instruments, fixed-income securities, government bonds, money market securities, or repurchase agreements. The Series may be unable to pursue or achieve its investment objective during that time and temporary defensive investments could reduce the benefit from any upswing in the market.
PRINCIPAL RISKS
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are summarized below.
Capitalization Securities Risk—The Series may have significant exposure to securities in a particular capitalization range, e.g., large-, mid-or small-cap securities. As a result, the Series may be subject to the risk that the pre-dominate capitalization range may underperform other segments of the equity market or the equity market as a whole.
Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Credit Risk — The Series could lose money if the issuer or guarantor of a fixed-income instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. The issuer, guarantor or counterparty could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the instrument.
Currency Risk—Indirect and direct exposure to foreign currencies subjects the Series to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Series. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad.
Depositary Receipt Risk—The Series may hold the securities of non-U.S. companies in the form of ADRs and GDRs. The underlying securities of the ADRs and GDRs in the Series’ portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Series’ portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.
Derivatives Risk — Derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Series’ other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Some of the derivatives in which the Series invests are traded (and privately negotiated)

16 | PROSPECTUS

in the over-the-counter ("OTC") market. OTC derivatives are subject to heightened credit, liquidity and valuation risks.
Emerging Markets Risk—Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed than developing countries. Furthermore, investments in emerging market countries are generally subject to additional risks, including trading on smaller markets, having lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements.
Equity Securities Risk—Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.
Foreign Securities and Currency Risk—Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.
Geographic Focus Risk — Asia. Because the Series may focus its investments in Asia, the Series’ performance may be particularly susceptible to adverse social, political and economic conditions or events within Asia. As a result, the Series’ performance may be more volatile than the performance of a more geographically diversified series.
Geographic Focus Risk — Europe. Because the Series may focus its investments in Europe, the Series’ performance may be particularly susceptible to adverse social, political and economic conditions or events within Europe. As a result, the Series’ performance may be more volatile than the performance of a more geographically diversified series.
Interest Rate Risk — Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Series’ securities and share price to decline. The risks associated with rising interest rates are heightened given the historically low interest rate environment. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.
Investment in Investment Vehicles Risk —Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Series' performance.
Leverage Risk —The Series’ use of leverage, through borrowings or instruments such as derivatives, may cause the Series to be more volatile and riskier than if it had not been leveraged.
Management Risk — The Series is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Series to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Series.
Market Risk — The value of, or income generated by, the securities held by the Series may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world because of the interconnected global economies and financial markets.
Preferred Securities Risk—A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
Regulatory and Legal Risk—U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

PROSPECTUS | 17

PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Series by showing the Series’ share performance from year to year and average annual returns for the one, five, and ten year periods compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.
Effective August 15, 2013, certain changes were made to the Series’ investment objective, principal investment strategies and portfolio management team. Performance prior to April 29, 2011 was achieved when the Series had a different investment objective and used different strategies.

Highest Quarter Return		Lowest Quarter Return
Q4 2009	15.35%	Q3 2011	-18.38%
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2014 )

	1 Year	5 Years	10 Years
Series D	5.00%	7.30%	4.29%
MSCI World Index (Net) (reflects no deductions for fees, expenses, or taxes, except foreign withholding taxes)[1]	4.94%	10.20%	6.03%

[1]
The MSCI World Index (Net) returns reflect reinvested dividends net of foreign withholding taxes, but reflect no deductions for fees, expenses or other taxes. The returns are calculated by applying withholding rates applicable to non-resident persons who do not benefit from double taxation treaties. Withholding rates applicable to the Series may be lower.

MANAGEMENT OF THE SERIES
INVESTMENT MANAGER
Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.
PORTFOLIO MANAGERS
Farhan Sharaff, Ole Jakob Wold and Scott Hammond are primarily responsible for the day-to-day management of the Series, and each holds the title of Portfolio Manager with the Investment Manager. They have co-managed the Series since August 2013.

18 | PROSPECTUS

PURCHASE AND SALE OF SERIES’ SHARES
Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.
TAX INFORMATION
Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the annuity or insurance contract.
PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Series through a broker/dealer, financial representative or other financial intermediary , the Series and its related companies may pay the financial intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

PROSPECTUS | 19

Series E (Total Return Bond Series)

INVESTMENT OBJECTIVE
Series E seeks to provide total return, comprised of current income and capital appreciation.
FEES AND EXPENSES OF THE SERIES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. If such fees and expenses were reflected, the overall expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.50%
Distribution and Service (12b-1) Fees[2]	0.25%
Other Expenses	0.30%
Interest Expenses	0.04%
Other Remaining Expenses	0.26%
Acquired Fund Fees and Expenses	0.03%
Total Annual Operating Expenses	1.08%
Fee Waiver (and/or expense reimbursement)[3,4]	-0.20%
Total Annual Operating Expenses After Fee Waiver (and/or expense reimbursement)	0.88%

[1]	Management Fees have been restated to reflect current fees.

[2]	Distribution and Service (12b-1) Fees have been restated to reflect current fees.

[3]
Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), has contractually agreed through May 1, 2016 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Series to the annual percentage of average daily net assets for the Series to 0.81%. The Investment Manager is entitled to reimbursement by the Series of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement provided the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Series’ Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.

4 The Investment Manager has contractually agreed through May 1, 2016 to waive the amount of the Series’ management fee to the extent necessary to offset the proportionate share of certain expenses incurred by the Series through its investment in an underlying fund for which the Investment Manager or any of its affiliates also serves as investment manager.  Each agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Series’ Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.
The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$90	$324	$576	$1,299

20 | PROSPECTUS

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 62% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Series intends to pursue its investment objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in debt securities. Such debt securities may include, corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities (including those not backed by the full faith and credit of the U.S. government), mortgage-backed and asset-backed securities, participations in and assignments of bank and bridge loans, zero-coupon bonds, municipal bonds, payment-in-kind securities (such as payment-in-kind bonds), convertible fixed-income securities, non-registered or restricted securities (including those issued in reliance on Rule 144A and Regulation S securities), certain preferred securities and step-up securities (such as step-up bonds). These securities may pay fixed or variable rates of interest. While the Series will principally invest in debt securities listed, traded or dealt in developed markets, it may also invest without limitation in securities listed, traded or dealt in other countries, including emerging markets countries. Such securities may be denominated in foreign currencies. The Series may also invest in collateralized debt obligations (“CDOs”) (which include collateralized bond obligations, collateralized loan obligations and other similarly structured instruments), preferred stock and convertible securities. The Series may seek to obtain exposure to the securities in which it primarily invests through a variety of investment vehicles, principally closed-end funds, exchange-traded funds (“ETFs”) and other mutual funds.
The Series may hold fixed-income securities of any quality, rated or unrated, including, those that are rated below investment grade, or if unrated, determined to be of comparable quality (also known as “high yield securities” or “junk bonds”). If nationally recognized statistical rating organizations assign different ratings to the same security, the Series will use the higher rating for purposes of determining the security’s credit quality. However, the Series may not invest more than 33 1/3% of its total assets in fixed-income securities that are below investment grade. The Series may hold securities of any duration or maturity.
With respect to bank loans, the Series may purchase participations in, or assignments of, floating rate bank loans that meet certain liquidity standards and will provide for interest rate adjustments at least every 397 days and which may be secured by real estate or other assets. Participations may be interests in, or assignments of, the loan and may be acquired from banks or brokers that have made the loan or members of the lending syndicate. The Series may also participate in lending syndicates or other direct lending opportunities.
The Series also may seek certain exposures through derivative transactions, principally: foreign exchange forward contracts; futures on securities, indices, currencies and other investments; options; interest rate swaps; cross-currency swaps; total return swaps; credit default swaps; and other foreign currency contracts and foreign currency-related transactions, which may also create economic leverage in the Series. The Series may engage in derivative and foreign currency-related transactions for speculative purposes to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies. The Series may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs, “To Be Announced” (“TBA”) transactions and/or dollar rolls). In a TBA transaction, a seller agrees to deliver a mortgage-backed security to the Series at a future date, but the seller does not specify the particular security to be delivered. Instead, the Series agrees to accept any security that meets specified terms. The Series may use leverage to the extent permitted by applicable law by entering into reverse repurchase agreements and borrowing transactions (principally lines of credit) for investment purposes.
Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the "Investment Manager"), uses a process for selecting securities for purchase and sale that is based on intensive credit research and involves extensive due diligence on each issuer, region and sector. The Investment Manager also considers macroeconomic outlook and geopolitical issues.
The Investment Manager may determine to sell a security for several reasons including, the following: (1) to adjust the portfolio’s average maturity, or to shift assets into or out of higher-yielding securities; (2) if a security’s credit rating has been changed or for other credit reasons; (3) to meet redemption requests; (4) to take gains; or (5) due to relative value. The Series does not intend to principally invest in defaulted securities, but if a security defaults

PROSPECTUS | 21

subsequent to purchase by the Series, the Investment Manager will determine in its discretion whether to hold or dispose of such security. Under adverse market conditions (for example, in the event of credit events, where it is deemed opportune to preserve gains, or to preserve the relative value of investments), the Series can make temporary defensive investments and may not be able to pursue or achieve its objective.
PRINCIPAL RISKS
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are summarized below.
Asset-Backed and Mortgage-Backed Securities Risk—Investors in asset-backed securities, including mortgage-backed securities and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.
Collateralized Debt Obligations Risk — CDOs, including CDOs collateralized by a pool of bonds (CBOs) and CDOs collateralized by a pool of loans (CLOs), issue classes or “tranches” that vary in risk and yield, and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CDO securities as a class. The risks of CDOs depend largely on the type of the underlying collateral and the tranche of CDOs in which the Series invests. In addition, CDOs carry risks including interest rate risk, credit risk and default risk. Certain CDOs obtain their exposure through synthetic investments. These CDOs entail the risks associated with derivative instruments.
Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Counterparty Credit Risk — The Series makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Through these investments, the Series is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Series, the Series may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Series will decrease.
Credit Risk — The Series could lose money if the issuer or guarantor of a fixed-income instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. The issuer, guarantor or counterparty could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the instrument.
Currency Risk —Indirect and direct exposure to foreign currencies subjects the Series to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Series. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad. When the Series seeks exposure to foreign currencies through foreign currency contracts and related transactions, the Series becomes particularly susceptible to foreign currency value fluctuations, which may be sudden and significant, and investment decisions tied to currency markets. In addition, these investments are subject to the risks associated with derivatives and hedging and the impact on the Series of fluctuations in the value of currencies may be magnified.
Derivatives Risk — Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Series’ other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Some of the derivatives in which the Series invests are traded (and privately negotiated) in the over-the-counter ("OTC") market. OTC derivatives are subject to heightened credit, liquidity and valuation risks.
Emerging Markets Risk—Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed than

22 | PROSPECTUS

developing countries. Furthermore, investments in emerging market countries are generally subject to additional risks, including trading on smaller markets, having lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements.
Foreign Securities and Currency Risk—Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.
Hedging Risk — The Series may, but is not required to, engage in various investments or transactions that are designed to hedge a position that the Series holds.  There can be no assurance that the Series’ hedging investments or transactions will be effective.  Hedging investments or transactions involve costs and may reduce gains or result in losses, which may adversely affect the Series.
High Yield and Unrated Securities Risk — High yield, below investment grade and unrated high risk debt securities may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, and present more credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.
Interest Rate Risk — Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Series’ securities and share price to decline. The risks associated with rising interest rates are heightened given the historically low interest rate environment. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.
Investment in Investment Vehicles Risk —Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Series' performance.
Investments in Loans Risk — Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The Series’ investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Series is also subject to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Series to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants more difficult for the Series as legal action may have to go through the issuer of the participations. Transactions in loans are subject to delayed settlement periods, thus potentially limiting the ability of the Series to invest sale proceeds in other investments and to meet its redemption obligations.
Leverage Risk—The Series’ use of leverage, through borrowings or instruments such as derivatives, may cause the Series to be more volatile and riskier than if it had not been leveraged.
Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Series to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Series’ net asset value, causing the Series to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.
Management Risk — The Series is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Series to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Series.
Market Risk — The value of, or income generated by, the securities held by the Series may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world because of the interconnected global economies and financial markets.
Municipal Securities Risk—Municipal securities may be subject to credit, interest and prepayment risks. In addition, municipal securities can be affected by unfavorable legislative or political developments and adverse changes in the economic and fiscal conditions of state and municipal issuers or the federal government in case it provides financial

PROSPECTUS | 23

support to such issuers. Certain sectors of the municipal bond market have special risks that can affect them more significantly than the market as a whole. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the overall municipal market. Municipal securities that are insured by an insurer may be adversely affected by developments relevant to that particular insurer, or more general developments relevant to the market as a whole. Municipal securities can be difficult to value and be less liquid than other investments, which may affect performance.
Preferred Securities Risk—A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
Prepayment Risk—Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.
Real Estate Securities Risk — The Series may invest in securities of real estate companies and companies related to the real estate industry, including real estate investment trusts (“REITs”), which are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns.
Regulatory and Legal Risk—U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.
Repurchase Agreement and Reverse Repurchase Agreement Risk—In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Series or, in the case of a reverse repurchase agreement, the securities sold by the Series, may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Series reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Series’ yield.
Restricted Securities Risk—Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Series.
To Be Announced (“TBA”) Transactions Risk—The Series may enter into “To Be Announced” (“TBA”) transactions to purchase or sell mortgage-backed securities for a fixed price at a future date. TBA purchase commitments involve a risk of loss if the value of the securities to be purchased declines prior to settlement date or if the counterparty may not deliver the securities as promised. Selling a TBA involves a risk of loss if the value of the securities to be sold goes up prior to settlement date.
U.S. Government Securities Risk — U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate risk and credit risk.
Zero Coupon and Payment-In-Kind Securities Risk — Zero coupon and payment-in-kind securities pay no cash income and usually are sold at substantial discounts from their value at maturity. Zero coupon and payment-in-kind securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities, which make current distributions of cash.
PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Series by showing the Series’ share performance from year to year and average annual returns for the one, five, and ten year periods compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.

24 | PROSPECTUS

Effective January 28, 2013, certain changes were made to the Series’ investment objective and principal investment strategies.

Highest Quarter Return		Lowest Quarter Return
Q3 2009	3.48%	Q4 2008	-5.52%
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2014 )

	1 Year	5 Years	10 Years
Series E	8.10%	5.36%	3.41%
Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses, or taxes)	5.97%	4.45%	4.71%
MANAGEMENT OF THE SERIES
INVESTMENT MANAGER
Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.
PORTFOLIO MANAGERS
B. Scott Minerd, Anne B. Walsh, James W. Michal and Jeffrey B. Abrams are primarily responsible for the day-to-day management of the Series. Each holds the title of Portfolio Manager with the Investment Manager. They have co-managed the Series since August 2012 .
PURCHASE AND SALE OF SERIES’ SHARES
Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.
TAX INFORMATION
Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the annuity or insurance contract.
PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Series through a broker/dealer, financial representative or other financial intermediary, the Series and its related companies may pay the financial intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend a variable annuity

PROSPECTUS | 25

or variable life insurance contract and the Series over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

26 | PROSPECTUS

Series F (Floating Rate Strategies Series)

INVESTMENT OBJECTIVE
Series F seeks to provide a high level of current income while maximizing total return.
FEES AND EXPENSES OF THE SERIES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. If such fees and expenses were reflected, the overall expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.34%
Total Annual Operating Expenses	1.24%
Fee Waiver (and/or expense reimbursement)[1,2]	-0.08%
Total Annual Operating Expenses After Fee Waiver (and/or expense reimbursement)	1.16%

[1]
Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the “Investment Manager”), has contractually agreed through May 1, 2016 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Series to the annual percentage of average daily net assets for the Series to 1.15%. The Investment Manager is entitled to reimbursement by the Series of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement provided the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Series’ Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.

2 The Investment Manager has contractually agreed through May 1, 2016 to waive the amount of the Series’ management fee to the extent necessary to offset the proportionate share of certain expenses incurred by the Series through its investment in an underlying fund for which the Investment Manager or any of its affiliates also serves as investment manager.  Each agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Series’ Board of Trustees.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.
The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$118	$386	$673	$1,493
The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

PROSPECTUS | 27

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 90% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Series will normally invest at least 80% of its assets (net assets, plus the amount of any borrowing for investment purposes) in floating rate senior secured syndicated bank loans, floating rate revolving credit facilities (“revolvers”), floating rate unsecured loans, floating rate asset backed securities (including floating rate collateralized loan obligations (“CLOs”)), other floating rate bonds, loans, notes and other securities (which may include, principally, senior secured, senior unsecured and subordinated bonds), fixed income instruments with respect to which the Series has entered into derivative instruments to effectively convert the fixed rate interest payments into floating rate income payments, and derivative instruments (based on their notional value for purposes of this 80% strategy) that provide exposure (i.e., economic characteristics similar) to floating rate or variable rate loans, obligations or other securities. The loans in which the Series will invest, generally made by banks and other lending institutions, are made to (or issued by) corporations, partnerships and other business entities. Floating rate loans feature rates that reset regularly, maintaining a fixed spread over the London InterBank Offered Rate (“LIBOR”) or the prime rates of large money-center banks. The interest rates for floating rate loans typically reset quarterly, although rates on some loans may adjust at other intervals.
The Series invests in other fixed-income instruments of various maturities which may be represented by bonds, debt securities, forwards, derivatives or other similar instruments that Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the “Investment Manager”), believes provide the potential to deliver a high level of current income. Securities in which the Series invests also may include corporate bonds, convertible securities (including those that are deemed to be “busted” because they are trading well below their equity conversion value), fixed rate asset-backed securities (including collateralized mortgage-backed securities) and CLOs. The Series may invest in a variety of investment vehicles, such as closed-end funds, exchange-traded funds (“ETFs”) and other mutual funds.
The Series may hold securities of any quality, rated or unrated, including, those that are rated below investment grade, or, if unrated, determined to be of comparable quality (also known as “high yield securities” or “junk bonds”). The Series may hold below investment grade securities with no limit. The Series may hold non-registered or restricted securities (consisting of securities originally issued in reliance on Rule 144A and Regulation S securities). The Series may also invest in securities of real estate investment trusts (“REITs”) and other real estate companies.
The Series will principally invest in U.S. dollar denominated loans and other securities of U.S. companies, but may also invest in securities of non-U.S. companies and non-U.S. dollar denominated loans and securities (e.g., denominated in Euros, British pounds, Swiss francs or Canadian dollars), including loans and securities of emerging market countries. The Investment Manager may attempt to reduce foreign currency exchange rate risk by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”).
The Series also may seek certain exposures through derivative transactions, including foreign exchange forward contracts, futures on securities, indices, currencies and other investments; options; interest rate swaps, cross-currency swaps, total return swaps; and credit default swaps, which may also create economic leverage in the Series. The Series may engage in derivative transactions for speculative purposes to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies. The Series may use leverage to the extent permitted by applicable law by entering into reverse repurchase agreements and borrowing transactions (principally lines of credit) for investment purposes.
The Series also may engage, without limit, in repurchase agreements, forward commitments, short sales and securities lending. The Series may, without limitation, seek to obtain exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs and or dollar rolls).
The Investment Manager’s investment philosophy is predicated upon the belief that thorough research and independent thought are rewarded with performance that has the potential to outperform benchmark indexes with both lower volatility and lower correlation of returns as compared to such benchmark indexes.
The Investment Manager may determine to sell a security for several reasons including the following: (1) to adjust the portfolio’s average maturity, or to shift assets into or out of higher-yielding securities; (2) if a security’s credit

28 | PROSPECTUS

rating has been changed or for other credit reasons; (3) to meet redemption requests; (4) to take gains; or (5) due to relative value. The Series will not invest in securities that are in default at the time of investment, but if a security defaults subsequent to purchase by the Series, the Investment Manager will determine in its discretion whether to hold or dispose of such security. Under adverse market conditions (for example, in the event of credit events, where it is deemed opportune to preserve gains, or to preserve the relative value of investments), the Series can make temporary defensive investments and may not be able to pursue or achieve its objective.
PRINCIPAL RISKS
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are summarized below.
Asset-Backed and Mortgage-Backed Securities Risk—Investors in asset-backed securities, including mortgage-backed securities and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.
Collateralized Debt Obligations Risk — CDOs, including CDOs collateralized by a pool of bonds (CBOs) and CDOs collateralized by a pool of loans (CLOs), issue classes or “tranches” that vary in risk and yield, and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CDO securities as a class. The risks of CDOs depend largely on the type of the underlying collateral and the tranche of CDOs in which the Series invests. In addition, CDOs carry risks including interest rate risk, credit risk and default risk. Certain CDOs obtain their exposure through synthetic investments. These CDOs entail the risks associated with derivative instruments.
Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Counterparty Credit Risk — The Series makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Through these investments, the Series is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Series, the Series may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Series will decrease.
Credit Risk — The Series could lose money if the issuer or guarantor of a fixed-income instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. The issuer, guarantor or counterparty could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the instrument.
Currency Risk—Indirect and direct exposure to foreign currencies subjects the Series to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Series. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad.
Derivatives Risk — Derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Series’ other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Some of the derivatives in which the Series invests are traded (and privately negotiated) in the over-the-counter ("OTC") market. OTC derivatives are subject to heightened credit, liquidity and valuation risks.
Dollar Roll Transaction Risk — The Series may enter into dollar roll transactions, in which the Series sells a mortgage-backed or other security for settlement on one date and buys back a substantially similar security for settlement at

PROSPECTUS | 29

a later date. Dollar rolls involve a risk of loss if the market value of the securities that the Series is committed to buy declines below the price of the securities the Series has sold.
Emerging Markets Risk—Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed than developing countries. Furthermore, investments in emerging market countries are generally subject to additional risks, including trading on smaller markets, having lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements.
Foreign Securities and Currency Risk—Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.
High Yield and Unrated Securities Risk — High yield, below investment grade and unrated high risk debt securities may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, and present more credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.
Interest Rate Risk — Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Series’ securities and share price to decline. The risks associated with rising interest rates are heightened given the historically low interest rate environment. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.
Investment in Investment Vehicles Risk —Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Series' performance.
Investments in Loans Risk — Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The Series’ investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Series is also subject to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Series to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants more difficult for the Series as legal action may have to go through the issuer of the participations. Transactions in loans are subject to delayed settlement periods, thus potentially limiting the ability of the Series to invest sale proceeds in other investments and to meet its redemption obligations.
Leverage Risk—The Series’ use of leverage, through borrowings or instruments such as derivatives, may cause the Series to be more volatile and riskier than if it had not been leveraged.
Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Series to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Series’ net asset value, causing the Series to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.
Management Risk — The Series is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Series to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Series.
Market Risk — The value of, or income generated by, the securities held by the Series may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world because of the interconnected global economies and financial markets.
Prepayment Risk—Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

30 | PROSPECTUS

Real Estate Securities Risk—The Series may invest in securities of real estate companies and companies related to the real estate industry, including real estate investment trusts (“REITs”), which are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns.
Regulatory and Legal Risk—U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.
Repurchase Agreement and Reverse Repurchase Agreement Risk—In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Series or, in the case of a reverse repurchase agreement, the securities sold by the Series, may be delayed.
Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Series reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Series’ yield.
Restricted Securities Risk—Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Series.
Securities Lending Risk—Securities lending involves a risk that the borrower may fail to return the securities or deliver the proper amount of collateral, which may result in a loss to the Series. In the event of bankruptcy of the borrower, the Series could experience losses or delays in recovering the loaned securities.
Short Sales Risk — Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Series’ ability to engage in short selling.
PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Series by showing the Series’ share performance for one year and average annual returns for the one year and since inception periods compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.

Highest Quarter Return		Lowest Quarter Return
Q1 2014	1.29%	Q4 2014	-0.11%

PROSPECTUS | 31

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2014)

	1 Year	Since Inception[1]
Series F	2.38%	2.89%
Credit Suisse Leveraged Loan Index (reflects no deductions for fees, expenses, or taxes)	2.04%	3.06%

[1]	Since inception of April 24, 2013.
MANAGEMENT OF THE SERIES
INVESTMENT MANAGER
Guggenheim Partners Investment Management, LLC, d/b/a Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.
PORTFOLIO MANAGERS
B. Scott Minerd, Anne B. Walsh, Kevin H. Gundersen, James W. Michal and Thomas J. Hauser are primarily responsible for the day-to-day management of the Series. They hold the titles of Global Chief Investment Officer; Senior Managing Director; Senior Managing Director & Portfolio Manager; Managing Director & Portfolio Manager; and Managing Director & Portfolio Manager, respectively, with the Investment Manager. B. Scott Minerd, Anne B. Walsh, Kevin H. Gundersen and James W. Michal have managed the Series since its inception. Thomas J. Hauser has managed the Series since November 2014.
PURCHASE AND SALE OF SERIES’ SHARES
Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.
TAX INFORMATION
Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the annuity or insurance contract.
PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Series through a broker/dealer, financial representative or other financial intermediary, the Series and its related companies may pay the financial intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

32 | PROSPECTUS

Series J (StylePlus—Mid Growth Series)

INVESTMENT OBJECTIVE
Series J seeks long-term growth of capital.
FEES AND EXPENSES OF THE SERIES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. If such fees and expenses were reflected, the overall expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.07%
Total Annual Operating Expenses	1.05%
Fee Waiver (and/or expense reimbursement)[1]	-0.02%
Total Annual Operating Expenses After Fee Waiver (and/or expense reimbursement)	1.03%

[1]
Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), has contractually agreed through May 1, 2016 to waive the amount of the Series’ management fee to the extent necessary to offset the proportionate share of certain expenses incurred by the Series through its investment in an underlying fund for which the Investment Manager or any of its affiliates also serves as investment manager.  The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Series’ Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.
The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$105	$332	$577	$1,281
The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 100% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Series J seeks to exceed the total return of the Russell Midcap Growth Index (the “Index”). The Series pursues its objective by investing, under normal market conditions, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in: (i) equity securities issued by companies that have market capitalizations within the range of companies in the Index; (ii) investment vehicles that provide exposure to companies that have market capitalizations within the range of companies in the Index; and (iii) equity derivatives that, when purchased, provide exposure to (i.e., economic characteristics similar to) equity securities of companies with market

PROSPECTUS | 33

capitalizations usually within the range of companies in the Index and equity derivatives based on mid-capitalization indices, including mid-capitalization growth indices deemed appropriate by Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”). The Series will usually also invest in fixed-income securities and cash investments to collateralize derivatives positions and to increase investment return. As of March 31, 2015, the Index consisted of securities of companies with market capitalizations that ranged from $212.3 million to $37.3 billion.
Equity securities in which the Series may invest include common stocks, rights and warrants, and American Depositary Receipts (“ADRs”). Derivatives in which the Series may invest include options, futures contracts, swap agreements, and forward contracts. Fixed-income securities and other securities in which the Series may invest include debt securities selected from a variety of sectors and credit qualities (principally, investment grade), principally, corporate bonds, participations in and assignments of syndicated bank loans, asset-backed securities (including mortgage-backed securities, collateralized debt obligations ("CDOs"), collateralized loan obligations ("CLOs") and other structured finance investments), U.S. government and agency securities (including those not backed by the full faith and credit of the U.S. government), mezzanine and preferred securities, commercial paper, zero-coupon bonds, non-registered or restricted securities (consisting of securities originally issued in reliance on Rule 144A and Regulation S), step-up securities (such as step-up bonds) and convertible securities that Guggenheim Investments believes offer attractive yield and/or capital appreciation potential.The Series may invest in securities listed, traded or dealt in other countries. The Series may hold securities of any duration or maturity. Fixed-income securities in which the Series may invest may pay fixed or variable rates of interest. The Series may invest in a variety of investment vehicles, principally closed-end funds, exchange-traded funds (“ETFs”) and other mutual funds.
Allocation decisions within the asset categories are at the discretion of the Investment Manager and are based on the Investment Manager’s judgment of the current investment environment (including market volatility), the attractiveness of each asset category, the correlations among Index components, individual positions or each asset category, and expected returns. In selecting investments for the Series, the Investment Manager uses quantitative analysis, credit research and due diligence on issuers, regions and sectors to select the Series’ investments and other proprietary strategies to identify securities and other assets that, in combination, are expected to contribute to exceeding the total return of the Index. Derivative instruments may be used extensively by the Investment Manager to maintain exposure to the equity and fixed income markets, to hedge the Series’ portfolio, or to increase returns. The Investment Manager may determine to sell a security for several reasons including the following: (1) to meet redemption requests; (2) to close-out or unwind derivatives transactions; (3) to realize gains; or (4) if market conditions change.
Under certain circumstances, the Series may invest a substantial portion of its assets in other short-term fixed-income investment companies advised by the Investment Manager, or an affiliate of the Investment Manager, for liquidity management purposes, including in order to increase yield on liquid investments used to collateralize derivatives positions. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Investment Manager, to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”) and similar investments; and (iv) other short-term fixed-income securities. Such investments will expose the Series to the risks of these asset categories and may cause the Series to deviate from its principal investment strategy.
Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. The Series may be unable to pursue or achieve its investment objective during that time and temporary defensive investments could reduce the benefit from any upswing in the market.
PRINCIPAL RISKS
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are summarized below.
Asset-Backed and Mortgage-Backed Securities Risk—Investors in asset-backed securities, including mortgage-backed securities and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

34 | PROSPECTUS

Collateralized Debt Obligations Risk — CDOs, including CDOs collateralized by a pool of bonds (CBOs) and CDOs collateralized by a pool of loans (CLOs), issue classes or “tranches” that vary in risk and yield, and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CDO securities as a class. The risks of CDOs depend largely on the type of the underlying collateral and the tranche of CDOs in which the Series invests. In addition, CDOs carry risks including interest rate risk, credit risk and default risk. Certain CDOs obtain their exposure through synthetic investments. These CDOs entail the risks associated with derivative instruments.
Commercial Paper Risk — The value of the Series’ investment in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates.
Convertible Securities Risk —Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Counterparty Credit Risk — The Series makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Through these investments, the Series is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Series, the Series may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Series will decrease.
Credit Risk — The Series could lose money if the issuer or guarantor of a fixed-income instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. The issuer, guarantor or counterparty could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the instrument.
Derivatives Risk — Derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Series’ other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Some of the derivatives in which the Series invests are traded (and privately negotiated) in the over-the-counter ("OTC") market. OTC derivatives are subject to heightened credit, liquidity and valuation risks. Certain risks also are specific to the derivatives in which the Series invests.
Swap Agreements Risk—Swap agreements are contracts among the Series and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.
Futures Contracts Risk—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Series may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Series’ NAV. Futures are also subject to leverage risks and to liquidity risk.
Options Risk—Options or options on futures contracts give the holder of the option the right to buy(or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation

PROSPECTUS | 35

risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Investment Manager’s ability to predict correctly future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.
Equity Securities Risk—Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.
Foreign Securities and Currency Risk—Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.
Growth Stocks Risk—Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.
High Yield and Unrated Securities Risk — High yield, below investment grade and unrated high risk debt securities may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, and present more credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.
Interest Rate Risk — Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Series’ securities and share price to decline. The risks associated with rising interest rates are heightened given the historically low interest rate environment. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.
Investment in Investment Vehicles Risk —Investing in other investment vehicles, including ETFs, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Series' performance.
Investments in Loans Risk — Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The Series’ investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Series is also subject to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Series to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants more difficult for the Series as legal action may have to go through the issuer of the participations. Transactions in loans are subject to delayed settlement periods, thus potentially limiting the ability of the Series to invest sale proceeds in other investments and to meet its redemption obligations.
Leverage Risk—The Series’ use of leverage, through borrowings or instruments such as derivatives, may cause the Series to be more volatile and riskier than if it had not been leveraged.
Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Series to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Series’ net asset value, causing the Series to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.
Management Risk — The Series is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Series to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active

36 | PROSPECTUS

management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Series.
Market Risk — The value of, or income generated by, the securities held by the Series may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world because of the interconnected global economies and financial markets.
Mid-Capitalization Securities Risk — The Series is subject to the risk that mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of mid-capitalization companies may be more speculative, volatile and less liquid than securities of large companies. Mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than large capitalization companies.
Preferred Securities Risk—A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
Prepayment Risk—Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.
Regulatory and Legal Risk—U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.
Restricted Securities Risk—Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Series.
U.S. Government Securities Risk — U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate risk and credit risk.
PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Series by showing the Series’ share performance from year to year and average annual returns for the one, five, and ten year periods compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.
Effective April 30, 2013, certain changes were made to the Series’ investment objective and principal investment strategies.

PROSPECTUS | 37

Highest Quarter Return		Lowest Quarter Return
Q2 2009	19.76%	Q4 2008	-25.39%
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2014 )

	1 Year	5 Years	10 Years
Series J	13.05%	15.21%	5.92%
Russell Midcap Growth Index (reflects no deductions for fees, expenses, or taxes)	11.90%	16.94%	9.43%
MANAGEMENT OF THE SERIES
INVESTMENT MANAGER
Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.
PORTFOLIO MANAGERS
B. Scott Minerd, Farhan Sharaff, Jayson B. Flowers and Scott Hammond are primarily responsible for the day-to-day management of the Series, and each holds the title of Portfolio Manager with the Investment Manager. They have co-managed the Series since April 2013.
PURCHASE AND SALE OF SERIES’ SHARES
Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.
TAX INFORMATION
Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the annuity or insurance contract.
PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Series through a broker/dealer, financial representative or other financial intermediary, the Series and its related companies may pay the financial intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

38 | PROSPECTUS

Series M (Macro Opportunities Series)

INVESTMENT OBJECTIVE
Series M seeks to provide total return, comprised of current income and capital appreciation.
FEES AND EXPENSES OF THE SERIES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. If such fees and expenses were reflected, the overall expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees of the Series and the Subsidiary	0.89%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.53%
Interest Expense	0.03%
Remaining Other Expenses	0.50%
Acquired Fund Fees and Expenses	0.04%
Total Annual Operating Expenses	1.71%
Fee Waiver (and/or expense reimbursement)[1,2]	-0.19%
Total Annual Operating Expenses After Fee Waiver (and/or expense reimbursement)	1.52%

[1]
Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the “Investment Manager”), has contractually agreed through May 1, 2016 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Series to the annual percentage of average daily net assets for the Series to 1.45%. The Investment Manager is entitled to reimbursement by the Series of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement provided the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Series’ Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.

2 The Investment Manager has contractually agreed through May 1, 2016 to waive the amount of the Series’ management fee to the extent necessary to offset the proportionate share of certain expenses incurred by the Series through its investment in an underlying fund for which the Investment Manager or any of its affiliates also serves as investment manager.  Each agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Series’ Board of Trustees.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.
The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$155	$520	$910	$2,004
The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

PROSPECTUS | 39

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 68% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Series will seek to achieve its investment objective by investing in a wide range of fixed income and other debt and equity securities selected from a variety of sectors and credit qualities, principally, corporate bonds, syndicated bank loans and other direct lending opportunities, participations in and assignments of syndicated bank loans, asset-backed securities (including mortgage-backed securities and structured finance investments), U.S. government and agency securities (including those not backed by the full faith and credit of the U.S. government), mezzanine and preferred securities, commercial paper, zero-coupon bonds, municipal securities, non-registered or restricted securities (consisting of securities originally issued in reliance on Rule 144A and Regulation S), step-up securities (such as step-up bonds) and convertible securities, and in common stocks and other equity investments that Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the “Investment Manager”), believes offer attractive yield and/or capital appreciation potential. The Investment Manager may employ a strategy of writing (selling) covered call and put options on such equity securities.
While the Series will principally invest in securities listed, traded or dealt in developed markets, it may also invest without limitation in securities listed, traded or dealt in other countries, including emerging markets countries. Such securities may be denominated in foreign currencies. The Series may hold securities of any duration or maturity. Securities in which the Series may invest may pay fixed or variable rates of interest. The Series may invest in a variety of investment vehicles, principally closed-end funds, exchange-traded funds (“ETFs”) and other mutual funds.
The Series may also invest in commodities (such as precious metals), commodity-linked notes and other commodity-linked derivative instruments, such as swaps, options, or forward contracts based on the value of commodities or commodities indices and commodity futures. The Series may gain exposure to such commodity instruments by investing a portion of the Series’ total assets in a wholly-owned subsidiary, which is organized as a limited company under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary primarily obtains its commodities exposure by investing in commodities, commodity-linked notes, and commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the Investment Company Act of 1940 (“1940 Act”). The Series must maintain no more than 25% of its total assets in the Subsidiary at the end of every quarter of its taxable year.
The Series may use leverage to the extent permitted by applicable law by entering into reverse repurchase agreements and borrowing transactions (principally lines of credit) for investment purposes. The Series also may engage in collateralized debt obligations (“CDOs”) (which include collateralized bond obligations, collateralized loan obligations and other similarly structured instruments), repurchase agreements, forward commitments, short sales and securities lending and it may seek certain exposures through derivative transactions, including: foreign exchange forward contracts; futures on securities, indices, currencies and other investments; options; interest rate swaps; cross-currency swaps; total return swaps; credit default swaps; and other foreign currency contracts and foreign currency-related transactions, which may also create economic leverage in the Series. The Series may engage, without limit, in derivative and foreign currency-related transactions for speculative purposes to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies. The Series may also, without limitation, seek to obtain exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs and or dollar rolls).
The Investment Manager will use a relative value-based investment philosophy, which utilizes quantitative and qualitative analysis to seek to identify securities or spreads between securities that deviate from their perceived fair value and/or historical norms. The Investment Manager seeks to combine a credit managed fixed-income portfolio with access to a diversified pool of alternative investments and equity strategies. The Investment Manager’s investment philosophy is predicated upon the belief that thorough research and independent thought are rewarded with performance that has the potential to outperform benchmark indexes with both lower volatility and lower correlation of returns as compared to such benchmark indexes.
The Investment Manager may determine to sell a security for several reasons including the following: (1) to adjust the portfolio’s average maturity, or to shift assets into or out of higher-yielding securities; (2) if a security’s credit rating has been changed or for other credit reasons; (3) to meet redemption requests; (4) to take gains; or (5) due

40 | PROSPECTUS

to relative value. The Series may hold, without limit, fixed income securities of any quality, rated or unrated, including, those that are rated below investment grade, or, if unrated, determined to be of comparable quality (also known as “high yield securities” or “junk bonds”) and defaulted securities. If nationally recognized statistical rating organizations assign different ratings to the same security, the Series will use the higher rating for purposes of determining the security’s credit quality. Under adverse market conditions (for example, in the event of credit events, where it is deemed opportune to preserve gains, or to preserve the relative value of investments), the Series can make temporary defensive investments and may not be able to pursue or achieve its objective.
PRINCIPAL RISKS
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are summarized below.
Asset-Backed and Mortgage-Backed Securities Risk—Investors in asset-backed securities, including mortgage-backed securities and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.
Collateralized Debt Obligations Risk — CDOs, including CDOs collateralized by a pool of bonds (CBOs) and CDOs collateralized by a pool of loans (CLOs), issue classes or “tranches” that vary in risk and yield, and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CDO securities as a class. The risks of CDOs depend largely on the type of the underlying collateral and the tranche of CDOs in which the Series invests. In addition, CDOs carry risks including interest rate risk, credit risk and default risk. Certain CDOs obtain their exposure through synthetic investments. These CDOs entail the risks associated with derivative instruments.
Commercial Paper Risk -The value of the Series’ investment in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates.
Commodities Risk—The commodities industries can be significantly affected by the level and volatility of commodity prices; world events including international monetary and political developments; import controls and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.
Commodity-Linked Investing—Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.
Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Counterparty Credit Risk — The Series makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Through these investments, the Series is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Series, the Series may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Series will decrease.
Credit Risk-The Series could lose money if the issuer or guarantor of a fixed-income instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. The issuer, guarantor or counterparty could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the instrument.
Currency Risk —Indirect and direct exposure to foreign currencies subjects the Series to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Series. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and

PROSPECTUS | 41

tax developments in the U.S. or abroad. When the Series seeks exposure to foreign currencies through foreign currency contracts and related transactions, the Series becomes particularly susceptible to foreign currency value fluctuations, which may be sudden and significant, and investment decisions tied to currency markets. In addition, these investments are subject to the risks associated with derivatives and hedging and the impact on the Series of fluctuations in the value of currencies may be magnified.
Derivatives Risk -Derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Series’ other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Some of the derivatives in which the Series invests are traded (and privately negotiated) in the over-the-counter ("OTC") market. OTC derivatives are subject to heightened credit, liquidity and valuation risks. Certain risks also are specific to the derivatives in which the Series invests.
Swap Agreements Risk —Swap agreements are contracts among the Series and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.
Futures Contracts Risk —Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Series may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Series’ NAV. Futures are also subject to leverage risks and to liquidity risk.
Options Risk —Options or options on futures contracts give the holder of the option the right to buy(or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Investment Manager’s ability to predict correctly future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.
Dollar Roll Transaction Risk — The Series may enter into dollar roll transactions, in which the Series sells a mortgage-backed or other security for settlement on one date and buys back a substantially similar security for settlement at a later date. Dollar rolls involve a risk of loss if the market value of the securities that the Series is committed to buy declines below the price of the securities the Series has sold.
Emerging Markets Risk—Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed than developing countries. Furthermore, investments in emerging market countries are generally subject to additional risks, including trading on smaller markets, having lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements.
Equity Securities Risk—Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

42 | PROSPECTUS

Foreign Securities and Currency Risk—Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.
Geographic Emphasis Risk — To the extent the Series invests a significant portion of its assets in one country or geographic region, the Series will be more vulnerable to the economic, financial, social, political or other developments affecting that country or region than a series that invests its assets more broadly. Such developments may have a significant impact on the Series’ investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified series.
Hedging Risk — The Series may, but is not required to, engage in various investments or transactions that are designed to hedge a position that the Series holds.  There can be no assurance that the Series’ hedging investments or transactions will be effective.  Hedging investments or transactions involve costs and may reduce gains or result in losses, which may adversely affect the Series.
High Yield and Unrated Securities Risk — High yield, below investment grade and unrated high risk debt securities may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, and present more credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.
Interest Rate Risk — Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Series’ securities and share price to decline. The risks associated with rising interest rates are heightened given the historically low interest rate environment. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.
Investment in Investment Vehicles Risk —Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Series' performance.
Investments in Loans Risk — Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The Series’ investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Series is also subject to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Series to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants more difficult for the Series as legal action may have to go through the issuer of the participations. Transactions in loans are subject to delayed settlement periods, thus potentially limiting the ability of the Series to invest sale proceeds in other investments and to meet its redemption obligations.
Investment in the Subsidiary Risk — The Subsidiary, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Series because the Subsidiary is not registered under the 1940 Act. The Series is exposed to the risks of the Subsidiary’s investments, which are exposed to the risks of investing in the commodities markets. The Series also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Series and the Subsidiary, respectively, are organized, could result in the inability of the Series and/or the Subsidiary to operate as intended and could negatively affect the Series and its shareholders. The character, timing, or amount that the Series will pay in taxes may be affected by the Series’ investment in the Subsidiary. Future legislation, Treasury regulations and/or guidance issued by the IRS may also affect whether income derived from the Series’ investments in the Subsidiary is considered qualifying income.
Leverage Risk—The Series’ use of leverage, through borrowings or instruments such as derivatives, may cause the Series to be more volatile and riskier than if it had not been leveraged.
Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Series to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Series’ net asset value, causing the Series to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.

PROSPECTUS | 43

Management Risk — The Series is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Series to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Series.
Market Risk — The value of, or income generated by, the securities held by the Series may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world because of the interconnected global economies and financial markets.
Municipal Securities Risk—Municipal securities may be subject to credit, interest and prepayment risks. In addition, municipal securities can be affected by unfavorable legislative or political developments and adverse changes in the economic and fiscal conditions of state and municipal issuers or the federal government in case it provides financial support to such issuers. Certain sectors of the municipal bond market have special risks that can affect them more significantly than the market as a whole. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the overall municipal market. Municipal securities that are insured by an insurer may be adversely affected by developments relevant to that particular insurer, or more general developments relevant to the market as a whole. Municipal securities can be difficult to value and be less liquid than other investments, which may affect performance.
Non-Diversification Risk—The Series is considered non-diversified because it invests a large portion of its assets in a small number of issuers. As a result, the Series is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.
Preferred Securities Risk—A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
Prepayment Risk—Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.
Real Estate Securities Risk—The Series may invest in securities of real estate companies and companies related to the real estate industry, including real estate investment trusts (“REITs”), which are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns.
Regulatory and Legal Risk—U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.
Repurchase Agreement and Reverse Repurchase Agreement Risk—In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Series or, in the case of a reverse repurchase agreement, the securities sold by the Series, may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Series reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Series’ yield.
Restricted Securities Risk—Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Series.
Securities Lending Risk—Securities lending involves a risk that the borrower may fail to return the securities or deliver the proper amount of collateral, which may result in a loss to the Series. In the event of bankruptcy of the borrower, the Series could experience losses or delays in recovering the loaned securities.
Short Sales and Short Exposure Risk — Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security. A short exposure through a derivative exposes the Series to counterparty credit risk and leverage risk. The risk for loss on a short sale or other short exposure is greater than a direct investment in the security itself because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. The risk of loss through a short sale or other short exposure may in some cases be theoretically unlimited. Government actions also may affect the Series’ ability to engage in short selling.

44 | PROSPECTUS

Special Situations/Securities in Default Risk—Investments in the securities and debt of distressed issuers or issuers in default involves far greater risk than investing in issuers whose debt obligations are being met and whose debt trade at or close to its “par” or full value because the investments are highly speculative with respect to the issuer’s ability to make interest payments and/or to pay its principal obligations in full.
U.S. Government Securities Risk — U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate risk and credit risk.
PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Series by showing0 the Series’ share performance for one year and average annual returns for the one year and since inception periods compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.

Highest Quarter Return		Lowest Quarter Return
Q1 2014	2.73%	Q3 2014	-0.30%
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2014)

	1 Year	Since Inception[1]
Series M	5.35%	3.72%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses, or taxes)	0.04%	0.05%

[1]	Since inception of April 24, 2013.
MANAGEMENT OF THE SERIES
INVESTMENT MANAGER
Guggenheim Partners Investment Management, LLC, d/b/a Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.
PORTFOLIO MANAGERS
B. Scott Minerd, Anne B. Walsh, Kevin H. Gundersen and James W. Michal are primarily responsible for the day-to-day management of the Series. They hold the titles of Global Chief Investment Officer; Senior Managing Director; Senior Managing Director & Portfolio Manager; and Managing Director & Portfolio Manager respectively, with the Investment Manager. Each Portfolio Manager has managed the Series since April 2013 .

PROSPECTUS | 45

PURCHASE AND SALE OF SERIES’ SHARES
Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.
TAX INFORMATION
Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the annuity or insurance contract.
PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Series through a broker/dealer, financial representative or other financial intermediary, the Series and its related companies may pay the financial intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

46 | PROSPECTUS

Series N (Managed Asset Allocation Series)

INVESTMENT OBJECTIVE
Series N seeks to provide growth of capital and, secondarily, preservation of capital.
FEES AND EXPENSES OF THE SERIES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. If such fees and expenses were reflected, the overall expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Other Expenses	0.28%
Acquired Fund Fees and Expenses	0.09%
Total Annual Operating Expenses	1.02%
EXAMPLE
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.
The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$104	$325	$563	$1,248
PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 14% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Series seeks to achieve its investment objective by investing in a diversified portfolio of futures contracts and exchange-traded funds (“ETFs”) and other pooled investment vehicles that track major equity indexes and fixed income indexes (“underlying funds”) to obtain exposure to equity, fixed income and money market assets. The precise allocation to equity and fixed income assets will depend on the outlook of Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), for each asset class. The Series may obtain exposure to these asset classes through investments in the underlying funds, which may track indices such as the S&P 500 Index and Barclays U.S. Aggregate Bond Index, or through investments in futures contracts and other derivatives, as further discussed below.
Under normal market conditions, the Series’ investments are expected to achieve a moderate allocation of equity, fixed income and money market assets in approximately the following amounts: (1) 60% of total assets in equity securities, which may include stock of small capitalization U.S. companies, mid-capitalization U.S. companies, large capitalization U.S. companies and non-U.S. companies (including companies from emerging markets countries); and (2) 40% of total assets in fixed income securities, which may include short and long term corporate and government bonds and which may be of any quality, rated or unrated, including those that are rated below investment grade, or, if unrated, determined to be of comparable quality (also known as “high yield securities” or “junk bonds”). However, the Investment Manager intends to utilize dynamic asset allocation techniques that will allow rapid shifts between asset classes to attempt to exploit current market trends, and the Series may invest fully in any asset class at any

PROSPECTUS | 47

time. Moreover, the Investment Manager may change the Series’ asset class allocation, the underlying funds or weightings without shareholder notice. The Series’ investments will, under normal market conditions, be rebalanced monthly toward the moderate allocation discussed above.
The Investment Manager determines the Series’ asset allocation through the analysis of multiple proprietary factors that impact each asset class. An outlook for each asset is based on risk and return expectations. Once an outlook is established, the Series’ assets are allocated through proprietary techniques using a risk management process that adapts to different market trends and dynamically shifts allocations to exploit the current market environment. Asset classes are evaluated independently.
The Series is expected to implement its investment strategies by investing in ETFs, including affiliated ETFs of the Investment Manager, and other pooled investment vehicles. Under certain circumstances, the Series may invest a substantial portion of its assets in other short-term fixed-income investment companies advised by the Investment Manager, or an affiliate of the Investment Manager, for liquidity management purposes, including in order to increase yield on liquid investments used to collateralize derivatives positions. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Investment Manager, to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”) and similar investments; and (iv) other short-term fixed income securities. Such investments will expose the Series to the risks of these asset categories may cause the Series to deviate from its principal investment strategy.
The Series is also expected to implement its strategies through investments in derivative instruments such as futures contracts, options on futures contracts, options on securities, currency futures contracts and credit derivative instruments for purposes of enhancing income (i.e., speculative purposes), hedging risks posed by other portfolio holdings, or as a substitute for investing, purchasing or selling securities or other assets. Certain of the Series’ derivatives investments may be traded in the over-the-counter (“OTC”) market. In an effort to ensure that the Series has the desired positioning on a day-to-day basis, the Series may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.
Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. The Series may be unable to pursue or achieve its investment objective during that time and temporary defensive investments could reduce the benefit from any upswing in the market.
PRINCIPAL RISKS
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are summarized below.
Asset-Backed and Mortgage-Backed Securities Risk—Investors in asset-backed securities, including mortgage-backed securities and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.
Collateralized Debt Obligations Risk — CDOs, including CDOs collateralized by a pool of bonds (CBOs) and CDOs collateralized by a pool of loans (CLOs), issue classes or “tranches” that vary in risk and yield, and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CDO securities as a class. The risks of CDOs depend largely on the type of the underlying collateral and the tranche of CDOs in which the Series invests. In addition, CDOs carry risks including interest rate risk, credit risk and default risk. Certain CDOs obtain their exposure through synthetic investments. These CDOs entail the risks associated with derivative instruments.
Conflicts of Interest Risk—The Investment Manager will have the authority to select and substitute underlying funds. The Investment Manager is subject to conflicts of interest in doing so when it allocates Series assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Investment Manager or an affiliate may also be responsible for managing affiliated underlying funds.
Correlation and Tracking Error Risk—A number of factors may affect an underlying fund’s ability to track its benchmark index or achieve a high degree of correlation with its benchmark either on a single trading day or for a longer time

48 | PROSPECTUS

period. Factors such as underlying fund expenses, imperfect correlation between the underlying fund’s investments and those of its Underlying Index, rounding of share prices, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error or correlation risk. There can be no guarantee that the underlying fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the underlying fund from achieving its investment objective.
Credit Risk — The Series could lose money if the issuer or guarantor of a fixed-income instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. The issuer, guarantor or counterparty could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the instrument.
Currency Risk—Indirect and direct exposure to foreign currencies subjects the Series to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Series. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad.
Derivatives Risk — Derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Series’ other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Some of the derivatives in which the Series invests are traded (and privately negotiated) in the over-the-counter ("OTC") market. OTC derivatives are subject to heightened credit, liquidity and valuation risks. Certain risks also are specific to the derivatives in which the Series invests.
Futures Contracts Risk—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Series may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Series’ NAV. Futures are also subject to leverage risks and to liquidity risk.
Options Risk—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Investment Manager’s ability to predict correctly future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.
Emerging Markets Risk—Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed than developing countries. Furthermore, investments in emerging market countries are generally subject to additional risks, including trading on smaller markets, having lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements.
Equity Securities Risk—Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.
Foreign Securities and Currency Risk—Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.
High Yield and Unrated Securities Risk — High yield, below investment grade and unrated high risk debt securities may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, and present more credit risk than investment grade bonds. The price of

PROSPECTUS | 49

high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.
Interest Rate Risk — Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Series’ securities and share price to decline. The risks associated with rising interest rates are heightened given the historically low interest rate environment. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.
Investment in Investment Vehicles Risk —Investing in other investment vehicles, including ETFs, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Series' performance.
Large-Capitalization Securities Risk—The Series is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.
Leverage Risk—The Series’ use of leverage, through borrowings or instruments such as derivatives, may cause the Series to be more volatile and riskier than if it had not been leveraged.
Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Series to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Series’ net asset value, causing the Series to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.
Management Risk — The Series is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Series to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Series.
Market Risk — The value of, or income generated by, the securities held by the Series may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world because of the interconnected global economies and financial markets.
Mid-Capitalization Securities Risk — The Series is subject to the risk that mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of mid-capitalization companies may be more speculative, volatile and less liquid than securities of large companies. Mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than large capitalization companies.
Prepayment Risk—Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.
Regulatory and Legal Risk—U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.
Small-Capitalization Securities Risk—The Series is subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.
U.S. Government Securities Risk— U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate risk and credit risk.

50 | PROSPECTUS

PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Series by showing the Series’ share performance from year to year and average annual returns for the one, five, and ten year periods compared to those of a broad measure of market performance and a blended index that is comprised of the S&P 500 Index and Barclays U.S. Aggregate Bond Index, weighted 60% and 40%, respectively. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.
Effective April 30, 2012, certain changes were made to the Series’ principal investment strategies and fees and expenses. Moreover, the Investment Manager assumed portfolio management responsibilities from the prior investment sub-adviser.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	14.43%	Q4 2008	-14.56%
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2014 )

	1 Year	5 Years	10 Years
Series N	6.71%	8.99%	5.72%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	13.69%	15.45%	7.67%
60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	10.62%	11.18%	6.77%
MANAGEMENT OF THE SERIES
INVESTMENT MANAGER
Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.
PORTFOLIO MANAGERS
Matthew Wu, Michael P. Byrum and Ryan A. Harder are primarily responsible for the day-to-day management of the Series, and each holds the title of Portfolio Manager with the Investment Manager. They have co-managed the Series since April 2012.
PURCHASE AND SALE OF SERIES’ SHARES
Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares.

PROSPECTUS | 51

Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.
TAX INFORMATION
Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the annuity or insurance contract.
PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Series through a broker/dealer, financial representative or other financial intermediary , the Series and its related companies may pay the financial intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

52 | PROSPECTUS

Series O (All Cap Value Series)

INVESTMENT OBJECTIVE
Series O seeks long-term growth of capital.
FEES AND EXPENSES OF THE SERIES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. If such fees and expenses were reflected, the overall expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Other Expenses	0.19%
Total Annual Operating Expenses	0.89%
EXAMPLE
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.
The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$91	$284	$493	$1,096
PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 49% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Series O pursues its objectives by investing, under normal market conditions, at least 80% of its assets (net assets, plus the amount of any borrowing for investment purposes) in common stocks that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 3000 Value Index, which includes companies with micro to large capitalizations. The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. As of March 31, 2015, the Russell 3000 Value Index consisted of securities of companies with capitalizations that ranged from $5.5 million to $357.1 billion.
The Series’ investments include common stocks and may also include rights, warrants, American Depositary Receipts (“ADRs”), preferred stocks, derivatives, including futures and options, convertible debt, and convertible securities of U.S issuers.
Although the Series primarily invests in securities issued by domestic companies, there is no limit in the amount that the Series may invest in securities issued by foreign companies.
At times, the Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange-traded funds (“ETFs”) and other mutual funds. The Series may use these index-based investments as a way of managing its cash position, or to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles’ securities and other securities in which the Series may invest are restricted securities, which may be illiquid.

PROSPECTUS | 53

In choosing securities, Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows, and may invest in a limited number of industries or industry sectors, including the technology sector. The Investment Manager uses a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on Invested Capital) over time. The Series typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment Manager’s expectations, among other reasons.
The Series may invest a portion of its assets in futures contracts, options on futures contracts, and options on securities to hedge the Series’ portfolio, to maintain exposure to the equity markets, or to increase returns (i.e., speculative purposes).
Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. The Series may be unable to pursue or achieve its investment objective during that time and temporary defensive investments could reduce the benefit from any upswing in the market.
PRINCIPAL RISKS
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are summarized below.
Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Depositary Receipt Risk — The Series may hold the securities of non-U.S. companies in the form of ADRs and GDRs. The underlying securities of the ADRs and Global Depositary Receipts ("GDRs") in the Series’ portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Series’ portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.
Derivatives Risk — Derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Series’ other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Some of the derivatives in which the Series invests are traded (and privately negotiated) in the over-the-counter ("OTC") market. OTC derivatives are subject to heightened credit, liquidity and valuation risks.
Equity Securities Risk—Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.
Foreign Securities and Currency Risk—Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.
Investment in Investment Vehicles Risk—Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Series' performance.
Large-Capitalization Securities Risk —The Series is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may

54 | PROSPECTUS

not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.
Leverage Risk—The Series’ use of leverage, through borrowings or instruments such as derivatives, may cause the Series to be more volatile and riskier than if it had not been leveraged.
Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Series to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Series’ net asset value, causing the Series to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.
Management Risk — The Series is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Series to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Series.
Market Risk — The value of, or income generated by, the securities held by the Series may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world because of the interconnected global economies and financial markets.
Mid-Capitalization Securities Risk — The Series is subject to the risk that mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of mid-capitalization companies may be more speculative, volatile and less liquid than securities of large companies. Mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than large capitalization companies.
Preferred Securities Risk —A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
Regulatory and Legal Risk—U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.
Restricted Securities Risk—Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Series.
Small-Capitalization Securities Risk—The Series is subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.
Technology Stocks Risk —Stocks of companies involved in the technology sector may be very volatile.
Value Stocks Risk—Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.
PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Series by showing the Series’ share performance from year to year and average annual returns for the one, five, and ten year periods compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.

PROSPECTUS | 55

Highest Quarter Return		Lowest Quarter Return
Q2 2009	22.34%	Q4 2008	-24.46%
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2014 )

	1 Year	5 Years	10 Years
Series O	7.61%	13.05%	6.72%
Russell 3000 Value Index (reflects no deductions for fees, expenses, or taxes)	12.70%	15.34%	7.26%

MANAGEMENT OF THE SERIES
INVESTMENT MANAGER
Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.
PORTFOLIO MANAGERS
James P. Schier and Mark A. Mitchell are primarily responsible for the day-to-day management of the Series, and each holds the title of Portfolio Manager with the Investment Manager. They have managed the Series since August 2008.
PURCHASE AND SALE OF SERIES’ SHARES
Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.

56 | PROSPECTUS

TAX INFORMATION
Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the annuity or insurance contract.
PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Series through a broker/dealer, financial representative or other financial intermediary, the Series and its related companies may pay the financial intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

PROSPECTUS | 57

Series P (High Yield Series)

INVESTMENT OBJECTIVE
Series P seeks high current income. Capital appreciation is a secondary objective.
FEES AND EXPENSES OF THE SERIES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. If such fees and expenses were reflected, the overall expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.60%
Distribution and Service (12b-1) Fees[2]	0.25%
Other Expenses	0.32%
Total Annual Operating Expenses	1.17%
Fee Waiver (and/or expense reimbursement)[3,4]	-0.09%
Total Annual Operating Expenses After Fee Waiver (and/or expense reimbursement)	1.08%

[1]	Management Fees have been restated to reflect current fees.

[2]	Distribution and Service (12b-1) Fees have been restated to reflect current fees.

[3]
Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), has contractually agreed through May 1, 2017 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Series to the annual percentage of average daily net assets for the Series to 1.07%. The Investment Manager is entitled to reimbursement by the Series of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement provided the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Series’ Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.

4 The Investment Manager has contractually agreed through May 1, 2016 to waive the amount of the Series’ management fee to the extent necessary to offset the proportionate share of certain expenses incurred by the Series through its investment in an underlying fund for which the Investment Manager or any of its affiliates also serves as investment manager.  Each agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Series’ Board of Trustees.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.
The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$110	$363	$635	$1,412
The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

58 | PROSPECTUS

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 90% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Series pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowing for investment purposes), under normal market conditions, in a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), to be of comparable quality (also known as “junk bonds”). If nationally recognized statistical rating organizations assign different ratings to the same security, the Series will use the higher rating for purposes of determining the security’s credit quality. These debt securities may include, without limitation: corporate bonds and notes, convertible securities, mortgage-backed and asset-backed securities, participations in and assignments of loans (such as syndicated bank loans, secured or unsecured loans, bridge loans and other loans), floating rate revolving credit facilities (“revolvers”), debtor-in-possession loans (“DIPs”) and other loans. These securities may pay fixed or variable rates of interest. These securities also may be restricted securities, including Rule 144A securities that are eligible for resale to qualified institutional buyers. The Series also may invest in a variety of investment vehicles, principally, closed-end funds, exchange-traded funds (“ETFs”) and other mutual funds. The Series may invest up to 10% of its net assets in securities that are in default at the time of purchase. The debt securities in which the Series invests will primarily be domestic securities, but may also include foreign securities. Such securities may be denominated in foreign currencies.
The Series also may seek certain exposures through derivative transactions, including foreign exchange forward contracts, futures on securities, indices, currencies and other investments; options; interest rate swaps; cross-currency swaps; total return swaps; and credit default swaps, which may also create economic leverage in the Series. The Series may engage in derivative transactions for speculative purposes to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies. The Series may use leverage to the extent permitted by applicable law by entering into reverse repurchase agreements and borrowing transactions (principally lines of credit) for investment purposes.
The Series also may engage, without limit, in repurchase agreements, forward commitments, short sales and securities lending. The Series may, without limitation, seek to obtain exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs and/or dollar rolls).
The Investment Manager uses a process for selecting securities for purchase and sale that is based on intensive credit research and involves extensive due diligence on each issuer, region and sector. The Investment Manager also considers macroeconomic outlook and geopolitical issues.
The Investment Manager may determine to sell a security for several reasons including the following: (1) to adjust the portfolio’s average maturity, or to shift assets into or out of higher-yielding securities; (2) if a security’s credit rating has been changed or for other credit reasons; (3) to meet redemption requests; (4) to take gains; or (5) due to relative value. Under adverse market conditions (for example, in the event of credit events, where it is deemed opportune to preserve gains, or to preserve the relative value of investments), the Series can make temporary defensive investments and may not be able to pursue or achieve its objective.
PRINCIPAL RISKS
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are summarized below.
Asset-Backed and Mortgage-Backed Securities Risk—Investors in asset-backed securities, including mortgage-backed securities and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.
Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted.

PROSPECTUS | 59

The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Counterparty Credit Risk — The Series makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Through these investments, the Series is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Series, the Series may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Series will decrease.
Credit Risk — The Series could lose money if the issuer or guarantor of a fixed-income instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. The issuer, guarantor or counterparty could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the instrument.
Currency Risk—Indirect and direct exposure to foreign currencies subjects the Series to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Series. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad.
Derivatives Risk — Derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Series’ other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Some of the derivatives in which the Series invests are traded (and privately negotiated) in the over-the-counter ("OTC") market. OTC derivatives are subject to heightened credit, liquidity and valuation risks.
Dollar Roll Transaction Risk — The Series may enter into dollar roll transactions, in which the Series sells a mortgage-backed or other security for settlement on one date and buys back a substantially similar security for settlement at a later date. Dollar rolls involve a risk of loss if the market value of the securities that the Series is committed to buy declines below the price of the securities the Series has sold.
Equity Securities Risk—Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.
Foreign Securities and Currency Risk—Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.
High Yield and Unrated Securities Risk — High yield, below investment grade and unrated high risk debt securities may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, and present more credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.
Interest Rate Risk — Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Series’ securities and share price to decline. The risks associated with rising interest rates are heightened given the historically low interest rate environment. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.
Investment in Investment Vehicles Risk —Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Series' performance.

60 | PROSPECTUS

Investments in Loans Risk — Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The Series’ investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Series is also subject to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Series to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants more difficult for the Series as legal action may have to go through the issuer of the participations. Transactions in loans are subject to delayed settlement periods, thus potentially limiting the ability of the Series to invest sale proceeds in other investments and to meet its redemption obligations.
Leverage Risk—The Series’ use of leverage, through borrowings or instruments such as derivatives, may cause the Series to be more volatile and riskier than if it had not been leveraged.
Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Series to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Series’ net asset value, causing the Series to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.
Management Risk — The Series is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Series to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Series.
Market Risk — The value of, or income generated by, the securities held by the Series may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world because of the interconnected global economies and financial markets.
Prepayment Risk—Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.
Regulatory and Legal Risk —U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.
Repurchase Agreement and Reverse Repurchase Agreement Risk—In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Series or, in the case of a reverse repurchase agreement, the securities sold by the Series, may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Series reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Series’ yield.
Restricted Securities Risk—Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Series.
Securities Lending Risk—Securities lending involves a risk that the borrower may fail to return the securities or deliver the proper amount of collateral, which may result in a loss to the Series. In the event of bankruptcy of the borrower, the Series could experience losses or delays in recovering the loaned securities.
Short Sales Risk — Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Series’ ability to engage in short selling.
Special Situations/Securities in Default Risk—Investments in the securities and debt of distressed issuers or issuers in default involves far greater risk than investing in issuers whose debt obligations are being met and whose debt trade at or close to its “par” or full value because the investments are highly speculative with respect to the issuer’s ability to make interest payments and/or to pay its principal obligations in full.

PROSPECTUS | 61

When Issued, Forward Commitment and Delayed-Delivery Transactions Risk—When-issued, forward-commitment and delayed-delivery transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. When purchasing securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated.
PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Series by showing the Series’ share performance from year to year and average annual returns for the one, five, and ten year periods compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.
Effective January 28, 2013, certain changes were made to the Series’ principal investment strategies.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	32.77%	Q4 2008	-20.44%
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2014 )

	1 Year	5 Years	10 Years
Series P	2.51%	7.85%	7.59%
Barclays U.S. Corporate High Yield Index (reflects no deductions for fees, expenses, or taxes)	2.45%	9.03%	7.74%
MANAGEMENT OF THE SERIES
INVESTMENT MANAGER
Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.
PORTFOLIO MANAGERS
B. Scott Minerd, Jeffrey B. Abrams and Kevin H. Gundersen are primarily responsible for the day-to-day management of the Series, and each holds the title of Portfolio Manager with the Investment Manager. They have co-managed the Series since August 2012.
PURCHASE AND SALE OF SERIES’ SHARES
Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares.

62 | PROSPECTUS

Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.
TAX INFORMATION
Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the annuity or insurance contract.
PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Series through a broker/dealer, financial representative or other financial intermediary, the Series and its related companies may pay the financial intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

PROSPECTUS | 63

Series Q (Small Cap Value Series)

INVESTMENT OBJECTIVE
Series Q seeks long-term capital appreciation.
FEES AND EXPENSES OF THE SERIES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. If such fees and expenses were reflected, the overall expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Other Expenses	0.21%
Total Annual Operating Expenses	1.16%
EXAMPLE
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.
The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$118	$368	$638	$1,409
PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 50% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Series Q pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (“ADRs”), that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2000 Value Index. Although a universal definition of small-capitalization companies does not exist, the Series generally defines small-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Value Index, which is an unmanaged index measuring the performance of the small cap value segment of the U.S. equity universe and which includes companies with lower price-to-book ratios and lower forecasted growth values. As of March 31, 2015, the Russell 2000 Value Index consisted of securities of companies with capitalizations that ranged from $5.5 million to $6 billion.
Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector.
The Series may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

64 | PROSPECTUS

The Series may also invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Series’ portfolio, to maintain exposure to the equity markets or to increase returns.
The Series may, from time to time, invest a portion of its assets in technology stocks.
The Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange-traded funds (“ETFs”) and other mutual funds. The Series may use these index-based investments as a way of managing its cash position, or to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles’ securities and other securities in which the Series may invest are restricted securities, which may be illiquid.
The Series may actively trade its investments without regard to the length of time they have been owned by the Series, which results in higher portfolio turnover.
Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. The Series may be unable to pursue or achieve its investment objective during that time and temporary defensive investments could reduce the benefit from any upswing in the market.
PRINCIPAL RISKS
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are summarized below.
Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Depositary Receipt Risk — The Series may hold the securities of non-U.S. companies in the form of ADRs and GDRs. The underlying securities of the ADRs and Global Depositary Receipts ("GDRs") in the Series’ portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Series’ portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.
Derivatives Risk — Derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Series’ other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Some of the derivatives in which the Series invests are traded (and privately negotiated) in the over-the-counter ("OTC") market. OTC derivatives are subject to heightened credit, liquidity and valuation risks.
Equity Securities and Currency Risk—Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. A Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.
Foreign Securities Risk—Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.
Investment in Investment Vehicles Risk —Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Series' performance.
Leverage Risk—The Series’ use of leverage, through borrowings or instruments such as derivatives, may cause the Series to be more volatile and riskier than if it had not been leveraged.

PROSPECTUS | 65

Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Series to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Series’ net asset value, causing the Series to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.
Management Risk — The Series is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Series to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Series.
Market Risk — The value of, or income generated by, the securities held by the Series may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world because of the interconnected global economies and financial markets.
Regulatory and Legal Risk—U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.
Restricted Securities Risk—Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Series.
Small-Capitalization Securities Risk—The Series is subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.
Technology Stocks Risk—Stocks of companies involved in the technology sector may be very volatile.
Value Stocks Risk—Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.
PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Series by showing the Series’ share performance from year to year and average annual returns for the one, five, and ten year periods compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.

66 | PROSPECTUS

Highest Quarter Return		Lowest Quarter Return
Q2 2009	33.54%	Q4 2008	-25.19%
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2014 )

	1 Year	5 Years	10 Years
Series Q	-1.38%	13.39%	9.90%
Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)	4.22%	14.26%	6.89%
MANAGEMENT OF THE SERIES
INVESTMENT MANAGER
Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.
PORTFOLIO MANAGER
James P. Schier is primarily responsible for the day-to-day management of the Series and holds the title of Portfolio Manager with the Investment Manager. He has managed the Series since February 2009.
PURCHASE AND SALE OF SERIES’ SHARES
Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.
TAX INFORMATION
Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the annuity or insurance contract.
PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Series through a broker/dealer, financial representative or other financial intermediary , the Series and its related companies may pay the financial intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

PROSPECTUS | 67

Series V (Mid Cap Value Series)

INVESTMENT OBJECTIVE
Series V seeks long-term growth of capital.
FEES AND EXPENSES OF THE SERIES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. If such fees and expenses were reflected, the overall expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.18%
Total Annual Operating Expenses	0.93%
EXAMPLE
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.
The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$95	$296	$515	$1,143
PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 53% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Series V pursues its objective by investing, under normal market conditions, at least 80% of its assets (net assets, plus the amount of any borrowing for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (“ADRs”), that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2500 Value Index. Although a universal definition of mid-capitalization companies does not exist, for purposes of this fund, the Series generally defines mid-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2500 Value Index, which is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with greater-than-average value orientation. As of March 31, 2015, the Russell 2500 Value Index consisted of securities of companies with capitalizations that ranged from $5.5 million to $14.7 billion.
Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows, and may invest in a limited number of industries or industry sectors, including the technology sector. Due to the nature of value companies, the securities included in the Series’ portfolio typically consist of small- to medium-sized companies.
The Series may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

68 | PROSPECTUS

The Series also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Series’ portfolio, to maintain exposure to the equity markets or to increase returns.
The Series may, from time to time, invest a portion of its assets in technology stocks.
The Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange-traded funds (“ETFs”) and other mutual funds. The Series may use these index-based investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles’ securities and other securities in which Series V may invest are restricted securities, which may be illiquid.
Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. The Series may be unable to pursue or achieve its investment objective during that time and temporary defensive investments could reduce the benefit from any upswing in the market.
PRINCIPAL RISKS
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are summarized below.
Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Depositary Receipt Risk — The Series may hold the securities of non-U.S. companies in the form of ADRs and GDRs. The underlying securities of the ADRs and Global Depositary Receipts ("GDRs") in the Series’ portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Series’ portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.
Derivatives Risk — Derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Series’ other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Some of the derivatives in which the Series invests are traded (and privately negotiated) in the over-the-counter ("OTC") market. OTC derivatives are subject to heightened credit, liquidity and valuation risks.
Equity Securities Risk—Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.
Foreign Securities and Currency Risk—Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.
Investment in Investment Vehicles Risk —Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Series' performance.
Leverage Risk—The Series’ use of leverage, through borrowings or instruments such as derivatives, may cause the Series to be more volatile and riskier than if it had not been leveraged.
Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Series to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager

PROSPECTUS | 69

for purposes of the Series’ net asset value, causing the Series to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.
Management Risk — The Series is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Series to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Series.
Market Risk — The value of, or income generated by, the securities held by the Series may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world because of the interconnected global economies and financial markets.
Mid-Capitalization Securities Risk — The Series is subject to the risk that mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of mid-capitalization companies may be more speculative, volatile and less liquid than securities of large companies. Mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than large capitalization companies.
Regulatory and Legal Risk—U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.
Restricted Securities Risk—Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Series.
Technology Stocks Risk—Stocks of companies involved in the technology sector may be very volatile.
Value Stocks Risk—Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.
PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Series by showing the Series’ share performance from year to year and average annual returns for the one, five, and ten year periods compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	25.74%	Q4 2008	-21.82%

70 | PROSPECTUS

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2014 )

	1 Year	5 Years	10 Years
Series V	0.91%	11.42%	9.15%
Russell 2500 Value Index (reflects no deductions for fees, expenses, or taxes)	7.11%	15.48%	7.91%
MANAGEMENT OF THE SERIES
INVESTMENT MANAGER
Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.
PORTFOLIO MANAGERS
James P. Schier is primarily responsible for the day-to-day management of the Series and holds the title of Portfolio Manager with the Investment Manager. He has managed the Series since April 1997.
PURCHASE AND SALE OF SERIES’ SHARES
Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.
TAX INFORMATION
Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the annuity or insurance contract.
PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Series through a broker/dealer, financial representative or other financial intermediary, the Series and its related companies may pay the financial intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

PROSPECTUS | 71

Series X (StylePlus—Small Growth Series)

INVESTMENT OBJECTIVE
Series X seeks long-term growth of capital.
FEES AND EXPENSES OF THE SERIES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. If such fees and expenses were reflected, the overall expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Other Expenses	0.41%
Acquired Fund Fees and Expenses	0.07%
Total Annual Operating Expenses	1.33%
Fee Waiver (and/or expense reimbursement)[1]	-0.02%
Total Annual Operating Expenses After Fee Waiver (and/or expense reimbursement)	1.31%

[1]
Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), has contractually agreed through May 1, 2016 to waive the amount of the Series’ management fee to the extent necessary to offset the proportionate share of certain expenses incurred by the Series through its investment in an underlying fund for which the Investment Manager or any of its affiliates also serves as investment manager.  The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Series’ Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.
The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$133	$419	$727	$1,600
The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 102% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Series X seeks to exceed the total return of the Russell 2000 Growth Index (the “Index”). The Series pursues its objective by investing, under normal market conditions, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in: (i) equity securities issued by companies that have market capitalizations within the range of companies in the Index; (ii) investment vehicles that provide exposure to companies that have market capitalizations within the range of companies in the Index; and (iii) equity derivatives that, when purchased, provide exposure to ( i.e. , economic characteristics similar to) equity securities of companies with market capitalizations usually within the range of companies in the Index and equity derivatives based on small-capitalization

72 | PROSPECTUS

indices, including small-capitalization growth indices deemed appropriate by Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”). The Series will usually also invest in fixed income securities and cash investments to collateralize derivatives positions and to increase investment return. As of March 31, 2015, the Index consisted of securities of companies with market capitalizations that ranged from $29.2 million to $7.5 billion.
Equity securities in which the Series may invest include common stocks, rights and warrants, and American Depositary Receipts (“ADRs”). Derivatives in which the Series may invest include options, futures contracts, swap agreements, and forward contracts. Fixed income securities and other securities in which the Series may invest include debt securities selected from a variety of sectors and credit qualities (principally, investment grade), principally, corporate bonds, participations in and assignments of syndicated bank loans, asset-backed securities (including mortgage-backed securities, collateralized debt obligations ("CDOs"), collateralized loan obligations ("CLOs") and structured finance investments), U.S. government and agency securities (including those not backed by the full faith and credit of the U.S. government), mezzanine and preferred securities, commercial paper, zero-coupon bonds, non-registered or restricted securities (consisting of securities originally issued in reliance on Rule 144A and Regulation S), step-up securities (such as step-up bonds) and convertible securities that Guggenheim Investments believes offer attractive yield and/or capital appreciation potential. The Series may invest in securities listed, traded or dealt in other countries. The Series may hold securities of any duration or maturity. Fixed-income securities in which the Series may invest may pay fixed or variable rates of interest. The Series may invest in a variety of investment vehicles, principally closed-end funds, exchange-traded funds (“ETFs”) and other mutual funds.
Allocation decisions within the asset categories are at the discretion of the Investment Manager and are based on the Investment Manager’s judgment of the current investment environment (including market volatility), the attractiveness of each asset category, the correlations among Index components, individual positions or each asset category, and expected returns. In selecting investments for the Series, the Investment Manager uses quantitative analysis, credit research and due diligence on issuers, regions and sectors to select the Series’ investments and other proprietary strategies to identify securities and other assets that, in combination, are expected to contribute to exceeding the total return of the Index. Derivative instruments may be used extensively by the Investment Manager to maintain exposure to the equity and fixed income markets, to hedge the Series’ portfolio, or to increase returns. The Investment Manager may determine to sell a security for several reasons including the following: (1) to meet redemption requests; (2) to close-out or unwind derivatives transactions; (3) to realize gains; or (4) if market conditions change.
Under certain circumstances, the Series may invest a substantial portion of its assets in other short-term fixed-income investment companies advised by the Investment Manager, or an affiliate of the Investment Manager, for liquidity management purposes, including in order to increase yield on liquid investments used to collateralize derivatives positions. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Investment Manager, to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed-income securities. Such investments will expose the Series to the risks of these asset categories and may cause the Series to deviate from its principal investment strategy.
Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. The Series may be unable to pursue or achieve its investment objective during that time and temporary defensive investments could reduce the benefit from any upswing in the market.
PRINCIPAL RISKS
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are summarized below.
Asset-Backed and Mortgage-Backed Securities Risk—Investors in asset-backed securities, including mortgage-backed securities and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.
Collateralized Debt Obligations Risk — CDOs, including CDOs collateralized by a pool of bonds (CBOs) and CDOs collateralized by a pool of loans (CLOs), issue classes or “tranches” that vary in risk and yield, and may experience

PROSPECTUS | 73

substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CDO securities as a class. The risks of CDOs depend largely on the type of the underlying collateral and the tranche of CDOs in which the Series invests. In addition, CDOs carry risks including interest rate risk, credit risk and default risk. Certain CDOs obtain their exposure through synthetic investments. These CDOs entail the risks associated with derivative instruments.
Commercial Paper Risk — The value of the Series’ investment in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates.
Convertible Securities Risk —Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Counterparty Credit Risk —The Series makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Through these investments, the Series is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Series, the Series may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Series will decrease.
Credit Risk — The Series could lose money if the issuer or guarantor of a fixed-income instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. The issuer, guarantor or counterparty could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the instrument.
Depositary Receipt Risk — The Series may hold the securities of non-U.S. companies in the form of ADRs and GDRs. The underlying securities of the ADRs and Global Depositary Receipts ("GDRs") in the Series’ portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Series’ portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.
Derivatives Risk — Derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Series’ other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Some of the derivatives in which the Series invests are traded (and privately negotiated) in the over-the-counter ("OTC") market. OTC derivatives are subject to heightened credit, liquidity and valuation risks. Certain risks also are specific to the derivatives in which the Series invests.
Swap Agreements Risk—Swap agreements are contracts among the Series and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.
Futures Contracts Risk—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Series may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Futures markets

74 | PROSPECTUS

are highly volatile and the use of futures may increase the volatility of the Series’ NAV. Futures are also subject to leverage risks and to liquidity risk.
Options Risk—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Investment Manager’s ability to predict correctly future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.
Equity Securities Risk—Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.
Foreign Securities and Currency Risk—Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.
Growth Stocks Risk—Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.
High Yield and Unrated Securities Risk — High yield, below investment grade and unrated high risk debt securities may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, and present more credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.
Interest Rate Risk — Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Series’ securities and share price to decline. The risks associated with rising interest rates are heightened given the historically low interest rate environment. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.
Investment in Investment Vehicles Risk —Investing in other investment vehicles, including ETFs, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Series' performance.
Investments in Loans Risk — Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The Series’ investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Series is also subject to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Series to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants more difficult for the Series as legal action may have to go through the issuer of the participations. Transactions in loans are subject to delayed settlement periods, thus potentially limiting the ability of the Series to invest sale proceeds in other investments and to meet its redemption obligations.
Leverage Risk—The Series’ use of leverage, through borrowings or instruments such as derivatives, may cause the Series to be more volatile and riskier than if it had not been leveraged.
Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Series to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Series’ net asset value, causing the Series to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.

PROSPECTUS | 75

Management Risk — The Series is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Series to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Series.
Market Risk — The value of, or income generated by, the securities held by the Series may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world because of the interconnected global economies and financial markets.
Preferred Securities Risk—A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
Prepayment Risk—Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.
Regulatory and Legal Risk—U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.
Restricted Securities Risk—Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Series.
Small-Capitalization Securities Risk—The Series is subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.
U.S. Government Securities Risk — U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate risk and credit risk.
Zero Coupon Securities Risk —Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities, which make current distributions of cash.
PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Series by showing the Series’ share performance from year to year and average annual returns for the one, five, and ten year periods compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.
Effective April 30, 2013, certain changes were made to the Series’ principal investment strategies.

76 | PROSPECTUS

Highest Quarter Return		Lowest Quarter Return
Q3 2009	19.22%	Q4 2008	-25.31%
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2014 )

	1 Year	5 Years	10 Years
Series X	8.80%	16.95%	6.42%
Russell 2000 Growth Index (reflects no deductions for fees, expenses, or taxes)	5.60%	16.80%	8.54%
MANAGEMENT OF THE SERIES
INVESTMENT MANAGER
Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.
PORTFOLIO MANAGERS
B. Scott Minerd, Farhan Sharaff, Jayson B. Flowers and Scott Hammond are primarily responsible for the day-to-day management of the Series, and each holds the title of Portfolio Manager with the Investment Manager. They have co-managed the Series since April 2013.
PURCHASE AND SALE OF SERIES’ SHARES
Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.
TAX INFORMATION
Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of annuity or the insurance contract.
PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Series through a broker/dealer, financial representative or other financial intermediary, the Series and its related companies may pay the financial intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

PROSPECTUS | 77

Series Y (StylePlus—Large Growth Series)

INVESTMENT OBJECTIVE
Series Y seeks long-term growth of capital.
FEES AND EXPENSES OF THE SERIES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. If such fees and expenses were reflected, the overall expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.07%
Total Annual Operating Expenses	1.25%
Fee Waiver (and/or expense reimbursement)[1]	-0.02%
Total Annual Operating Expenses After Fee Waiver (and/or expense reimbursement)	1.23%

[1]
Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), has contractually agreed through May 1, 2016 to waive the amount of the Series’ management fee to the extent necessary to offset the proportionate share of certain expenses incurred by the Series through its investment in an underlying fund for which the Investment Manager or any of its affiliates also serves as investment manager.  The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Series’ Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.
The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$125	$395	$684	$1,510
The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 96% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Series Y seeks to exceed the total return of the Russell 1000 Growth Index (the “Index”). The Series pursues its objective by investing, under normal market conditions, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in: (i) equity securities issued by companies that have market capitalizations within the range of companies in the Index; (ii) investment vehicles that provide exposure to companies that have market capitalizations within the range of companies in the Index; and (iii) equity derivatives that, when purchased, provide exposure to ( i.e. , economic characteristics similar to) equity securities of companies with market capitalizations usually within the range of companies in the Index and equity derivatives based on large-capitalization

78 | PROSPECTUS

indices, including large-capitalization growth indices deemed appropriate by Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”). The Series will usually also invest in fixed income securities and cash investments to collateralize derivatives positions and to increase investment return. As of March 31, 2015, the Index consisted of securities of companies with market capitalizations that ranged from $212.3 million to $725 billion.
Equity securities in which the Series may invest include common stocks, rights and warrants, and American Depositary Receipts (“ADRs”). Derivatives in which the Series may invest include options, futures contracts, swap agreements, and forward contracts. Fixed-income securities and other securities in which the Series may invest include debt securities selected from a variety of sectors and credit qualities (principally, investment grade), principally, corporate bonds, participations in and assignments of syndicated bank loans, asset-backed securities (including mortgage-backed securities, collateralized debt obligations ("CDOs"), collateralized loan obligations ("CLOs") and other structured finance investments), U.S. government and agency securities (including those not backed by the full faith and credit of the U.S. government), mezzanine and preferred securities, commercial paper, zero-coupon bonds, non-registered or restricted securities (consisting of securities originally issued in reliance on Rule 144A and Regulation S), step-up securities (such as step-up bonds) and convertible securities that Guggenheim Investments believes offer attractive yield and/or capital appreciation potential. The Series may invest in securities listed, traded or dealt in other countries. The Series may hold securities of any duration or maturity. Fixed-income securities in which the Series may invest may pay fixed or variable rates of interest. The Series may invest in a variety of investment vehicles, principally closed-end funds, exchange-traded funds (“ETFs”) and other mutual funds. The Series may, consistent with its status as a non-diversified mutual fund, focus its investments in a limited number of issuers.
Allocation decisions within the asset categories are at the discretion of the Investment Manager and are based on the Investment Manager’s judgment of the current investment environment (including market volatility), the attractiveness of each asset category, the correlations among Index components, individual positions or each asset category, and expected returns. In selecting investments for the Series, the Investment Manager uses quantitative analysis, credit research and due diligence on issuers, regions and sectors to select the Series’ investments and other proprietary strategies to identify securities and other assets that, in combination, are expected to contribute to exceeding the total return of the Index. Derivative instruments may be used extensively by the Investment Manager to maintain exposure to the equity and fixed-income markets, to hedge the Series’ portfolio, or to increase returns. The Investment Manager may determine to sell a security for several reasons including the following: (1) to meet redemption requests; (2) to close-out or unwind derivatives transactions; (3) to realize gains; or (4) if market conditions change.
Under certain circumstances, the Series may invest a substantial portion of its assets in other short-term fixed-income investment companies advised by the Investment Manager, or an affiliate of the Investment Manager, for liquidity management purposes, including in order to increase yield on liquid investments used to collateralize derivatives positions. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Investment Manager, to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed-income securities. Such investments will expose the Series to the risks of these asset categories and may cause the Series to deviate from its principal investment strategy.
Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. The Series may be unable to pursue or achieve its investment objective during that time and temporary defensive investments could reduce the benefit from any upswing in the market.
PRINCIPAL RISKS
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are summarized below.
Asset-Backed and Mortgage-Backed Securities Risk—Investors in asset-backed securities, including mortgage-backed securities and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

PROSPECTUS | 79

Collateralized Debt Obligations Risk — CDOs, including CDOs collateralized by a pool of bonds (CBOs) and CDOs collateralized by a pool of loans (CLOs), issue classes or “tranches” that vary in risk and yield, and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CDO securities as a class. The risks of CDOs depend largely on the type of the underlying collateral and the tranche of CDOs in which the Series invests. In addition, CDOs carry risks including interest rate risk, credit risk and default risk. Certain CDOs obtain their exposure through synthetic investments. These CDOs entail the risks associated with derivative instruments.
Commercial Paper Risk — The value of the Series’ investment in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates.
Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Credit Risk — The Series could lose money if the issuer or guarantor of a fixed-income instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. The issuer, guarantor or counterparty could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the instrument.
Depositary Receipt Risk — The Series may hold the securities of non-U.S. companies in the form of ADRs and GDRs. The underlying securities of the ADRs and Global Depositary Receipts ("GDRs") in the Series’ portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Series’ portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.
Derivatives Risk — Derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Series’ other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Some of the derivatives in which the Series invests are traded (and privately negotiated) in the over-the-counter ("OTC") market. OTC derivatives are subject to heightened credit, liquidity and valuation risks. Certain risks also are specific to the derivatives in which the Series invests.
Swap Agreements Risk—Swap agreements are contracts among the Series and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.
Futures Contracts Risk—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Series may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Series’ NAV. Futures are also subject to leverage risks and to liquidity risk.
Options Risk—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given

80 | PROSPECTUS

transaction to fail to achieve its objectives. The successful use of options depends on the Investment Manager’s ability to predict correctly future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Series or its Investment Manager, thus limiting the ability to implement the Series’ strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.
Equity Securities Risk—Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.
Foreign Securities and Currency Risk—Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.
Growth Stocks Risk—Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.
High Yield and Unrated Securities Risk — High yield, below investment grade and unrated high risk debt securities may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, and present more credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.
Interest Rate Risk — Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Series’ securities and share price to decline. The risks associated with rising interest rates are heightened given the historically low interest rate environment. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.
Investment in Investment Vehicles Risk —Investing in other investment vehicles, including ETFs, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Series' performance.
Investments in Loans Risk — Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The Series’ investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Series is also subject to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Series to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants more difficult for the Series as legal action may have to go through the issuer of the participations. Transactions in loans are subject to delayed settlement periods, thus potentially limiting the ability of the Series to invest sale proceeds in other investments and to meet its redemption obligations.
Large-Capitalization Securities Risk —The Series is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.
Leverage Risk—The Series’ use of leverage, through borrowings or instruments such as derivatives, may cause the Series to be more volatile and riskier than if it had not been leveraged.
Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Series to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Series’ net asset value, causing the Series to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.

PROSPECTUS | 81

Management Risk — The Series is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Series to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Series.
Market Risk — The value of, or income generated by, the securities held by the Series may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world because of the interconnected global economies and financial markets.
Non-Diversification Risk—The Series is considered non-diversified because it invests a large portion of its assets in a small number of issuers. As a result, the Series is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.
Preferred Securities Risk—A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
Prepayment Risk—Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.
Regulatory and Legal Risk—U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.
Restricted Securities Risk—Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Series.
U.S. Government Securities Risk — U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate risk and credit risk.
Zero Coupon Securities Risk —Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities, which make current distributions of cash.
PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Series by showing the Series’ share performance from year to year and average annual returns for the one, five, and ten year periods compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.
Effective April 30, 2013, certain changes were made to the Series’ principal investment strategies.

82 | PROSPECTUS

Highest Quarter Return		Lowest Quarter Return
Q3 2009	16.26%	Q4 2008	-20.10%
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2014 )

	1 Year	5 Years	10 Years
Series Y	15.24%	12.80%	5.62%
Russell 1000 Growth Index (reflects no deductions for fees, expenses, or taxes)	13.05%	15.81%	8.49%
MANAGEMENT OF THE SERIES
INVESTMENT MANAGER
Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.
PORTFOLIO MANAGERS
B. Scott Minerd, Farhan Sharaff, Jayson B. Flowers and Scott Hammond are primarily responsible for the day-to-day management of the Series, and each holds the title of Portfolio Manager with the Investment Manager. They have co-managed the Series since April 2013.
PURCHASE AND SALE OF SERIES’ SHARES
Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.
TAX INFORMATION
Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the annuity or insurance contract.
PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Series through a broker/dealer, financial representative or other financial intermediary , the Series and its related companies may pay the financial intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.
Additional Information Regarding Investment Objectives and Strategies

The Board of Trustees of the Series may change a Series’ investment objective and strategies at any time without shareholder approval. A Series will provide written notice to shareholders prior to, or concurrent with, any such change as required by applicable law. Should a Series with a name suggesting a specific type of investment or industry change its policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in the type of investment or industry suggested by its name, the Series will provide shareholders at least 60 days notice prior to making the change. For purposes of this 80% policy, derivatives usually will be based on their notional value. As with any investment, there can be no guarantee a Series will achieve its investment objective.
Each Series may, from time to time, take temporary defensive positions that are inconsistent with the Series’ principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, each Series may invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities or repurchase agreements. The Series may be unable to pursue or achieve its investment objective during that time and temporary defensive investments could reduce the benefit to the Series from any upswing in the market.
The Series’ holdings of certain types of investments cannot exceed a maximum percentage of net assets. Percentage limitations are set forth in this Prospectus and/or the Statement of Additional Information (“SAI”). While the percentage limitations provide a useful level of detail about the Series’ investment program, they should not be viewed as an accurate gauge of the potential risk of the investment. For example, in a given period, a 5% investment in futures contracts could have significantly more of an impact on a Series’ share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return or risk profile in relation to the performance of the Series’ other investments. The Portfolio Managers of the Series have considerable leeway in choosing investment strategies and selecting securities, investment vehicles and other types of instruments the Portfolio Managers believe will help a Series achieve its objective. In seeking to meet its investment objective, a Series may invest in any type of security or instrument whose investment characteristics are consistent with the Series’ investment program. Series D will determine the country of an issuer of a security based on: (a) the issuer’s domicile or location of headquarters; (b) where the issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed or where it has at least 50% of its assets; (c) the principal trading market for the security; or (d) the currency in which the security is denominated. Investors should be aware that the investments made by a Series and the results achieved by a Series at any given time are not expected to be the same as those made by other mutual funds for which an Investment Manager acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Series. Also, investment strategies and types of investments will evolve over time, sometimes without prior notice to shareholders.
Investment in the Subsidiary —Series M’s investment in the Subsidiary is expected to provide the Series with exposure to the global commodities markets, subject to the limitations of the federal tax requirements and the limits on leverage imposed by the Investment Company Act of 1940, as amended (the "1940 Act"). The Subsidiary may invest in commodity futures, option and swap contracts, fixed income securities, foreign securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s positions. Investments in derivatives may make the Subsidiary subject to regulation as a commodity pool. The Commodity Futures Trading Commission (“CFTC”) has not passed upon the merits of an investment in the Series or the Subsidiary, nor has the CFTC passed on the adequacy of this Prospectus. Guggenheim Partners Investment Management, LLC ("Guggenheim Partners") will consider whether it is more advantageous for the Series to invest directly in commodity-linked financial instruments, such as commodity-linked structured notes, or if the desired exposure can be achieved more efficiently by investing in its Subsidiary, which would, in turn, purchase and hold commodity-linked financial instruments, such as futures contracts, swaps or options. As a result, the level of the Series’ investment in the Subsidiary may vary based on the Investment Manager’s use of different commodity-linked financial instruments.
To the extent the Subsidiary invests in commodity-linked derivative instruments, it will comply with requirements that are applicable to the Series’ transactions in derivatives under the 1940 Act. Similarly, to the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental and certain other investment restrictions and will follow the same compliance policies and procedures as the Series. The Subsidiary is managed by the Investment Manager and the Subsidiary is overseen by its own board of directors. However, because the Series is the sole shareholder in the Subsidiary, the Series’ Board of Trustees has direct oversight over the Series’ investments in the Subsidiary and indirect oversight over the Subsidiary’s operations and investment

PROSPECTUS | 83

activities. For more information about the operation and management of the Subsidiary, please see the relevant sections in the SAI.
The Series are subject to certain investment policy limitations referred to as “fundamental policies.” The full text of each Series’ fundamental policies is included in the SAI.

Descriptions of Principal Risks

An investment or type of security specifically identified in the prospectus generally reflects a principal investment. The Series also may invest in or use certain other types of investments and investing techniques that are described in the SAI. An investment or type of security only identified in the SAI typically is treated as a non-principal investment. Additional information on the principal risks of the Series is described below. Not all of the risks apply to each Series. The fact that a particular risk was not indicated as a principal risk for a Series does not mean that the Series is prohibited from investing its assets in securities that give rise to that risk. It simply means that the risk is not a principal risk for that Series. A Portfolio Manager for a Series has considerable leeway in choosing investment strategies and selecting securities that the Portfolio Manager believes will help the Series achieve its investment objective. Although the Series will not generally trade for short-term profits, circumstances may warrant a sale without regard to the length of time a security was held. A high turnover rate may increase transaction costs, which decreases the value of investments. In seeking to meet its investment objective and to adapt to changing economic environments, a Series’ assets may be invested in any type of security or instrument whose investment characteristics are consistent with the Series’ investment program, including some that may not be listed in this Prospectus.
In addition, investors should note that, to the extent authorized by law, each Series reserves the right to discontinue offering shares at any time, to merge or reorganize itself or a class of shares, or to cease operations and liquidate at any time.
Asset-Backed and Mortgage-Backed Securities Risk—A Series may invest in asset-backed securities, including mortgage-backed securities and structured investment vehicles (“SIVs”), which are legal entities that are sponsored by banks, broker-dealers or other financial firms specifically created for the purpose of issuing particular securities or instruments. A Series will receive payments that are part interest and part return of principal. These payments may be dependent upon the cash flows generated by the underlying asset and may vary based on the rate at which borrowers pay off their loans. When a borrower, such as a homeowner with respect to mortgage-backed securities, makes a prepayment, a Series receives a larger portion of its principal investment back, which means that there will be a decrease in monthly interest payments. An underlying pool of assets, principally automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables may back asset-backed securities in which a Series may invest . A Series may invest in these and other types of asset-backed securities that may be developed in the future. The pool provides the interest and principal payments to investors. Asset-backed securities may provide a Series with a less effective security interest in the related collateral than do mortgage-related securities, and thus it is possible that recovery on repossessed collateral might be unavailable or inadequate to support payments on these securities. Some mortgage-backed securities and SIVs may be leveraged or have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.
Home mortgage loans are typically grouped together into “pools” by banks and other lending institutions, and interests in these pools are then sold to investors, allowing the bank or other lending institution to have more money available to loan to home buyers. When homeowners make interest and principal payments, these payments are passed on to the investors in the pool. Some of these pools are guaranteed by U.S. government agencies or by government sponsored private corporations—familiarly called “Ginnie Mae,” “Fannie Mae” and “Freddie Mac.” Mortgage-backed securities may be particularly sensitive to changes in interest rates given that rising interest rates tend to extend the duration of fixed rate mortgage-backed securities. As a result, a rising interest rate environment can cause the prices of mortgage-backed securities to be increasingly volatile.
The underlying assets (i.e., loans) are subject to prepayments, which can shorten the securities’ weighted average life and may lower their return. The value of these securities also may change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing credit support, or swap counterparty. These securities are subject to high degrees of credit, valuation and liquidity risks.
Capitalization Securities Risk—A Series’ investments may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, e.g., large-, mid- or small-cap securities. As a result, a Series may be subject to the risk that the pre-dominate capitalization range represented in the Series’ portfolio (or, with respect to Series D, Underlying Index) may underperform other segments of the equity market or the equity market as a whole.

84 | PROSPECTUS

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion. In addition, in comparison to securities of companies with larger capitalizations, securities of small- and mid-capitalization companies may experience greater price volatility (especially during periods of economic uncertainty), greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small- and mid-cap companies often have limited product lines, markets or financial resources, and may therefore suffer isolated setbacks. These securities may or may not pay dividends. Securities of small-cap companies may present additional risks because their earnings are less predictable and their securities are often less liquid than those of larger, more established companies. Small-cap companies may also be more vulnerable to adverse business or market developments. These risks are likely to be greater for micro-cap companies. A Series is not required to sell an investment if the investment falls out of, or can no longer be characterized as being a part of, a certain capitalization range.
Commercial Paper Risk — The value of a Series’ investment in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates. As with other fixed-income securities, there is a risk that the issuer of commercial paper will default completely on its obligations. Commercial paper is generally unsecured and, thus, is subject to increased credit risk. A Series may have limited or no recourse against the issuer of commercial paper in the event of default.
Commodities Risk—The commodities industries can be significantly affected by: the level and volatility of commodity prices; world events including international monetary and political developments; import controls and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions. These risks may be incurred indirectly through the Subsidiary.
Commodities-Linked Investments Risk—The performance of commodity-linked investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, political, tax, and other regulatory and market developments. Commodity-linked notes may be leveraged. For example, the price of a three-times leveraged note may change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures. Commodity-linked investments also can cause a Series to be subject to additional regulation and a disadvantageous tax regime. Legal and regulatory changes also can affect the value of these investments.
Collateralized Debt Obligations Risk—A collateralized debt obligation (“CDO”) is an asset-backed security whose underlying collateral is typically a portfolio of bonds, bank loans, other structured finance securities and/or synthetic instruments. CDOs issue classes or “tranches” that vary in risk and yield, and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CDO securities as a class. A collateralized bond obligation (“CBO”) is a type of CDO collateralized by a pool of bonds. A collateralized loan obligation (“CLO”) is a CDO collateralized by a pool of loans. Such loans may include domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, some of which may be below investment grade or equivalent unrated loans. The risks of CDOs depend largely on the type of the underlying collateral and the tranche of CDOs in which a Series may invest. In addition, CDOs carry risks including interest rate risk, liquidity and valuation risks, credit risks and default risk.
Certain CDOs may not hold their underlying collateral directly, but rather, use derivatives such as swaps to create “synthetic” exposure to the collateral pool. Such CDOs entail the risks associated with derivative instruments described below under “Derivatives Risk.”
Conflicts of Interest Risk—In managing Series N, Security Investors, as Investment Manager, will have the authority to select and substitute underlying funds. The Investment Manager is subject to conflicts of interest in doing so and in allocating Series assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Investment Manager or an affiliate is also responsible for managing each of the affiliated underlying funds. The Investment Manager is legally obligated to disregard the fees payable by underlying funds when making investment decisions. The Trustees and

PROSPECTUS | 85

officers of Series N may also be Trustees and officers of the underlying funds and thus may have conflicting interest in fulfilling their fiduciary duties to both Series N and the affiliated underlying funds.
Convertible Securities Risk—Convertible securities, debt or preferred equity securities convertible into, or exchangeable for, equity securities, are generally preferred stocks and other securities, including fixed-income securities and warrants that are convertible into or exercisable for common stock. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertible securities have been developed which combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Convertible securities may be lower-rated securities subject to greater levels of credit risk. A convertible security may be converted before it would otherwise be most appropriate, which may have an adverse effect on a Series’ ability to achieve its investment objective.
“Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income-producing component”) and the right to acquire an equity security (“convertible component”). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments.
The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. A simple example of a synthetic convertible security is the combination of a traditional corporate bond with a warrant to purchase equity securities of the issuer of the bond. A Series may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. The income-producing and convertible components of a synthetic convertible security may be issued separately by different issuers and at different times.
Correlation and Tracking Error Risk — A number of factors may affect the ability to track an underlying investment, such as an index, through a management strategy or a derivative instrument or an underlying fund. Factors may include, for example, derivatives contracts costs or underlying fund fees and expenses. There can be no guarantee that an investment will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a Series from achieving the objective pursued by an investment. A number of factors may adversely affect correlation with the underlying investment, including fees, expenses, transaction costs, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Series invests. A Series may be subject to large movements of assets into and out of the Series, potentially resulting in the Series being forced to liquidate a position at an inappropriate time. The performance of an underlying fund or other investment that seeks to track a benchmark index may not correspond to the benchmark index for any period of time. Such an investment may not duplicate the exact composition of its index. In addition, unlike a fund or other investment, the returns of an index are not reduced by expenses, and therefore, the ability of a Series to match the performance of the index is adversely affected by the costs of buying and selling investments as well as other expenses.
Counterparty Credit Risk—A Series may invest in financial instruments and OTC-traded derivatives (including equity index swap agreements) involving counterparties for the purpose of gaining exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments may include, among others, total return, index, interest rate, and credit default swap agreements. A Series may use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. Through these investments, a Series is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to a Series, the Series may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in a Series will decrease.
A Series bears the risk that counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting counterparties.
Credit Risk — A Series could lose money if the issuer or guarantor of a fixed-income instrument or a counterparty to a derivatives transaction or other transaction (such as a repurchase agreement) is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. If an issuer fails to pay interest, a Series’ income would likely be reduced, and if an issuer fails to repay principal, the value of the instrument likely would fall and the Series could lose money. This risk is especially acute with respect to high yield fixed-income instruments (i.e., “junk bonds”). Also, the issuer, guarantor or counterparty may suffer adverse changes in its financial condition that could lower the credit quality (or the market’s perception of the credit quality) of an issuer or instrument,

86 | PROSPECTUS

leading to greater volatility in the price of the instrument and in shares of a Series. A change in the credit quality rating of an instrument can have a rapid, adverse affect on the instrument’s liquidity and make it more difficult for a Series to sell at an advantageous price or time. Any applicable limitation on the credit quality of an issuer or instrument in which a Series may invest is applied at the time the Series purchases the instrument.
The degree of credit risk depends on the particular instrument and the financial condition of the issuer, guarantor or counterparty, which are often reflected in its credit quality. Credit quality is a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong capacity with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less. An issuer with the lowest credit quality rating may be in default or have extremely poor prospects of making timely payment of interest and principal. See Appendix A of the SAI for a more complete discussion of the meaning of the different credit quality ratings.
Investment grade instrument s are fixed-income instrument s that have been determined by a nationally recognized statistical rating organization to have a medium to high probability of being paid (although there is always a risk of default) or if unrated, have been determined by the Investment Managers to be of comparable quality. Investment grade instruments are designated “BBB”, “A”, “AA” or “AAA” by Standard & Poor’s Ratings Group, Fitch Investors Service, Inc., DBRS Ltd., Morningstar Credit Ratings, LLC and Kroll Bond Rating Agency, Inc., “Baa”, “A”, “Aa” or “Aaa” by Moody’s Investors Service (“Moody’s”), and “bbb”, “a”, “aa”, or “aaa” by A.M. Best Company , or an equivalent rating by any other nationally recognized statistical rating organization, or have been determined by the Investment Managers to be of comparable quality. If nationally recognized statistical rating organizations assign different ratings to the same instrument , a Series will use the higher rating for purposes of determining the instrument ’s credit quality. The Investment Managers' credit analysis includes looking at factors such as an issuer’s debt service coverage (i.e., its ability to make interest payments on its debt), the issuer’s cash flow, general economic factors and domestic and global market conditions.
The bank loans and corporate debt instrument s in which a Series may invest are generally rated lower than investment grade credit quality, e.g., rated lower than “Baa” category by Moody’s or “BBB” category by Standard & Poor’s Corporation (“S&P”), or have been issued by issuers who have issued other debt instrument s which, if rated, would be rated lower than investment grade credit quality. Bridge loans in which a Series may invest are generally unrated although the borrowers and their loans typically would be rated below investment grade. Investment decisions will be based largely on the credit risk analysis performed by the Investment Managers and not on rating agency evaluations. This analysis may be difficult to perform. Information about a syndicated bank loan and its issuer generally is not available in the public domain. Many issuers have not issued securities to the public and are not subject to reporting requirements under federal securities laws and generally little public information exists about these companies. Generally, however, issuers are required to provide financial information to lenders, and information may be available from other syndicated bank loan participants or agents that originate or administer syndicated bank loans.
Currency Risk —A Series’ indirect and direct exposure to foreign currencies subjects the Series to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Series. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad. When a Series seeks exposure to foreign currencies through foreign currency contracts and related transactions, the Series becomes particularly susceptible to foreign currency value fluctuations, which may be sudden and significant, and investment decisions tied to currency markets. In addition, these investments are subject to the risks associated with derivatives and hedging the impact on a Series of fluctuations in the value of currencies may be magnified. To the extent the Series hedges currency risk through the use of forward currency contracts, the Series may incur increased implied transaction costs.
Depositary Receipt Risk—A Series may hold the equity securities of non-U.S. companies in the form of American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the New York Stock Exchange. A Series will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and carry all of the rights of common shares, including voting rights. GDRs are similar to ADRs, but may be issued in bearer form and are typically offered for sale globally and held by a foreign branch of an international bank. The underlying securities of the ADRs and GDRs in a Series’ portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of a Series’ portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs and GDRs trade on foreign exchanges

PROSPECTUS | 87

at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs and GDRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of a Series. A Series’ investment exposure to the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.
Derivatives Risk—A Series may invest a percentage of its assets in derivatives, such as swaps, futures contracts and options contracts and other instruments described in the Series’ principal investment strategies, to pursue its investment objective and to create economic leverage in the Series, to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates, currency rates, etc., to change the effective duration of a Series’ portfolio, to manage certain investment risks, and/or as a substitute for the purchase or sale of securities or currencies. The use of such derivatives may expose a Series to risks in addition to and greater than those associated with investing directly in the securities underlying those derivatives, including risks relating to leverage, imperfect correlations with underlying investments or the Series’ other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. The use of such derivatives may also expose a Series to the performance of securities that the Series does not own. The skills necessary to successfully execute derivatives strategies may be different from those for more traditional portfolio management techniques, and if an Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Use of derivatives may also cause a Series to be subject to additional regulations, which may generate additional Series expenses. These practices also entail transactional expenses and may cause a Series to realize higher amounts of short-term capital gains than if the Series had not engaged in such transactions. The markets for certain derivative instruments, and those located in foreign countries, are relatively new and still developing, which may expose a Series to increased counterparty and liquidity risk. Certain risks also are specific to the derivatives in which a Series invests.
Certain of the derivatives in which the Series invest are traded (and privately negotiated) in the over-the-counter (“OTC”) market. OTC derivatives are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Series. In addition, OTC derivative instruments are often highly customized and tailored to meet the needs of the Series and their trading counterparties. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. As a result and similar to other privately negotiated contracts, a Series is subject to counterparty credit risk with respect to such derivative contracts.
Security Investors is subject to registration and regulation as a commodity pool operator under the Commodity Exchange Act with respect to its service as Investment Manager to Series A, Series J, Series X and Series Y. As a result, Security Investors and the Series are subject to the Commodity Futures Trading Commission (“CFTC”) recordkeeping, reporting and disclosure requirements. These requirements may cause a Series to incur additional expenses.
Swap Agreements Risk—Swap agreements are contracts entered into primarily by institutional investors for periods ranging from one day to more than one year and may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. A Series may enter into swap agreements, including, but not limited to total return swaps, index swaps, interest rate swaps, municipal market data rate locks , and credit default swaps. A Series may utilize swap agreements in an attempt to gain exposure to certain securities without purchasing those securities, which is speculative, or to hedge a position. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid and many swaps currently trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks.
Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments will ultimately require the clearing and exchange-trading of many OTC derivative instruments that the CFTC and SEC recently defined as “swaps.” Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market

88 | PROSPECTUS

participant and CFTC approval of contracts for central clearing. The Investment Managers will continue to monitor developments in this area, particularly to the extent regulatory changes affect a Series’ ability to enter into swap agreements.
Futures Contracts Risk—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement (payment of the gain or loss on the contract). Futures are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price and for other reasons such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and to adjust portfolio duration. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Series may not be able to enter into a closing transaction because of an illiquid market. Futures markets can be highly volatile and the use of futures may increase the volatility of a Series’ NAV. Exchanges can limit the number of options that can be held or controlled by a Series or its Investment Manager, thus limiting the ability to implement a Series' strategies. Futures are also subject to leveraging risk and can be subject to liquidity risk.
Options Contracts Risk—The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. Options are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price and for other reasons such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and to adjust portfolio duration.
Options are subject to correlation risks. The writing and purchase of options is a highly specialized activity as the successful use of options depends on the Investment Managers' ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of futures options that can be held or controlled by a Series or its Investment Manager, thus limiting the ability to implement the Series' strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by a Series are small in relation to the market value of the investments underlying the options, a Series is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.
A Series may also purchase or sell call and put options on a “covered” basis. A call option is “covered” if a Series owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are segregated by a Series’ custodian). As a seller of covered call options, the Series faces the risk that it will forgo the opportunity to profit from increases in the market value of the security covering the call option during an option’s life.
Hybrid Securities—Hybrid instruments combine the characteristics of securities, futures and options. Typically, a hybrid instrument combines a traditional stock, bond or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied to the price of some security, commodity, currency or securities index, or another interest rate or some other economic factor. Hybrid instruments can be used as an efficient means of pursuing a variety of investment goals, including currency hedging and increased total return.
The risks of such investments would reflect the risks of investing in futures, options and securities, including volatility and illiquidity. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.
Dollar Roll Transaction Risk — A Series may enter into dollar roll transactions, in which the Series sells a mortgage-backed or other security for settlement on one date and buys back a substantially similar security (but not the same security) for settlement at a later date. A Series gives up the principal and interest payments on the security, but may invest the sale proceeds, during the “roll period.” When a Series enters into a dollar roll, any fluctuation in the market value of the security transferred or the securities in which the sales proceeds are invested can affect the market value of the Series’ assets, and therefore, the Series’ net asset value. As a result, dollar roll transactions may sometimes be considered to be the practical equivalent of borrowing and constitute a form of leverage. Dollar rolls also involve the risk that the market value of the securities a Series is required to deliver may decline below the agreed upon repurchase price of those securities. In addition, in the event that a Series’ counterparty becomes insolvent, the Series’ use of the proceeds may become restricted pending a determination as to whether to enforce the Series’ obligation to purchase the substantially similar securities.

PROSPECTUS | 89

Emerging Markets Risk—A Series may invest in securities in emerging markets. Investing in securities in emerging countries may entail greater risks than investing in securities in developed countries. These risks include: (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Series’ investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; and (vi) lower levels of government regulation and less extensive accounting, financial and other reporting requirements. Sovereign debt of emerging countries may be in default or present a greater risk of default.
Equity Securities Risk—A Series may invest in equity securities, which include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. A Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.
A Series’ investment in securities offered through initial public offerings (“IPOs”) may have a magnified performance impact, either positive or negative, on a Series, particularly if the Series has a small asset base. There is no guarantee that as a Series’ assets grow, it will continue to experience substantially similar performance by investing in IPOs. A Series’ investments in IPOs may make it subject to more erratic price movements than the overall equity market.
Foreign Securities and Currency Risk—Investing in foreign investments, including investing in foreign securities through ADRs and GDRs, involves certain special risks, including, but not limited to: (i) unfavorable changes in currency exchange rates; (ii) adverse political and economic developments; (iii) unreliable or untimely information; (iv) limited legal recourse; (v) limited markets; (vi) higher operational expenses; and (vii) illiquidity. These risks may even be higher in underdeveloped or emerging markets. A Series considers a security to be a foreign security if the issuer is organized under the laws of a foreign country or is a foreign government, or a sub-division or agency of such government, or the security is traded in markets outside the United States.
Foreign fixed-income securities may also be negatively affected by rising interest rates, which may cause an increase in funding costs for foreign issuers and make it more difficult for them to service their debt. Rising interest rates, in addition to widening credit spreads, may cause a decline in market liquidity. Foreign investments are normally issued and traded in foreign currencies. As a result, their values may be affected by changes in the exchange rates between particular foreign currencies and the U.S. dollar. Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or transport of foreign currency, and tax increases. There may also be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The legal remedies for investors in foreign investments may be more limited than those available in the United States. Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than domestic investments, which means a Series may at times be unable to sell its foreign investments at desirable prices. For the same reason, a Series may at times find it difficult to value its foreign investments. Brokerage commissions and other fees are generally higher for foreign investments than for domestic investments. The procedures and rules for settling foreign transactions may also involve delays in payment, delivery or recovery of money or investments. Foreign withholding taxes may reduce the amount of income available to distribute to shareholders of a Series.
Geographic Emphasis Risk — A Series that invests a significant portion of its assets in one country or geographic region will be more vulnerable to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region than a fund that invests its assets more broadly. Such developments may include: adverse securities markets; adverse exchange rates; social, political, regulatory, financial, economic or environmental developments; or natural disasters. Such conditions or developments may have a significant impact on a Series’ investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund. A Series’ investment performance may be particularly susceptible to such conditions and developments if the Series emphasizes its investments in an emerging market country or region with a number of emerging market countries.
Geographic Focus Risk — Asia. Because Series D may focus its investments in Asia, the Series’ performance may be particularly susceptible to adverse social, political and economic conditions or events within Asia. Although certain Asian economies are exemplars of growth and development others have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. As a result, the Series’ performance may be more volatile than the performance of a more geographically diversified fund.

90 | PROSPECTUS

Geographic Focus Risk — Europe. Because Series D may focus its investments in Europe, the Series’ performance may be particularly susceptible to adverse social, political and economic conditions or events within Europe. The European economy is diverse and includes both large, competitive economies and small, struggling economies. The European economy is vulnerable to decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the Euro and recessions in European Union economies. The European financial markets have recently experienced volatility due to concerns about rising government debt levels of several European countries and increased unemployment levels. Economic uncertainty may have an adverse effect on the value of the Series’ investments. As a result, the Series’ performance may be more volatile than the performance of a more geographically diversified fund.
Growth Stocks Risk —Investments in growth stocks may lack the dividend yield that can cushion stock prices in market downturns. Growth companies often are expected to increase their earnings at a certain rate. If expectations are not met, investors can punish the stocks, even if earnings do increase.
Hedging Risk — A Series may, but is not required to, engage in various investments or transactions that are designed to hedge a position that the Series holds.  A hedge is an investment, transaction or strategy designed to reduce the risk and impact of adverse market movements or changes in the price or value of a portfolio security or other investment.  Hedging may be ineffective as a result of unexpected changes in the market, changes in the prices or values of the related instrument, or changes in the correlation of the instrument and the Series’ hedging investment or transaction.  Hedging investments or transactions involve costs and may reduce gains or result in losses, which may adversely affect a Series.
High Yield and Unrated Securities Risk —High yield debt securities in the lower rating (higher risk) categories of the recognized rating services are commonly referred to as “junk bonds.” High yield securities are debt securities that have been determined by a rating agency to have a lower probability of being paid and have a credit rating of “BB” category or lower by Standard & Poor’s Corporation and Fitch Investors Service, Inc. or “Ba” category or lower by Moody’s Investors Service or have been determined by an Investment Manager to be of comparable quality. The total return and yield of junk bonds can be expected to fluctuate more than the total return and yield of higher-quality bonds. Junk bonds (those rated below investment grade or in default, or unrated securities determined to be of comparable quality) are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. High yield securities may be subject to greater levels of credit risk and tend to be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, than higher-quality bonds. The risks associated with high yield securities are heightened during times of weakening economic conditions or rising interest rates.
Successful investment in lower-medium and lower-rated debt securities involves greater investment risk and is highly dependent on the Investment Managers' credit analysis. The value of high yield securities is particularly vulnerable to changes in interest rates and a real or perceived economic downturn or higher interest rates could cause a decline in high-yield bond prices by lessening the ability of issuers to make principal and interest payments. These bonds are often thinly traded and can be more difficult to sell and value accurately than higher quality bonds because there tends to be less public information available about these securities. Because objective pricing data may be less available, judgment may play a greater role in the valuation process. In addition, the entire junk bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default, or just a change in the market’s psychology. High yield securities are more sensitive to adverse market developments than higher quality bonds. This type of volatility is usually associated more with stocks than bonds. Series P may be particularly sensitive to the risks of high yield securities.
Interest Rate Risk —Investments in fixed-income securities are subject to the possibility that interest rates could rise (or are expected to rise) sharply, causing the value of a Series’ securities and share price to decline. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds in a Series, the more a Series’ share price will fluctuate in response to interest rate changes. If an issuer calls or redeems an investment during a time of declining interest rates, a Series might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Investors should note that interest rates currently are at, or near, historic lows, but are expected to start increasing in the foreseeable future, with unpredictable effects on the markets and a Series’ investments. Thus, a Series currently faces a heightened level of interest rate risk. A wide variety of factors can cause interest rates to rise ( e.g ., central bank monetary policies, inflation rates, general economic conditions, etc.).
Securities with floating interest rates, such as syndicated bank loans, generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. In

PROSPECTUS | 91

a decreasing interest rate environment, a Series’ investment in securities with floating interest rates may prevent the Series from taking full advantage of decreasing interest rates in a timely manner.
Changing Fixed-Income Market Conditions — Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. In addition, the Federal Reserve has purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”). If the Federal Reserve continues to taper or reverse its Quantitative Easing, and when the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise suddenly and significantly. These policy changes may expose fixed-income markets to heightened volatility and reduced liquidity for certain Series investments, causing the value of a Series’ investments and share price to decline. A Series that invests in derivatives tied to fixed-income markets may be more substantially exposed to these risks than a Series that does not invest in derivatives. To the extent a Series experiences high redemptions because of these policy changes, the Series may experience increased portfolio turnover, which will increase the costs that the Series incurs and may lower the Series’ performance. The liquidity levels of a Series’ portfolio may also be affected.
Investment in Investment Vehicles Risk —Investments in investment companies or other investment vehicles may include index-based unit investment trusts such as Standard & Poor’s Depositary Receipts (“SPDRs”) and similar securities of other investment companies, including closed-end funds, mutual funds, affiliated short-term fixed-income funds or exchange-traded funds (“ETFs”) and other investment vehicles. Such index-based investments sometimes hold substantially all of their assets in securities representing a specific index. In the case of SPDRs, the index represented is the S&P 500 Index, but a Series may invest in other index-based investments designed to track other indexes or market sectors. A Series may use index-based investments (including ETFs designed to track an index) as a way of managing its cash position, or to maintain liquidity while gaining exposure to the equity, commodities or fixed-income markets, or a particular sector of such markets, or to seek to avoid losses in declining market conditions.
Series A, Series J, Series N, Series X and Series Y may also invest in short-term fixed-income funds (short-term bond funds managed by the Investment Managers or their affiliates (the “Guggenheim Short-Term Fixed-Income Funds”)), in connection with their cash management activities. The Guggenheim Short-Term Fixed-Income Funds are registered open-end investment companies available only to other investment companies and separately managed accounts managed by the Investment Managers and their affiliates.
To maintain exposure to securities in which it principally invests, Series E, Series F and Series M may invest in other registered investment companies, including investment companies advised by the Investment Managers or their affiliates, that pursue substantially the same investment strategies and are subject to substantially the same risks as the Series.
A Series and its shareholders will incur its pro rata share of the expenses of the underlying investment companies’ or vehicles’ expenses in which the Series invests, such as investment advisory and other management expenses, and shareholders will be required to pay the operating expenses of two or more investment vehicles. In addition, the Series will be subject to those risks affecting the investment vehicle, including the effects of business and regulatory developments that affect an underlying investment company or vehicle or the investment company industry generally as well as the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid.
An underlying investment vehicle may buy the same securities that another underlying investment vehicle sells. If this happens, an investor in a Series would indirectly bear the costs of these trades without accomplishing any investment purpose. In addition, certain of the underlying investment vehicles may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. The underlying investment vehicles may engage in investment strategies or invest in specific investments in which a Series would not engage or invest directly. The performance of those underlying investment vehicles, in turn, depends upon the performance of the securities in which they invest.
The underlying investment companies or other investment vehicles in which a Series invests are often institutional funds owned by a small number of shareholders and are thus subject to the risk that shareholders redeem their shares rapidly, which may adversely affect the performance and liquidity of the underlying investment vehicles and the Series.
Investment in Loans Risk —Loans, such as syndicated bank loans and other direct lending opportunities, senior floating rate loans, secured and unsecured loans, second lien or more junior loans, bridge loans, revolving credit facilities and unfunded commitments, may incur some of the same risks as other debt securities, such as prepayment risk, credit

92 | PROSPECTUS

risk, interest rate risk, liquidity risk and risks found with high yield securities. Although some loans are secured by collateral, the collateral may be difficult to liquidate and the value of the collateral can decline or be insufficient or unavailable to meet the obligation of the borrower. A Series could also have its interest subordinated to other indebtedness of the obligor. As a result, a loan may not be fully collateralized and can decline significantly in value, which may result in a Series not receiving payments to which it is entitled.
Loans may offer a fixed rate or floating rate of interest. Loans may decline in value if their interest rates do not rise as much or as fast as interest rates in general.
Loans are subject to the risk that the scheduled interest or principal payments will not be paid. Lower-rated loans and debt securities (those of less than investment grade quality) involve greater risk of default on interest and principal payments than higher-rated loans and securities. In the event that a non-payment occurs, the value of that obligation likely will decline. Debt securities rated below “BBB” category by S&P or “Baa” category by Moody’s are considered to have speculative characteristics and are commonly referred to as “junk bonds.” Junk bonds entail default and other risks greater than those associated with higher-rated securities.
Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for loans and cause their value to decline rapidly and unpredictably. Furthermore, while the resale, or secondary, market for loans is growing, it is currently limited. There is no organized exchange or board of trade on which loans are traded. Loans often trade in large denominations (typically $1 million and higher), and trades can be infrequent. The market has limited transparency so that information about actual trades may be difficult to obtain. Accordingly, some of the loans in which a Series may invest will be relatively illiquid. Certain loans may be subject to restrictions on resale or assignment. A Series may have difficulty in disposing of loans in a favorable or timely fashion, which could result in losses to the Series.
Loans may be issued in connection with highly leveraged transactions, such as restructurings, leveraged buyouts, leveraged recapitalizations and other types of acquisition financing. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. As such, such loans may be part of highly leveraged transactions and involve a significant risk that the borrower may default or go into bankruptcy, thereby limiting a Series' rights to any collateral.
A Series values its assets daily. However, because the secondary market for loans is limited, they may be difficult to value. Market quotations may not be readily available for some loans or may be volatile and/or subject to large spreads between bid and ask prices, and valuation may require more research than for other securities. In addition, elements of judgment may play a greater role in valuation than for securities with a more active secondary market, because there is less reliable, objective market value data available.
A Series may be in possession of material non-public information about a borrower as a result of its ownership of a loan and/or corporate debt security of a borrower. Because U.S. laws and regulations generally prohibit trading in securities of issuers while in possession of material, non-public information, a Series might be unable to trade securities of such a transaction in a security of such a borrower when it would otherwise be advantageous to do so and, as such, could incur a loss.
Transactions in loans are subject to delayed settlement periods. As a result, sale proceeds potentially will not be available to a Series to make additional investments or to meet its redemption obligations. A Series thus is subject to the risk of selling other investments or taking other actions necessary to raise cash to meets its redemption obligations.
Investment in the Subsidiary Risk—Series M currently invests in the Subsidiary in order to gain exposure to commodities markets. The Subsidiary is not a registered investment company under the 1940 Act. Because the Subsidiary is not directly subject to all of the investment protections of the 1940 Act, the Series may not have all of the protections offered to shareholders of registered investment companies. While the Subsidiary has its own board of directors that is responsible for overseeing the operations of the Subsidiary, the Series’ Board has oversight responsibility for the investment activities of the Series, including its investment in the Subsidiary. The Series is exposed to the risks of the Subsidiary, which is exposed to the risks of investing in the commodities markets and other investments made by the Subsidiary. The Subsidiary is also subject to these risks. If the laws of the United States or the Cayman Islands were to change, it could result in the Series, the Subsidiary, or both, becoming unable to operate as intended, which could result in losses to the Series.
In order to qualify for favorable tax treatment as a RIC, the Series must derive at least 90% of its gross annual income from qualifying sources under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Generally, income derived from direct and certain indirect investments in commodities is not considered qualifying income. However, historically, the IRS has issued private letter rulings in which the IRS specifically concluded that income from certain commodity-linked notes and from investments in a subsidiary is qualifying income. Based on

PROSPECTUS | 93

the principles underlying such rulings, the Series may seek to gain exposure to the commodity markets through the Subsidiary. However, the IRS indicated in July 2011 that the granting of such PLRs is currently suspended, pending further internal discussion. The Series has not received such a PLR, and is not able to rely on private letter rulings issued to other taxpayers.
The IRS may ultimately conclude and assert that income and gains from the Subsidiary will not be considered qualifying income for purposes of determining whether the Series remains qualified as a RIC for U.S. federal income tax purposes. Furthermore, the tax treatment of investments in commodities through subsidiaries may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Series’ taxable income or any gains and distributions made by the Series and whether income derived from the Series' investments in the Subsidiary is considered qualifying income. If the Series does not meet the qualifying income test, it may be able to cure such a failure. However, if the Series attempts to cure the failure of the qualifying income test, significant taxes may be incurred by the Series and its shareholders.
Investments by Insurance Companies and Accounts — The Series are offered as an investment vehicle for certain variable annuity and variable life insurance separate accounts of insurance companies affiliated and unaffiliated with the Investment Managers. These insurance companies, accounts, or affiliates of the Investment Managers may from time to time own (beneficially or of record) or control a significant percentage of a Series’ shares. The Series are subject to the risk that any of these large investors can redeem a large percentage of shares at any time. To meet large redemptions requests, a Series may have to hold large uninvested cash positions or sell investments to raise the cash needed to satisfy redemption requests at times when it would not otherwise do so. In turn, the Series’ performance may suffer and the Series can incur high turnover, brokerage costs, realize gains or losses at inopportune times, lose money or hold a less liquid portfolio. A Series may also experience adverse tax consequences as a result of a large shareholder transaction.
Large-Capitalization Securities Risk — A Series may be subject to the risk that large-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.
Leverage Risk—The use of derivatives, reverse repurchase agreements, unfunded commitments, tender option bonds and borrowings may create leveraging risk. For example, because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial impact on the net asset value of a Series. Leveraging may cause a Series to be more volatile than if it had not been leveraged. To mitigate leveraging risk and otherwise comply with regulatory requirements, each Series must segregate or earmark liquid assets to meet its obligations under, or otherwise cover, the transactions that may give rise to this risk. Applicable law limits a Series from borrowing in an amount greater than 33 1/3% of its assets.
The Series are permitted to borrow money for certain purposes. To the extent that a Series purchases securities while it has outstanding borrowings, it is using leverage, i.e., using borrowed funds for investment. Leveraging will exaggerate the effect on the net asset value of any increase or decrease in the market value of a Series’ portfolio. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased.
Liquidity and Valuation Risk —In certain circumstances, it may be difficult for a Series to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established liquid market for instruments in which a Series may invest, or there is a reduced number or capacity of traditional “market makers” with respect to fixed-income securities, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in a Series’ portfolio, the ability of the Series to assign an accurate daily value to these investments may be difficult and the Investment Managers may be required to fair value the investments. Fair value determinations are inherently subjective and reflect good faith judgments based on available information. Accordingly, there can be no assurance that the determination of a security's fair value in accordance with the Series' valuation procedures will in fact approximate the price at which a Series could sell that security at that time. As a result, investors who purchase or redeem shares of a Series on days when the Series is holding fair valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Series had not fair valued the securities or had used a different valuation methodology. These risks may be magnified in a rising interest rate environment and Series that hold a significant percentage of fair valued securities may be particularly susceptible to the risks associated with fair valuation. For additional information about fair valuation determinations, see “Determination of

94 | PROSPECTUS

Net Asset Value.” Liquidity risk may also make it difficult for a Series to meet redemption requests. Proportions of Series investments that are fair valued vary from time to time. The Series' shareholder reports contain detailed information about the Series' holdings that are fair valued, including values of these holdings as of the dates of the reports. Investors should consider consulting these reports for detailed information.
The capacity of traditional fixed-income market makers has not kept pace with the consistent growth in the fixed-income markets over the past three decades, which has led to reduced levels in the capacity of these market makers to engage in fixed-income trading and, as a result, dealer inventories of corporate fixed-income instruments are at or near historic lows relative to market size. Market makers tend to provide stability and liquidity to fixed-income markets through their intermediary services, and their reduced capacity and number could lead to decreased liquidity and increased volatility in the fixed income markets. As a result, a Series potentially will be unable to pay redemption proceeds within the allowable time period because of adverse market conditions, an unusually high volume of redemption requests or other reasons, unless it sells other portfolio investments under unfavorable conditions.
Management Risk —Each Series is subject to management risk because it is an actively managed investment portfolio, which means that investment decisions are made based on investment views. An Investment Manager and each individual portfolio manager will apply investment techniques and risk analysis in making decisions for each Series, but there is no guarantee that these decisions will produce the desired results or expected returns, causing a Series to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Additionally, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to an Investment Manager and each individual portfolio manager in connection with managing each Series and may also adversely affect the ability of each Series to achieve its investment objectives. In addition, with respect to Series N, Security Investors, as Investment Manager, allocates the Series’ assets among various underlying funds. These allocations may be unsuccessful in maximizing the Series’ return and/or avoiding investment losses, and may cause the Series to underperform other funds with a similar strategy. Furthermore, active trading that can accompany active management will increase the costs the Series incurs because of higher brokerage charges or mark-up charges, which are passed on to shareholders of a Series and, as a result, may lower the Series’ performance.
Market Risk — The value of, or income generated by, the securities held by a Series are subject to the possibility of rapid and unpredictable fluctuation. The value of certain securities ( e.g., equity securities) tends to fluctuate more dramatically over the shorter term than do the value of other asset classes. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, investor confidence or economic, political, social or financial market conditions that may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments and, when the market performs well, there is no assurance that the securities held by a Series will increase in value along with the broader markets . Volatility of financial markets can expose a Series to greater market risk, possibly resulting in reduced liquidity. Moreover, changing economic, political, social or financial market conditions in one country or geographic region could adversely affect the market value of the securities held by a Series in a different country or geographic region because of the increasingly interconnected global economies and financial markets. The Investment Managers potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity. Changes or disruptions in market conditions also may lead to increased regulation of a Series and the instruments in which the Series may invest, which may, in turn, affect the Series’ ability to pursue its investment objective and the Series’ performance.
Mid-Capitalization Securities Risk — A Series may be subject to the risk that mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of mid-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices and significantly lower trading volumes than securities issued by large, more established companies. Accordingly, it may be difficult for a Series to sell mid-capitalization securities at a desired time or price. Mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources. Mid-capitalization companies have more speculative prospects for future growth, sustained earnings and market share than large companies, and may be more vulnerable to adverse economic, market or industry developments than large capitalization companies.
Municipal Securities Risk—A Series’ holdings of municipal securities will be significantly affected by events that affect the municipal bond market, which could include unfavorable legislative or political developments and adverse changes in the financial conditions of state and municipal issuers. Income from municipal bonds held by a Series could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipal issuer. To the extent that a Series invests in municipal securities from a given state or geographic region,

PROSPECTUS | 95

its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Also, municipal securities backed by current or anticipated revenues from a specific project or assets can be negatively affected by the discontinuance of taxation supporting the project or assets or the inability to collect enough revenue. Because many municipal securities are issued to finance similar projects (especially those relating to education, health care, utilities and transportation), conditions in those sectors can affect the overall municipal market, including proposed federal, state or local legislation involving the financing of, or declining markets or needs for, such projects. Certain sectors of the municipal bond market have special risks that can affect them more significantly than the market as a whole. For example, health care can be hurt by rising expenses, dependency on third party reimbursements, legislative changes and reductions in government spending; electric utilities are subject to governmental rate regulation; and private activity bonds rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support. Municipalities and municipal projects that rely directly or indirectly on federal funding mechanisms may be negatively affected by current budgetary constraints of the federal government. Other national governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, changes in the economic and fiscal condition of an individual municipal issuer can affect the overall municipal market, and market conditions may directly impact the liquidity, marketability and valuation of municipal securities. Also, information related to municipal securities and their risks may be provided by the municipality itself, which may not always be accurate. Investments in municipal securities can be subject to credit, interest rate, prepayment and liquidity risks and can be more volatile than other investments.
Certain municipal securities may be insured by an insurer. Adverse developments affecting a particular insurer or, more generally, banks and financial institutions could have a negative effect on the value of a Series’ holdings. For example, rating agency downgrades of an insurer, or other events in the credit markets that may affect the insured municipal bond market as a whole, may adversely affect the value of the insured municipal bonds held by a Series. While insurance may reduce the credit risk of a municipal security, it does not protect against fluctuations in the value of a Series’ shares caused by market changes. It is also important to note that, although insurance may increase the credit safety of investments held by a Series, it decreases a Series’ yield as a Series may pay for the insurance directly or indirectly.
Non-Diversification Risk — A non-diversified Series may hold larger positions in a smaller number of securities than a diversified Series. As a result, a change in the market value of a single security may have a greater impact on a Series’ net asset value and total return. A non-diversified Series is expected to be more volatile than a diversified Series.
Preferred Securities Risk—Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
Preferred stock has properties of both an equity and a debt instrument and is generally considered a hybrid instrument. Preferred stock is senior to common stock, but is subordinate to bonds in terms of claims or rights to their share of the assets of the company.
Prepayment Risk —The issuers of securities held by a Series may be able to prepay principal due on the securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes as well as limiting the ability of a Series to invest in securities with higher interest rates. Prepayment risk is a major risk of mortgage-backed securities and certain asset-backed securities.
Most floating rate loans (such as syndicated bank loans) and fixed-income securities allow for prepayment of principal without penalty. Accordingly, the potential for the value of a floating rate loan or security to increase in response to interest rate declines is limited. Corporate loans or fixed-income securities purchased to replace a prepaid corporate loan or security may have lower yields than the yield on the prepaid corporate loan or security.
Real Estate Securities Risk—A Series may invest in securities of real estate companies and companies related to the real estate industry, including real estate investment trusts (“REITs”), which are subject to the same risks as direct investments in real estate. These risks include: losses from casualty or condemnation, changes in local and general economic conditions, changes in real estate values and rental income, interest rates, zoning laws, regulatory limitations on rents, property taxes, operating expenses, overbuilding, extended vacancies of properties, and the management skill and credit worthiness of the issuer. In addition, the real estate industry has historically been cyclical

96 | PROSPECTUS

and particularly sensitive to economic downturns. The value of a REIT can depend on the structure of and cash flow generated by the REIT, and may invest in a limited number of properties, a narrow geographic area, or a single type of property, which may increase the risk that a Series could be unfavorably affected by the poor performance of a single investment or investment type.
Because REITs are pooled investment vehicles that have expenses of their own, a Series will indirectly bear its proportionate share of expenses paid by each REIT in which it invests. REITs are also subject to unique tax requirements which, if not met, could adversely affect dividend payments. In the event of a default of an underlying borrower or lessee, a REIT could experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
Regulatory and Legal Risk — U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by a Series, the strategies used by a Series or the level of regulation applying to a Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of a Series. Legislative and tax developments may also affect the Series. In July 2014, the U.S. Securities and Exchange Commission (“SEC”) adopted further amendments to money market regulations that apply to Series C.  Among other things, these changes will permit the Series to impose a fee (up to 2%) on redemptions from the Series and/or temporarily restrict redemptions from the Series, if its liquidity level falls below the required regulatory threshold.  In addition, the new regulations will require Series C to operate with a floating net asset value (“NAV”) using basis point rounding, which is a more precise method than the Series currently uses for calculating its floating NAV.  These changes must take effect prior to October 2016. As a result of these amendments, the Series may be required to take certain steps that will adversely affect the Series.  As of the date of this prospectus, the Series’ management is evaluating the implications of the reforms and their impact on the Series, including the potential impact on the Series’ investment strategies, operations and/or return potential.
Repurchase Agreements and Reverse Repurchase Agreements Risk—In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to a Series or, in the case of a reverse repurchase agreement, the securities sold by the Series, may be delayed. In a repurchase agreement, such an insolvency may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount equal to the repurchase price. In a reverse repurchase agreement, the counterparty’s insolvency may result in a loss equal to the amount by which the value of the securities sold by a Series exceeds the repurchase price payable by the Series; if the value of the purchased securities increases during such a delay, that loss may also be increased. When a Series enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Series’ assets. As a result, such transactions may increase fluctuations in the net asset value of a Series’ shares. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If a Series reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Series’ yield. The credit, liquidity and other risks associated with repurchase agreements are magnified to the extent a repurchase agreement is secured by collateral other than cash, government securities or liquid securities or instruments issued by an issuer that has an exceptionally strong credit quality.
Restricted Securities Risk—Restricted securities cannot be sold to the public without registration under the Securities Act of 1933 (“1933 Act”). Unless registered for sale, restricted securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities may be considered illiquid and, therefore, are subject to a Series’ limitation on illiquid securities.
Restricted securities may involve a high degree of business and financial risk, which may result in substantial losses. The securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Series. A Series may invest in restricted securities, including securities initially offered and sold without registration pursuant to Rule 144A (“Rule 144A Securities”) and securities of U.S. and non-U.S. issuers initially offered and sold outside the United States without registration with the SEC pursuant to Regulation S (“Regulation S Securities”) under the 1933 Act. Rule 144A Securities and Regulation S Securities generally may be traded freely among certain qualified institutional investors, such as a Series, and non-U.S. persons, but resale to a broader base of investors in the United States may be permitted only in significantly more limited circumstances.
Investing in Rule 144A Securities and other restricted and non-registered securities (such as privately placed securities purchased through transactions complying with the requirements in Regulation D or S) could have the effect of

PROSPECTUS | 97

increasing the amount of a Series’ assets invested in illiquid securities to the extent that qualified institutional buyers become uninterested, for a time, in purchasing these securities.
Securities Lending Risk—Securities lending involves the lending of portfolio securities owned by a Series to qualified borrowers, including broker-dealers and financial institutions. Therefore, loans of securities involve the risk that the borrower may fail to return the securities or deliver the proper amount of collateral, which may result in a loss to a Series. In addition, in the event of bankruptcy of the borrower, a Series could experience losses or delays in recovering the loaned securities. In some cases, these risks may be mitigated by an indemnification provided by the Series’ lending agent. When lending portfolio securities, a Series initially will require the borrower to provide the Series with collateral, most commonly cash, which the Series will invest. Although a Series invests this collateral in a conservative manner, it is possible that it could lose money from such an investment or fail to earn sufficient income from its investment to cover the fee or rebate that it has agreed to pay the borrower.
Short Sale and Short Exposure Risk — Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security. A short exposure through a derivative exposes a Series to counterparty credit risk and leverage risk. The risk for loss on a short sale or other short exposure is greater than a direct investment in the security itself because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. A Series may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned to it on short notice, and the Series may have to buy the borrowed securities at an unfavorable price, resulting in a loss. Short sales also subject a Series to risks related to the lender (such as bankruptcy risks) or the general risk that the lender does not comply with its obligations. The risk of loss through a short sale or other short exposure may in some cases be theoretically unlimited. The use of short sales may cause a Series to have higher expenses than those of equity mutual funds that do not engage in short sales, including the cost of paying the lender an amount equal to any dividends on the borrowed securities. Government actions also may affect the Series’ ability to engage in short selling.
Small-Capitalization Securities Risk — A Series may be subject to the risk that small-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices and significantly lower trading volumes than securities issued by larger, more established companies. Accordingly, it may be difficult for a Series to sell small-capitalization securities at a desired time or price. Small-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources. Small-capitalization companies have more speculative prospects for future growth, sustained earnings and market share than larger companies, and may be more vulnerable to adverse economic, market or industry developments than mid- or large-capitalization companies.
Special Situation Investments/Securities in Default Risk —Investments in the securities and debt of distressed issuers or issuers in default ("Special Situation Investments") involves a far greater level of risk than investing in issuers whose debt obligations are being met and whose debt trades at or close to its “par” or full value. While offering an opportunity for capital appreciation, Special Situation Investments are highly speculative with respect to the issuer’s ability to make interest payments and/or to pay its principal obligations in full. Special Situation Investments can be very difficult to properly value, making them susceptible to a high degree of price volatility and potentially rendering them less liquid than performing debt obligations. Those Special Situation Investments involved in a bankruptcy proceeding can be subject to a high degree of uncertainty with regard to both the timing and the amount of the ultimate settlement. Special Situation Investments may also include debtor-in-possession financing, sub-performing real estate loans and mortgages, privately placed senior, mezzanine, subordinated and junior debt, letters of credit, trade claims, convertible bonds, and preferred and common stocks.
Tax Risk —A Series must derive at least 90% of its gross income from qualifying sources in order to qualify for favorable tax treatment as a RIC. This requirement will limit the ability of a Series to invest in commodities, derivatives on commodities, or other items that could result in nonqualifying income.
To Be Announced (“TBA”) Transactions Risk —A Series may enter into “To Be Announced” (“TBA”) commitments to purchase or sell mortgage-backed securities for a fixed price at a future date. In TBA commitments, the selling counterparty does not specify the particular securities to be delivered. Instead, the purchasing counterparty agrees to accept any security that meets specified terms. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Series’ other assets. In addition, the selling counterparty may not deliver the security as promised. Selling a TBA involves a risk of loss if the value of the securities to be sold goes up prior to the settlement date.

98 | PROSPECTUS

Technology Stocks Risk—Companies in the rapidly changing field of technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to these stocks. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. The level of risk will be increased to the extent that a Series has significant exposure to smaller or unseasoned companies (those with less than a three-year operating history), which may not have established products or more experienced management.
U.S. Government Securities Risk —Different types of U.S. government securities have different relative levels of credit risk depending on the nature of the particular government support for that security. U.S. government securities may be supported by: (i) the full faith and credit of the United States government; (ii) the ability of the issuer to borrow from the U.S. Treasury; (iii) the credit of the issuing agency, instrumentality or government-sponsored entity; (iv) pools of assets (e.g., mortgage-backed securities); or (v) the United States in some other way. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities, which may fluctuate in value and are subject to investment risks, and certain U.S. government securities may not be backed by the full faith and credit of the United States government. The value of U.S. government obligations may be adversely affected by changes in interest rates. It is possible that the issuers of some U.S. government securities will not have the funds to timely meet their payment obligations in the future and there is a risk of default. For certain agency issued securities, there is no guarantee the U.S. government will support the agency if it is unable to meet its obligations.
Value Stocks Risk—Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market or that their prices may go down. While a Series’ investments in value stocks may limit downside risk over time, a Series may, as a trade-off, produce more modest gains than riskier stock funds.
When Issued, Forward Commitment and Delayed-Delivery Transactions Risk—When-issued, forward-commitment and delayed-delivery transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. When a Series has sold a security pursuant to one of these transactions, the Series does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Series could miss a favorable price or yield opportunity or suffer a loss.
Zero Coupon and Payment-In-Kind Securities Risk — The market value of a zero-coupon or payment-in-kind security, which usually trades at a deep discount from its face or par value, is generally more volatile than the market value of, and is more sensitive to changes in interest rates and credit quality than, other fixed income securities with similar maturities and credit quality that pay interest in cash periodically. Zero coupon and payment-in-kind securities also may be less liquid than other fixed-income securities with similar maturities and credit quality that pay interest in cash periodically. Zero coupon securities pay no interest to holders prior to maturity, and payment-in-kind securities pay interest in the form of additional securities. However, a portion of the original issue discount on zero coupon securities and the “interest” on payment-in-kind securities will be included in the investing Series’ taxable income. Accordingly, for the Series to qualify for tax treatment as a regulated investment company and to avoid certain taxes, the Series will generally be required to distribute to its shareholders an amount that is greater than the total amount of cash it actually receives with respect to these securities. These distributions must be made from the Series’ cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Series will not be able to purchase additional income-producing securities with cash used to make any such distributions, and its current income ultimately may be reduced as a result. Zero coupon and payment-in-kind securities may be more difficult to value than other fixed income securities with similar maturities and credit quality that pay interest in cash periodically.

PROSPECTUS | 99

PORTFOLIO HOLDINGS
A description of the Series’ policies and procedures with respect to the disclosure of the Series’ underlying portfolio securities is available in the SAI.
Investment Managers

Security Investors, LLC (“Security Investors” or “Guggenheim Investments”), located at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, is the investment manager to each Series except Series F and Series M. On December 31, 2014, the aggregate assets under the investment management and supervision of Security Investors were approximately $31.7 billion.
Guggenheim Partners Investment Management, LLC (“Guggenheim Partners” or “Guggenheim Investments” and with Security Investors, each is an “Investment Manager” and together, “Investment Managers”), located at 100 Wilshire Boulevard, 5th Floor, Santa Monica, California 90401, is the investment manager to Series F (Floating Rate Strategies Series) and Series M (Macro Opportunities Series). On December 31, 2014, the aggregate assets under the investment management and supervision of Guggenheim Partners were approximately $142.1 billion.
The Investment Managers make investment decisions for the assets of the Series and the applicable Investment Manager continuously reviews, supervises and administers each Series’ investment program. Each of Security Investors and Guggenheim Partners are registered with the CFTC as a commodity pool operator (“CPO”) and Guggenheim Partners is registered as a commodity trading advisor (“CTA”), and each is a member of the National Futures Association in such capacities. Security Investors acts as CPO for Series A, Series J, Series X and Series Y.

MANAGEMENT FEES
The following chart shows the contractual investment management fees to be paid by each Series:

Management Fees (expressed as a percentage of average net assets)
Series A	0.75%	Series N	0.65%
Series B	0.65%	Series O	0.70%
Series C	0.50%	Series P	0.60%
Series D	0.70%	Series Q	0.95%
Series E	0.50%	Series V	0.75%
Series F	0.65%	Series X	0.85%
Series J	0.75%	Series Y	0.75%
Series M	0.89%
Under the terms of its investment advisory contract, Security Investors has contractually agreed to reimburse Series Y or waive a portion of its management fee for any amount by which the total annual expenses of the Series (including management fees, but excluding interest, taxes, extraordinary expenses and brokerage fees and commissions) for any fiscal year as may be required to ensure that the total annual expenses of the Series will not exceed 1.75% of the average daily net assets of the Series.
In addition to any contractual waivers and expense reimbursements, each Investment Manager may waive some or all of its management fee to limit the total operating expenses of a Series to a specified level. The Investment Managers also may reimburse expenses of a Series from time to time to help it maintain competitive expense ratios. These arrangements may be voluntary, in which case they may be terminated at any time. A Series’ fees without reflecting voluntary waivers or reimbursements are shown in the fee tables in each Series’ summary section.
Additionally, the Investment Managers have contractually agreed through May 1, 2016 to waive fees and/or reimburse Series’ expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of Series C, Series E, Series F, Series M and Series O to an annual rate of average daily net assets for Series C, Series E, Series F, Series M and Series O as follows: 0.50%, 0.81%, 1.15%, 1.45% and 1.00%, respectively. With respect to Series P, the Investment Manager has contractually agreed through May 1, 2017 to waive fees and/or reimburse the Series’ expenses to the extent necessary to limit the Operating Expenses of the Series to an annual rate of 1.07% of the average daily net assets of the Series. A Series with a contractual fee waiver may have “Total Annual Operating Expenses After Fee Waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. An Investment Manager is entitled to reimbursement by a Series for certain fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement.

100 | PROSPECTUS

An Investment Manager may only recoup such reimbursement when the Operating Expenses for a Series are less than the amount specified in the then-applicable expense limitation agreement.
The Investment Managers have also contractually agreed through May 1, 2016, to waive the amount of each Series’ management fee to the extent necessary to offset the proportionate share of any management fee paid by each Series with respect to any Series investment in an underlying fund for which the Investment Manager or any of its affiliates also serves as investment manager. In addition, for Series E, Series F and Series M, the Investment Managers have contractually agreed through May 1, 2016, to waive the amount of the Series’ management fee to the extent necessary to offset the proportionate share of any management fee and other expenses (excluding interest expenses) paid by these Series with respect to the Series' investment in an underlying fund that pursues substantially the same investment strategies and is subject to substantially the same risks as the Series for which the Investment Manager or any of its affiliates also serves as investment manager.
Each contractual waiver and/or expense reimbursement agreement will expire when it reaches its termination, or when an Investment Manager ceases to serve as such and it may be terminated by the Series’ Board of Trustees.
Pursuant to a separate investment advisory contract between Guggenheim Partners and the Subsidiary, the Subsidiary pays the Investment Manager a management fee at the same rate that Series M pays the Investment Manager for services provided to the Series. The Investment Manager and the Series have entered into a separate fee waiver agreement pursuant to which the Investment Manager has contractually agreed to waive the management fee it receives from the Series in an amount equal to the management fee paid to the Investment Manager by the Series’ Subsidiary. As long as the Series wholly-owns the Subsidiary and invests a portion of its assets with the Subsidiary, this undertaking will continue. Please see “Management of the Subsidiary,” below for more details.
A discussion regarding the basis for the Board of Trustees approving the investment advisory contract on behalf of each of the Series is available in the Series’ annual report for the fiscal period ended December 31, 2014.
Management of the Subsidiary—Guggenheim Partners is responsible for the investments of the Subsidiary, pursuant to a separate investment advisory contract. The Investment Manager provides to the Subsidiary substantially the same type of management, under similar terms, as it provides to Series M.
The Subsidiary will pay the Investment Manager a fee at the following annual rates (stated as a percentage of the average daily net assets of the Subsidiary):

Subsidiary	Management Fee
Guggenheim Series M Macro Opportunities Fund CFC	0.89%
The rate of the management fee paid directly or indirectly by Series M is calculated by aggregating the fees paid directly or indirectly by the Series and its Subsidiary. The Subsidiary will pay the fees and expenses for the custody, transfer agency, administration, audit services and custodial expenses that it receives and that are not duplicative of services provided to Series M.
PORTFOLIO MANAGERS
The Portfolio Managers of the Investment Managers oversee the day-to-day operations of the Series:
Series A (StylePlus—Large Core Series)—B. Scott Minerd, Farhan Sharaff, Jayson B. Flowers and Scott Hammond are primarily responsible for the day-to-day management of the Series.
Series B (Large Cap Value Series)—Mark A. Mitchell is primarily responsible for the day-to-day management of the Series.
Series D (World Equity Income Series) —Farhan Sharaff, Ole Jakob Wold and Scott Hammond are primarily responsible for the day-to-day management of the Series.
Series E (Total Return Bond Series)—B. Scott Minerd, Anne B. Walsh, James W. Michal and Jeffrey B. Abrams are primarily responsible for the day-to-day management of the Series.
Series F (Floating Rate Strategies Series) — B. Scott Minerd, Anne B. Walsh, Kevin H. Gundersen, James W. Michal and Thomas J. Hauser are primarily responsible for the day-to-day management of the Series.
Series J (StylePlus—Mid Growth Series)—B. Scott Minerd, Farhan Sharaff, Jayson B. Flowers and Scott Hammond are primarily responsible for the day-to-day management of the Series.
Series M (Macro Opportunities Series)—B. Scott Minerd, Anne B. Walsh, Kevin H. Gundersen and James W. Michal are primarily responsible for the day-to-day management of the Series.

PROSPECTUS | 101

Series N (Managed Asset Allocation Series)—Matthew Wu, Michael P. Byrum and Ryan A. Harder are primarily responsible for the day-to-day management of the Series.
Series O (All Cap Value Series)—James P. Schier and Mark A. Mitchell are primarily responsible for the day-to-day management of the Series.
Series P (High Yield Series) —B. Scott Minerd, Jeffrey B. Abrams and Kevin H. Gundersen are primarily responsible for the day-to-day management of the Series.
Series Q (Small Cap Value Series)—James P. Schier is primarily responsible for the day-to-day management of the Series.
Series V (Mid Cap Value Series)—James P. Schier is primarily responsible for the day-to-day management of the Series.
Series X (StylePlus—Small Growth Series)—B. Scott Minerd, Farhan Sharaff, Jayson B. Flowers and Scott Hammond are primarily responsible for the day-to-day management of the Series.
Series Y (StylePlus—Large Growth Series)—B. Scott Minerd, Farhan Sharaff, Jayson B. Flowers and Scott Hammond are primarily responsible for the day-to-day management of the Series.
The biographies of the Portfolio Managers of the Series are as follows:
Jeffrey B. Abrams, Portfolio Manager of Security Investors and Senior Managing Director and Portfolio Manager of Guggenheim Partners. Mr. Abrams joined Guggenheim Partners (or its affiliate or predecessor) in 2002 as a member of the leveraged credit investing team. Currently, Mr. Abrams focuses on credit investing and portfolio management and is the corporate credit sector manager for the firm’s insurance clients. Previously, he headed industry teams focused on investing across the capital structure in a variety of industries. Mr. Abrams received a BBA in Finance and a B.A. in History from Emory University .
Michael P. Byrum, Portfolio Manager of Security Investors. Mr. Byrum joined the Investment Manager in 2010. He was also the President and Chief Investment Officer of Rydex Investments (which was recently merged with and into the Investment Manager) since it was founded in 1993. He is Portfolio Manager for the Rydex Series Funds, Rydex Dynamic Funds, Rydex ETF Trust, and Rydex Variable Trust. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University in Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.
Jayson B. Flowers, Portfolio Manager of Security Investors. Mr. Flowers joined Guggenheim Partners in 1998 and serves as the Head of Guggenheim Partners’ Equity and Derivative Strategies. Prior to Guggenheim Partners, Mr. Flowers was a co-founder and partner of Adventure Capital, a boutique venture capital and merchant banking company. Previously Mr. Flowers was at Credit Suisse First Boston, Dominick & Dominick Inc, and Coopers & Lybrand. Mr. Flowers holds a B.A. in Economics from Union College.
Kevin H. Gundersen, Portfolio Manager of Security Investors and Senior Managing Director and Portfolio Manager of Guggenheim Partners. Mr. Gundersen joined Guggenheim Partners (or its affiliate or predecessor) in 2002. Previously, he led an industry team which is focused on investing across the capital structure in the media, telecommunications and technology sectors. Mr. Gundersen received his A.B. from Harvard University.
Scott Hammond, Portfolio Manager of Security Investors and a Senior Portfolio Manager at Guggenheim Partners. Mr. Hammond has responsibility for a variety of strategic initiatives aimed at growing the firm’s equities business, and for the day-to-day oversight of a number of growth, value, and core equity strategies. Mr. Hammond joined Guggenheim Partners in June 2009. Mr. Hammond’s extensive experience in managing quantitative strategies spans over ten years and has included some of the world’s largest asset management firms. Prior to joining Guggenheim Partners, Mr. Hammond was Head of Exchange Trade Series Portfolio Management at Northern Trust where he was responsible for a diverse portfolio of international funds. Mr. Hammond served as a Portfolio Manager at Barclays Global Investors with responsibilities for the management of $90 billion in institutional assets. Mr. Hammond received a B.A. in Economics from the University of New Hampshire and an MBA from Purdue University’s Krannert Graduate School of Management.
Ryan A. Harder, Portfolio Manager of Security Investors. Mr. Harder joined the Investment Manager in 2010. Mr. Harder is also a portfolio manager of Rydex Investments (which was recently merged with and into the Investment Manager) since 2004. He is Portfolio Manager for the Rydex Series Funds, Rydex Dynamic Funds, Rydex ETF Trust, and Rydex Variable Trust. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an assistant portfolio manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

102 | PROSPECTUS

Thomas J. Hauser , Managing Director and Portfolio Manager of Guggenheim Partners. Mr. Hauser joined Guggenheim Partners (or its affiliate or predecessor) in 2002 and is a member of Guggenheim’s Corporate Credit Group. He is also a member of the Investment Committee overseeing Guggenheim’s corporate credit investing activities. Prior to his role as a portfolio manager, Mr. Hauser led a team covering a variety of sectors including technology, media and telecom, education, metals and mining, homebuilding, healthcare, and energy and power. He has substantial experience in the high yield and leverage loan class. During his career at the firm, Mr. Hauser has been an analyst covering a variety of sectors, including the energy, power, transportation and chemical sectors. Mr. Hauser received his B.S. in Finance from St. Johns University.
James W. Michal, Portfolio Manager of Security Investors and Managing Director and Portfolio Manager of Guggenheim Partners. Mr. Michal joined Guggenheim Partners (or its affiliate or predecessor) in 2008. He manages the firm's portfolio management team dedicated to Active Fixed Income and Total Return mandates. Mr. Michal is responsible for implementing macro investment themes of the Global Chief Investment Officer and Assistant Chief Investment Officers, coordinating with sector heads and traders to determine credit trends and relative value, and for the day-to-day risk monitoring of the portfolios. In addition, he also works closely with Risk Management and the Portfolio Construction team to highlight interest rate and spread risk trends. Prior to joining Guggenheim Partners, he was an Associate in Wachovia’s structured finance division. He focused on origination, marketing, structuring and execution of collateralized loan obligations for two years. Prior to his time in structured credit products, he was an analyst in Wachovia’s corporate credit division focusing on portfolio management and loan syndications. Mr. Michal earned a BSBA in Finance and International Business from Georgetown University.
B. Scott Minerd, Portfolio Manager of Security Investors and Chairman of Investments, Global Chief Investment Officer and Managing Partner of Guggenheim Partners. Mr. Minerd is also a portfolio manager for the Guggenheim Capital Stewardship Fund, Guggenheim StylePlus-Large Core Fund, Guggenheim StylePlus-Mid Growth Fund, Guggenheim Floating Rate Strategies Fund, Guggenheim High Yield Fund, Guggenheim Investment Grade Bond Fund, Guggenheim Macro Opportunities Fund, Guggenheim Municipal Income Fund and Guggenheim Total Return Bond Fund, each a series of Guggenheim Funds Trust, and the Guggenheim Build America Bonds Managed Duration Trust, an SEC registered closed-end fund. Mr. Minerd joined Guggenheim Partners (or its affiliate or predecessor) in May 1998. Mr. Minerd guides the firm’s investment strategies and oversees client accounts across a broad range of fixed-income and equity securities. Previously, Mr. Minerd was a Managing Director with Credit Suisse First Boston in charge of trading and risk management for the Fixed Income Credit Trading Group. In this position, he was responsible for the corporate bond, preferred stock, money markets, U.S. government agency and sovereign debt, derivatives securities, structured debt and interest rate swaps trading business units. Prior to that, Mr. Minerd was Morgan Stanley’s London based European Capital Markets Products Trading and Risk Manager responsible for Eurobonds, Euro-MTNs, domestic European Bonds, FRNs, derivative securities and money market products in 12 European currencies and Asian markets. Mr. Minerd has also held capital markets positions with Merrill Lynch and Continental Bank. Prior to that, he was a Certified Public Accountant and worked for the public accounting firm of Price Waterhouse. Mr. Minerd is a member of the Federal Reserve Bank of New York’s Investor Advisory Committee on Financial Markets, helping advise the NY Fed President and senior management at the bank about the current financial markets and ways the public and private sectors can better understand and mitigate systematic risks. Mr. Minerd also works with the Organization for Economic Cooperation and Development (OECD), advising on research and analysis of private sector infrastructure investment, and is a contributing member of the World Economic Forum (WEF). Mr. Minerd holds a B.S. degree in Economics from the Wharton School, University of Pennsylvania, Philadelphia, and has completed graduate work at the University of Chicago Graduate School of Business and the Wharton School, University of Pennsylvania.
Mark A. Mitchell, Portfolio Manager of Security Investors. Prior to joining the Investment Manager, Mr. Mitchell was employed by GE Investments and its successor company, GE Asset Management, from 1994 to 2002 in the following positions: Senior Financial Analyst, Taxable Fixed Income from 1994 to 1995; Sector Portfolio Manager and Research Analyst from 1996 to 1998; Vice President, Assistant Portfolio Manager from 1998 to 1999; Vice President, Sector Portfolio Manager and Research Analyst from 1999 to 2001; and most recently as Vice President, Portfolio Manager, U.S. Equities. Prior to 1994, Mr. Mitchell served in various positions with GE Capital. Mr. Mitchell holds a Bachelor of Science degree with an emphasis in Finance from the University of Nebraska and is a graduate of the GE Financial Management Program. He is a Chartered Financial Analyst charterholder.
James P. Schier, Senior Portfolio Manager of Security Investors. While employed by the Investment Manager, he also served as a research analyst. Prior to joining the Investment Manager in 1995, he was a portfolio manager for Mitchell Capital Management from 1993 to 1995. From 1988 to 1995 he served as Vice President and Portfolio Manager for Fourth Financial. Prior to 1988, Mr. Schier served in various positions in the investment field for Stifel Financial, Josepthal & Company and Mercantile Trust Company. Mr. Schier earned a Bachelor of Business degree from the University of Notre Dame and a MBA from Washington University. He is a Chartered Financial Analyst charterholder.

PROSPECTUS | 103

Farhan Sharaff, Portfolio Manager of Security Investors and Assistant Chief Investment Officer, Equities of Guggenheim Partners. Mr. Sharaff joined Guggenheim Partners in 2009. Mr. Sharaff has more than 32 years of experience in investment research and investment management. Prior to joining Guggenheim Partners, he was a Partner and Chief Investment Officer at MJX Capital Advisors, a wealth management firm focused on providing advice and investment management for its clients, especially in the traditional and alternative asset classes and Guggenheim Investments PLC. Prior to that, Mr. Sharaff served as the global Chief Investment Officer at CIGNA Corporation, Zurich Scudder Investments and Citigroup. In all of the above engagements, Mr. Sharaff was responsible for research, investment management, product development and investment risk management. He was also a member of the business management teams at Citigroup and Zurich Scudder. Mr. Sharaff has a B.S. in Electrical Engineering from the University of Aston (U.K.) and an MBA in Finance from the Manchester Business School (U.K.). In addition, Mr. Sharaff sits on boards for CITIC Capital Asset Management, Clarfeld Financial Advisors, Transparent Value Trust and Guggenheim Investments PLC.
Anne B. Walsh, Portfolio Manager of Security Investors and Senior Managing Director and Assistant CIO-Fixed Income of Guggenheim Partners. Ms. Walsh is also a portfolio manager for the Guggenheim Build America Bonds Managed Duration Trust, an SEC registered closed-end fund . Ms. Walsh joined Guggenheim Partners in 2007 and in her role as Assistant CIO-Fixed Income, she is head of the Portfolio Construction Group and Portfolio Management. She oversees more than $100 billion in fixed income investments including agencies, credit, municipals, residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. In her role, she is responsible for portfolio design and strategy, sector allocation and risk management for client portfolios, and conveying Guggenheim’s macro-economic outlook to portfolio managers and fixed-income sector specialists. Ms. Walsh specializes in liability driven portfolio management. Prior to joining Guggenheim Partners, Ms. Walsh served as Chief Investment Officer at Reinsurance Group of America, , Incorporated, a recognized leader in the global life reinsurance industry. Prior to joining RGA in 2000, Ms. Walsh served as Vice President and Senior Investment Consultant for Zurich Scudder Investments. Earlier, she held roles at Lincoln Investment Management and American Bankers Insurance Group. Ms. Walsh received her BSBA and MBA from Auburn University and her J.D. from the University of Miami School of Law. She has earned the right to use the Chartered Financial Analyst® designation and is a member of the CFA Institute. The SAI provides information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of shares of each Series.
Ole Jakob Wold, Portfolio Manager of Security Investors and the Senior Portfolio Manager of the Global Alpha Equity team of Guggenheim Partners. He joined Guggenheim Partners in 2010 from Alfred Berg/Fortis, where he managed the Global Alpha strategies and was senior portfolio manager from 1994. Mr. Wold earned a “Siviløkonom” (civil economics) degree from the Norwegian School of Economics and Business Administration in 1994. He majored in finance, with studies in empirical finance and a thesis on quantitative models used on the Oslo Stock Exchange.
Matthew Wu, Portfolio Manager of Security Investors. Mr. Wu joined the Investment Manager in July 2001. Prior to joining the Investment Manager, Matthew was vice president and senior quantitative analyst at Putnam Investments. He was also an economic assistant at the U.S. Consulate General in Shanghai. Mr. Wu holds a bachelor’s degree and a master’s degree in management science from Fudan University in Shanghai and a Ph.D. in economics from Boston University and has also earned the right to use the Chartered Financial Analyst® designation.
The SAI provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Series.
Performance Information on the Investment Manager’s Other Similar Accounts

SERIES M (MACRO OPPORTUNITIES SERIES)
The table below sets forth data relating to the historical performance of the Absolute Return - Strategic Composite (the “Absolute Return Composite”), a composite of all of the accounts managed by Guggenheim Investments since September 1, 2007, which have substantially similar investment objectives, policies and strategies as the Series. The Absolute Return Composite is comprised of accounts which invest opportunistically in fixed-income and/or equity securities. These accounts seek to have a low correlation to other asset classes. Derivatives are used to hedge various risk components of the composite and may make up a material part of the composite strategy. Interest rate derivatives are used to hedge interest rate risk and credit default derivaties are used to hedge underlying credit risk. Total return swaps and futures are used when appropriate market conditions exist. The use of leverage may be employed when appropriate market conditions exist, generally in the form of reverse repurchase agreements and securities lending.
The performance information for the Absolute Return Composite is the net total return. Net total returns are calculated by reducing gross returns by the highest advisory fee currently charged by Guggenheim to manage this investment strategy and brokerage expenses. It does not reflect custodial fees. Most of the accounts in the Absolute

104 | PROSPECTUS

Return Composite were not mutual funds and, thus, were not subject to the requirements of the 1940 Act or Subchapter M of the Code, which, if imposed, could have affected their performance, and they do not reflect transfer agency, custody fees, distribution fees, asset based sales charges and other expenses to which the Series is subject . Accordingly, the performance results of the Absolute Return Composite are greater than what the Series’ performance would have been during the same period. In addition, because of limitations on borrowings and leverage to which the Series is subject, the Series will not be able to have the same investments in the same proportions as the accounts in the Absolute Return Composite and will rely in part on derivatives to reach its investment exposure rather than direct investments and borrowings.
Guggenheim Investments Asset Management (GIAM) is a global investment management firm providing fixed income, equity and alternative investment services primarily to institutional investors and is comprised of the following affiliated entities of Guggenheim Partners, LLC:  Guggenheim Partners Investment Management, LLC (GPIM), Guggenheim Partners Europe Limited (GPE), Transparent Value Advisors, LLC (TVA), and, as of February 2012, Security Investors, LLC (SI). Guggenheim Investments Asset Management (GIAM) claims compliance with the Global Investment Performance Standards (GIPS ® ) . To receive a full list of GIAM compliant composite descriptions and/or a GIPS compliant presentation, please contact 800.820.0888.
THE INVESTMENT RESULTS PRESENTED BELOW ARE NOT THOSE OF THE SERIES and are not intended to predict or suggest returns that might be experienced by the Series or an individual investor having an interest in the Series. These total return figures represent past performance and do not indicate future results, which will vary, sometimes dramatically, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
Annualized Total Returns through December 31, 2014 1

	Composite (Net Return)[2]	Index[3]
Past One Year	5.66%	0.23%
Past Three Years	9.24%	0.34%
Past Five Years	10.37%	0.33%
Since September 1, 2007[4]	8.49%	1.14%
Calendar Year Total Returns 1

	Composite (Net Return)[2]	Index[3]
2014	5.66%	0.23%
2013	6.68%	0.29%
2012	15.65%	0.51%
2011	5.28%	0.27%
2010	19.31%	0.33%
2009	31.13%	0.99%
2008	-16.51%	3.83%
2007 (9/1/2007 - 12/31/2007)	1.41%	1.96%

[1]	All performance is expressed in U.S. Dollars .

[2]	Net total returns for the Absolute Return Composite are calculated by reducing the gross returns by 1% on an annual basis (pro-rated for periods less than one year).

[3]
The Bank of America Merrill Lynch 3 month LIBOR Constant Maturity Index is an unmanaged index of 3 month constant maturity dollar-denominated deposits derived from interest rates on the most recent available dollar-denominated deposits.

[4]	Inception date of the Composite.
SERIES F (FLOATING RATE STRATEGIES SERIES)
The table below sets forth data relating to the historical performance of the Floating Rate Credit Composite (the “Floating Rate Credit Composite”), a composite of all of the accounts managed by Guggenheim Investments since December 1, 2011, which have substantially similar investment objectives, policies and strategies as the Series. The Floating Rate Credit Composite contains strategies that are primarily floating rate in nature. At least 50% of the portfolio has a floating rate component, and generally the strategies are used as a natural hedge against interest rate risk.

PROSPECTUS | 105

The performance information for the Floating Rate Credit Composite is the net total return. Net total returns are calculated by reducing gross returns by the highest advisory fee currently charged by Guggenheim to manage this investment strategy and brokerage expenses. It does not reflect custodial fees. Most of the accounts in the Floating Rate Credit Composite were not mutual funds and, thus, were not subject to the requirements of the 1940 Act, as amended, or Subchapter M of the Code, which, if imposed, could have affected their performance , and they do not reflect transfer agency, custody fees, distribution fees, asset based sales charges and other expenses to which the Series is subject . Accordingly, the performance results of the Floating Rate Credit Composite are greater than what the Series’ performance would have been during the same period. In addition, because of limitations on borrowings and leverage to which the Series is subject, the Series will not be able to have the same investments in the same proportions as the accounts in the Floating Rate Credit Composite and will rely in part on derivatives to reach its investment exposure rather than direct investments and borrowings.
Guggenheim Investments Asset Management (GIAM) is a global investment management firm providing fixed income, equity and alternative investment services primarily to institutional investors and is comprised of the following affiliated entities of Guggenheim Partners, LLC:  Guggenheim Partners Investment Management, LLC (GPIM), Guggenheim Partners Europe Limited (GPE), Transparent Value Advisors, LLC (TVA), and, as of February 2012, Security Investors, LLC (SI). Guggenheim Investments Asset Management (GIAM) claims compliance with the Global Investment Performance Standards (GIPS ® ) . To receive a full list of GIAM compliant composite descriptions and/or a GIPS compliant presentation, please contact 800.820.0888.

THE INVESTMENT RESULTS PRESENTED BELOW ARE NOT THOSE OF THE SERIES and are not intended to predict or suggest returns that might be experienced by the Series or an individual investor having an interest in the Series. These total return figures represent past performance and do not indicate future results, which will vary, sometimes dramatically, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
Annualized Total Returns through December 31, 2014 1

	Composite (Net Return)[2]	Index[3]
Past One Year	3.13%	2.06%
Past Three Years	7.58%	5.84%
Since December 1, 2011[4]	7.64%	5.85%
Calendar Year Total Returns 1

	Composite (Net Return)[2]	Index[3]
2014	3.13%	2.06%
2013	7.26%	6.15%
2012	12.55%	9.43%
2011 (12/1/2011 - 12/31/2014)	0.78%	0.51%

[1]	All performance is expressed in U.S. Dollars .

[2]	Net total returns for the Floating Rate Credit Composite are calculated by reducing the gross returns by 0.65% on an annual basis (pro-rated for periods less than one year).

[3]
The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. It represents tradable, senior-secured, U.S. dollar-denominated non-investment-grade loans.

[4]	Inception date of the Composite.

Sub-Advisers

Although the Series are not currently sub-advised, the Investment Managers and the Series have received from the U.S. Securities and Exchange Commission an exemptive order for a multi-manager structure that allows the Investment Managers to hire, replace or terminate unaffiliated sub-advisers without the approval of shareholders. The order also allows the Investment Managers to revise a sub-advisory agreement with an unaffiliated sub-adviser with the approval of the Series’ Board of Trustees, but without shareholder approval. If a new unaffiliated sub-adviser is hired, shareholders will receive information about the new sub-adviser within 90 days of the change. The order allows the Series to operate more efficiently and with greater flexibility. The Investment Managers would provide the following oversight and evaluation services if a Series uses a sub-adviser:

106 | PROSPECTUS

•	Performing initial due diligence on prospective sub-advisers for the Series;

•	Monitoring the performance of the sub-advisers;

•	Communicating performance expectations to the sub-advisers; and

•	Ultimately recommending to the Board of Trustees whether a sub-adviser’s contract should be renewed, modified or terminated.
The Investment Managers do not expect to recommend frequent changes of any future sub-advisers. Although the Investment Managers will monitor the performance of any sub-advisers, there is no certainty that a sub-adviser or a Series will obtain favorable results at any given time.

Purchase and Redemption of Shares

Security Benefit Life Insurance Company (“SBL”) and SBL’s affiliated life insurance company as well as unaffiliated life insurance companies purchase shares of the Series for their variable annuity and variable life insurance separate accounts. Investors purchasing shares of a Series through variable life insurance or variable annuity products do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus of the variable life insurance or variable annuity product for information on the allocation of premiums and on transfers. The insurance companies buy and sell shares of the Series at the net asset value per share (NAV) next determined after receipt and acceptance of an order to buy or receipt of an order to sell by the Series or its agents. Each Series reserves the right to reject or refuse, in its discretion, any order for the purchase of its shares, in whole or in part. Orders by a fund of funds for which the Investment Managers or an affiliate serves as investment manager will be treated as received by a Series at the same time that the corresponding orders are received in proper form by the fund of funds and accepted. A Series’ NAV is generally calculated as of the close of trading on every day the NYSE is open (usually 4:00 p.m. Eastern Standard Time).
The Series offer certain qualified retirement plan investors the option to submit purchase orders through a financial intermediary or to send purchase orders by mail and send purchase proceeds by check, wire transfer or ACH. The Series do not accept cash or cash equivalents (such as traveler’s checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks), cashier’s checks, or bank checks. The Series reserve the right to refuse other payment instruments if, in the sole discretion of Guggenheim Variable Funds Trust management, it is deemed to be in the best interests of the Series. Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.
Payment for shares redeemed will be made as soon as practicable after receipt, but in no event later than seven days after tender, except that the Series may suspend the right of redemption during any period when trading on the NYSE is restricted or the NYSE is closed for other than weekends or holidays, or any emergency is deemed to exist by the SEC. To the extent authorized by law, each Series reserves the right to discontinue offering shares at any time, or to cease operations entirely.
The Series intend to pay redemption proceeds in cash; however, under unusual conditions that make payment in cash disadvantageous to the Series, the Series reserve the right to pay all, or part, of the redemption proceeds in liquid securities with a market value equal to the redemption price (“redemption in kind”). In the event of a redemption in kind of portfolio securities of the Series, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be at risk that the value of the securities would decline prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred.
DISTRIBUTION AND SHAREHOLDER SERVICES FEES
Series E, Series F, Series M and Series P have adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act that allows those Series to pay distribution and shareholder services fees to Guggenheim Funds Distributors, LLC (the “Distributor”). The Series will pay distribution and shareholder services fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets. The Distributor may, in turn, pay all or a portion of the proceeds from the distribution and shareholder services fees to insurance companies or their affiliates and qualified plan administrators (“intermediaries”) for services they provide on behalf of the Series to current and prospective variable contract owners and qualified plan participants that invest in the Series through the intermediaries. These services may include providing information about the Series, teleservicing support, and delivering Series documents, among others. Payment for these services also may help promote the sale of the Series’ shares.

PROSPECTUS | 107

The amount of these distribution and shareholder services fees may be more or less than the overall compensation received by the intermediaries in connection with the sale of other investment products and may influence the products offered or recommended by the intermediary. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your sales person to recommend the Series over another investment, including other series of Guggenheim Variable Funds Trust.
Because the Series pay these fees out of assets on an ongoing basis, over time these fees will increase the cost of your investment.
REVENUE SHARING PAYMENTS
SBL and/or its affiliates may participate in arrangements whereby they compensate, out of their own resources and at no additional cost to the Series or the Series’ shareholders, financial representatives who sell SBL’s variable annuity products that invest in Guggenheim Variable Funds Trust. Such payments, commonly referred to as “revenue sharing,” do not increase the Series’ expenses and are not reflected in the fees and expenses listed in the expense tables of this Prospectus. Such compensation may be paid to intermediaries for (without limitation) marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Such compensation may also be paid to intermediaries for inclusion of the Series on a sales list, including a preferred or select sales list, or in other sales programs. Revenue sharing may also be paid to intermediaries that provide services to the Series or to shareholders, including (without limitation) shareholder servicing, sub-administration or sub-transfer agency services. The compensation received by such financial representatives via these payments may be more or less than the overall compensation received by the intermediaries in connection with the sale of other investment products and may influence the products offered or recommended by the intermediary. Additional information about these arrangements is provided in the prospectus of the variable life insurance or variable annuity product or through a financial representative and in the SAI. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your sales person to recommend the Series over another investment. Shareholders should inquire of an intermediary how the intermediary will be compensated for investments made in the Series.
HOUSEHOLDING
Householding is an option that may be available to certain Series investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer or other financial intermediary if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

MARKET TIMING/SHORT-TERM TRADING
The Series are not suitable for purchase by active investors. The Series are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. If you wish to engage in such practices, we request that you do not purchase shares of the Series. This frequent trading into and out of the Series may present risks to the Series’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Series’ investment strategies, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Series do not accommodate frequent purchases and redemptions. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Series.
For purposes of applying the Series’ policies, the Investment Managers may consider the trading history of accounts under common ownership or control. In addition, each Series reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if an Investment Manager reasonably believes that the trading activity would be harmful or disruptive to the Series.
No restrictions are applied to transfers, purchases and redemptions of the Series by certain “funds of funds” within the Series’ group of investment companies that are made (1) as part of the routine allocation and rebalancing transactions for such funds of funds or (2) in order to allow for inflows and outflows of investors in such funds of funds, so long as the market timing policies and procedures for such funds of funds are consistent with the Series’ objective of avoiding disruption due to market timing. This waiver may be extended in the future without notice to permit investments by additional funds of funds in the Series.

108 | PROSPECTUS

In its sole discretion, a Series may revise its market timing procedures at any time without prior notice as it deems necessary or appropriate, including changing the criteria for monitoring market timing and other harmful trading (including without limitation, imposing dollar or percentage limits on transfers).
Transactions accepted by an insurance company in violation of the market timing/short-term trading policies and procedures are not deemed accepted by the Series and may be canceled or revoked by the Series by the close of business on the next business day following receipt. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Series will occur, particularly with respect to trades placed by shareholders that invest in the Series through omnibus accounts maintained by insurance companies. The Series’ access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. In addition, because the Series are sold primarily, directly and indirectly, through variable annuity and variable life insurance products, the Series expect that all shares of the Series will be owned, directly and indirectly, on an omnibus level by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Series’ ability to prevent frequent trading of the Series will be dependent on the ability and willingness of the various insurance companies to assist in its prevention. In addition, the terms of an insurance company’s variable insurance contract may also limit the insurance company’s ability to restrict or deter harmful trading. Furthermore, the identification of contract owners determined to engage in harmful trading activity involves judgments that are inherently subjective. As a result, the Series cannot assure that their policies will be enforced with regard to shares held through such omnibus arrangements (which may represent a majority of the Series’ shares), and as a result frequent trading could adversely affect the Series and their long-term shareholders as discussed above. Notwithstanding the foregoing, in order to monitor frequent trading, the Series have entered into an agreement with each insurance company that requires each insurance company to provide detailed account information, including trading history, upon request of the Series.
Investors should also review the prospectus that describes the variable contracts that they are purchasing to learn more about the policies and procedures used by insurance companies to detect and deter frequent trading.
The Series reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Series management, it is deemed to be in the best interest of the Series or in cases where the Series are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Series is required to withhold such proceeds.
Distributions and Federal Income Tax Considerations

Each Series pays dividends from its net investment income and distributes any net capital gains that it has realized, at least annually. Such dividends and distributions will be reinvested in additional shares of the Series.
Each Series has elected and intends to continue to qualify to be taxed as a “regulated investment company” under the provisions of Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income, and sources of income. If a Series qualifies as a “regulated investment company” and complies with the appropriate provisions of the Code, such Series will not be liable for federal income tax on income it distributes. Each Series also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for variable annuity and variable life insurance contract so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Series to the insurance company’s separate accounts.
Since you may purchase shares of a Series only indirectly through the purchase of a variable annuity or variable life insurance contract issued by Security Benefit Life Insurance Company or its affiliated life insurance company, no discussion is included here as to the federal income tax consequences at the Series’ shareholder level. For information concerning the federal income tax consequences to you as the purchaser of a variable annuity or variable life insurance contract based on a Series, see the prospectus for such variable annuity or variable life insurance contract. See the SAI for more information on taxes.
Determination of Net Asset Value

The price at which you buy, sell and exchange shares is the net asset value per share, which also is known as NAV.
Each Series calculates its NAV by:

•	Taking the current market value of its total assets;

•	Subtracting any liabilities; and

PROSPECTUS | 109

•	Dividing that amount by the total number of shares owned by shareholders.
Each Series calculates its NAV once each business day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). The NYSE is open Monday through Friday, except on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If the NYSE closes early—such as on days in advance of holidays generally observed by the NYSE—a Series will calculate its NAV as of the earlier closing time. Each Series discloses its NAV on a daily basis. For more information, or to obtain a Series’ NAV, please call 800.820.0888 or visit the Guggenheim Investments website—www.guggenheiminvestments.com.
When calculating the NAV, each Series will value the portfolio securities and assets of the Series for which market quotations are readily available at the current market price of those securities and assets. With respect to portfolio securities and assets of a Series for which market quotations are not readily available, or which cannot be accurately valued under the Series' valuation procedures, the Series will fair value those securities and assets.
Equity securities traded on a domestic securities exchange (including ETFs) will usually be valued at the last sale price on that exchange on the day the valuation is made, provided, however, that securities listed on NASDAQ will usually be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sale is reported, then broker quotations are used.
Debt securities with a maturity greater than 60 days at the time of purchase will usually be valued based on pricing services approved by the Board of Trustees, when available. Prices obtained from pricing services use various inputs, methods, models and assumptions, which may include information provided by broker-dealers and other market makers. Commercial paper and discount notes with a maturity of 60 days or less at the time of purchase are valued at amortized cost, unless it is deemed that amortized cost does not represent fair value, in which case the applicable asset will be valued using prices obtained from pricing services. If prices obtained from pricing services are unavailable, then securities are generally fair valued. Certain securities may also be valued based on broker quotations .
With respect to an underlying open-end mutual fund (“underlying mutual fund”) in which a Series may invest (other than ETFs), the Series values the shares of the underlying mutual fund at the underlying mutual fund’s NAV and the prospectus for the underlying mutual fund explains the circumstances under which the underlying mutual fund will use fair value pricing and the effects of fair value pricing.
For foreign securities and other assets that are priced in a currency other than U.S. dollars, a Series will convert the security or asset from the local currency into U.S. dollars using the relevant current exchange rate. Foreign securities may trade in their primary markets on weekends or other days when the Series do not price their shares.
If market quotations are not readily available, are unreliable, or a significant event has occurred, securities are priced at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to a Series’ NAV calculation. The Investment Managers may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which a Series calculates its NAV.
The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and, therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.
Series M may invest a portion of its total assets in shares of the Subsidiary. Every business day, the Subsidiary will offer to redeem all or a portion of its shares at the current NAV. The value of the Subsidiary’s investments will affect the value of the Subsidiary’s shares. The Subsidiary prices its investments by the same valuation method described above and as set forth in the Series' valuation procedures.
More information about the valuation of the Series’ holdings can be found in the SAI and the Series' shareholder reports.

110 | PROSPECTUS

Financial Highlights

The financial highlights tables are intended to help you understand each Series' financial performance for the past five complete fiscal years, or the period since commencement of a Series or share class, if shorter. Certain information reflects financial results for a single Series share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Series (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased and, if such fees and expenses were reflected, the total returns would be lower. The information provided below has been derived from financial statements that have been audited by Ernst & Young LLP, the Series’ independent registered public accounting firm, whose report, along with each Series’ financial statements and related notes, are included in the Series’ 2014 Annual Report. The 2014 Annual Report is available upon request and is incorporated by reference in the SAI.
Effective April 30, 2014, the Series, which were series of SBL Fund, a Kansas corporation, reorganized with and into corresponding series of Guggenheim Variable Funds Trust, a Delaware statutory trust (each, a “Reorganization”). Upon completion of the Reorganization, each Series assumed the performance, financial and other historical information of each corresponding predecessor series.

PROSPECTUS | 111

Financial Highlights
Series A (StylePlus—Large Core Series)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Series’ performance for the periods presented.

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$32.50	$25.22	$22.31	$23.24	$19.97
Income (loss) from investment operations:
Net investment income (loss)[a]	0.44	0.16	0.23	0.13	0.18
Net gain (loss) on investments (realized and unrealized)	4.59	7.12	2.68	(1.06)	3.09
Total from investment operations	5.03	7.28	2.91	(0.93)	3.27
Net asset value, end of period	$37.53	$32.50	$25.22	$22.31	$23.24
Total Return[b]	15.48%	28.87%	13.04%	(4.00)%	16.37%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$239,075	$231,194	$198,615	$206,995	$243,820
Ratios to average net assets:
Net investment income (loss)	1.28%	0.56%	0.92%	0.57%	0.89%
Total expenses[d]	0.97%	0.96%	0.94%	0.90%	0.92%
Net expenses[c,d]	0.95%	0.96%	0.94%	0.90%	0.92%
Portfolio turnover rate	88%	267%	103%	87%	111%

a	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

b
Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

c	Net expense information reflects the expense ratios after expense waivers.

d	Does not include expenses of the underlying funds in which the Series invests.

112 | PROSPECTUS

Financial Highlights
Series B (Large Cap Value Series)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Series’ performance for the periods presented.

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$37.82	$28.66	$24.79	$25.79	$22.20
Income (loss) from investment operations:
Net investment income (loss)[a]	0.41	0.35	0.35	0.26	0.19
Net gain (loss) on investments (realized and unrealized)	3.17	8.81	3.52	(1.26)	3.40
Total from investment operations	3.58	9.16	3.87	(1.00)	3.59
Net asset value, end of period	$41.40	$37.82	$28.66	$24.79	$25.79
Total Return[b]	9.47%	31.96%	15.61%	(3.88)%	16.17%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$275,200	$283,527	$246,107	$249,451	$298,181
Ratios to average net assets:
Net investment income (loss)	1.04%	1.05%	1.28%	1.00%	0.81%
Total expenses	0.83%	0.83%	0.83%	0.80%	0.80%
Portfolio turnover rate	47%	26%	17%	19%	17%

a	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

b
Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

PROSPECTUS | 113

Financial Highlights
Series C (Money Market Series)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Series’ performance for the periods presented.

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$13.29	$13.36	$13.43	$13.50	$13.56
Income (loss) from investment operations:
Net investment income (loss)[a]	(0.05)	(0.07)	(0.07)	(0.08)	(0.06)
Net gain (loss) on investments (realized and unrealized)	(—)[d]	(—)[d]	(—)[d]	0.01	(—)[d]
Total from investment operations	(0.05)	(0.07)	(0.07)	(0.07)	(0.06)
Net asset value, end of period	$13.24	$13.29	$13.36	$13.43	$13.50
Total Return[b]	(0.38)%	(0.52)%	(0.52)%	(0.52)%	(0.44)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$70,421	$76,304	$73,371	$108,617	$106,191
Ratios to average net assets:
Net investment income (loss)	(0.40)%	(0.50)%	(0.53)%	(0.57)%	(0.46)%
Total expenses	0.75%	0.71%	0.71%	0.70%	0.70%
Net expenses[c,e]	0.51%	0.64%	0.71%	0.70%	0.70%
Portfolio turnover rate	—	—	—	—	—

a	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

b
Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

c	Net expense information reflects the expense ratios after expense waivers.

d	Less than $0.01 per share.

e	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratios for the period would be:

12/31/2014	12/31/2013
0.50%	0.63%

114 | PROSPECTUS

Financial Highlights
Series D (World Equity Income Series)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Series’ performance for the periods presented.

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$12.00	$10.06	$8.63	$10.25	$8.86
Income (loss) from investment operations:
Net investment income (loss)[a]	0.37	0.28	0.19	0.12	0.04
Net gain (loss) on investments (realized and unrealized)	0.23	1.66	1.24	(1.74)	1.35
Total from investment operations	0.60	1.94	1.43	(1.62)	1.39
Less distributions from:
Net investment income	(—)[b]	—	—	—	—
Total distributions	(—)[b]	—	—	—	—
Net asset value, end of period	$12.60	$12.00	$10.06	$8.63	$10.25
Total Return[c]	5.00%	19.28%	16.57%	(15.80)%	15.69%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$178,548	$193,594	$185,233	$185,747	$269,645
Ratios to average net assets:
Net investment income (loss)	2.95%	2.50%	2.03%	1.23%	0.49%
Total expenses	1.01%	1.14%	1.17%	1.21%	1.26%
Portfolio turnover rate	132%	150%	36%	171%	283%

a	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

b	Distributions from net investment income are less than $0.01 per share.

c
Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

PROSPECTUS | 115

Financial Highlights
Series E (Total Return Bond Series)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Series’ performance for the periods presented.

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$14.70	$14.45	$13.65	$12.98	$12.24
Income (loss) from investment operations:
Net investment income (loss)[a]	0.58	0.54	0.38	0.34	0.35
Net gain (loss) on investments (realized and unrealized)	0.61	(0.29)	0.42	0.33	0.39
Total from investment operations	1.19	0.25	0.80	0.67	0.74
Net asset value, end of period	$15.89	$14.70	$14.45	$13.65	$12.98
Total Return[b]	8.10%	1.73%	5.86%	5.16%	6.05%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$127,650	$94,123	$112,791	$123,575	$127,091
Ratios to average net assets:
Net investment income (loss)	3.72%	3.69%	2.75%	2.57%	2.72%
Total expenses[c]	1.05%	1.07%	0.94%	0.92%	0.92%
Net expenses[d,e]	0.85%	0.87%	0.81%	0.81%	0.79%
Portfolio turnover rate	62%	109%	79%	49%	38%

a	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

b
Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

c	Does not include expenses of the underlying funds in which the Series invests.

d	Net expense information reflects the expense ratios after expense waivers.

e	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating ratios for the periods would be:

12/31/2014	12/31/2013
0.79%	0.81%

116 | PROSPECTUS

Financial Highlights
Series F (Floating Rate Strategies Series)
This table is presented to show selected data for a share outstanding throughout the period and to assist shareholders in evaluating the Series’ performance for the period presented.

	Year Ended December 31, 2014	Period Ended December 31, 2013[a]
Per Share Data
Net asset value, beginning of period	$25.61	$25.00
Income (loss) from investment operations:
Net investment income (loss)[b]	0.95	0.49
Net gain (loss) on investments (realized and unrealized)	(0.32)	0.12
Total from investment operations	0.63	0.61
Net asset value, end of period	$26.24	$25.61
Total Return[c]	2.38%	2.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$45,837	$46,343
Ratios to average net assets:
Net investment income (loss)	3.65%	2.81%
Total expenses	1.24%	1.35%[d]
Net expenses[e]	1.16%	1.17%
Portfolio turnover rate	90%	53%

a	Since commencement of operations: April 24, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

c
Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

d	Due to limited length of Series operations, ratios for this period may not be indicative of future performance.

e	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratios for the periods would be:

12/31/2014	12/31/2013
1.15%	1.15%

PROSPECTUS | 117

Financial Highlights
Series J (StylePlus—Mid Growth Series)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Series’ performance for the periods presented.

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$43.45	$33.29	$28.75	$30.05	$24.20
Income (loss) from investment operations:
Net investment income (loss)[a]	0.49	0.06	0.05	(0.03)	(0.02)
Net gain (loss) on investments (realized and unrealized)	5.18	10.10	4.49	(1.27)	5.87
Total from investment operations	5.67	10.16	4.54	(1.30)	5.85
Net asset value, end of period	$49.12	$43.45	$33.29	$28.75	$30.05
Total Return[b]	13.05%	30.52%	15.79%	(4.33)%	24.17%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$163,066	$157,131	$138,255	$136,469	$169,388
Ratios to average net assets:
Net investment income (loss)	1.06%	0.17%	0.14%	(0.10)%	(0.10)%
Total expenses[d]	0.98%	0.98%	0.95%	0.91%	0.91%
Net expenses[c,d]	0.96%	0.98%	0.95%	0.91%	0.91%
Portfolio turnover rate	100%	245%	150%	155%	130%

a	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

b
Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

c	Net expense information reflects the expense ratios after expense waivers.

d	Does not include expenses of the underlying funds in which the Series invests.

118 | PROSPECTUS

Financial Highlights
Series M (Macro Opportunities Series)
This table is presented to show selected data for a share outstanding throughout the period and to assist shareholders in evaluating the Series’ performance for the period presented.

	Year Ended December 31, 2014	Period Ended December 31, 2013[a]
Per Share Data
Net asset value, beginning of period	$25.24	$25.00
Income (loss) from investment operations:
Net investment income (loss)[b]	0.94	0.42
Net gain (loss) on investments (realized and unrealized)	0.42	(0.18)
Total from investment operations	1.36	0.24
Net asset value, end of period	$26.60	$25.24
Total Return[c]	5.35%	0.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33,255	$26,250
Ratios to average net assets:
Net investment income (loss)	3.59%	2.48%
Total expenses[d]	1.67%	1.80%[e]
Net expenses[f]	1.48%	1.49%
Portfolio turnover rate	68%	49%

a	Since commencement of operations: April 24, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

c
Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

d	Does not include expenses of the underlying funds in which the Series invests.

e	Due to limited length of Series operations, ratios for this period may not be indicative of future performance.

f	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratios for the periods would be:

12/31/2014	12/31/2013
1.42%	1.44%

PROSPECTUS | 119

Financial Highlights
Series N (Managed Asset Allocation Series)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Series’ performance for the periods presented.

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$25.93	$22.68	$20.02	$19.89	$17.99
Income (loss) from investment operations:
Net investment income (loss)[a]	0.23	0.08	0.15	0.28	0.26
Net gain (loss) on investments (realized and unrealized)	1.51	3.17	2.51	(0.15)	1.64
Total from investment operations	1.74	3.25	2.66	0.13	1.90
Net asset value, end of period	$27.67	$25.93	$22.68	$20.02	$19.89
Total Return[b]	6.71%	14.33%	13.29%	0.65%	10.56%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$60,319	$65,375	$62,181	$63,775	$78,734
Ratios to average net assets:
Net investment income (loss)	0.87%	0.32%	0.71%	1.40%	1.40%
Total expenses[c]	0.93%	1.07%	1.31%	1.56%	1.50%
Portfolio turnover rate	14%	3%	162%	44%	52%

a	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

b
Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

c	Does not include expenses of the underlying funds in which the Series invests.

120 | PROSPECTUS

Financial Highlights
Series O (All Cap Value Series)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Series’ performance for the periods presented.

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$32.85	$24.66	$21.35	$22.32	$19.14
Income (loss) from investment operations:
Net investment income (loss)[a]	0.31	0.24	0.21	0.15	0.14
Net gain (loss) on investments (realized and unrealized)	2.19	7.95	3.10	(1.12)	3.04
Total from investment operations	2.50	8.19	3.31	(0.97)	3.18
Less distributions from:
Net investment income	(—)[b]	—	—	—	—
Net asset value, end of period	$35.35	$32.85	$24.66	$21.35	$22.32
Total Return[c]	7.61%	33.21%	15.50%	(4.35)%	16.61%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$147,317	$153,702	$130,234	$137,794	$165,722
Ratios to average net assets:
Net investment income (loss)	0.92%	0.81%	0.91%	0.69%	0.68%
Total expenses	0.89%	0.90%	0.89%	0.86%	0.86%
Net expenses[d]	0.89%	0.90%	0.89%	0.86%	0.86%
Portfolio turnover rate	49%	22%	14%	19%	11%

a	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

b	Distributions from net investment income are less than $0.01 per share.

c
Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

d	Net expense information reflects the expense ratios after expense waivers.

PROSPECTUS | 121

Financial Highlights
Series P (High Yield Series)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Series’ performance for the periods presented.

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$33.02	$30.75	$26.77	$26.78	$23.20
Income (loss) from investment operations:
Net investment income (loss)[a]	2.23	2.20	2.01	2.00	2.02
Net gain (loss) on investments (realized and unrealized)	(1.38)	0.07	1.97	(2.01)	1.56
Total from investment operations	0.85	2.27	3.98	(0.01)	3.58
Net asset value, end of period	$33.87	$33.02	$30.75	$26.77	$26.78
Total Return[b]	2.51%	7.38%	14.87%	(0.04)%	15.43%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$79,192	$123,983	$138,253	$118,156	$138,449
Ratios to average net assets:
Net investment income (loss)	6.50%	6.86%	6.95%	7.34%	8.16%
Total expenses	1.09%	1.07%	0.95%	0.93%	0.94%
Net expenses[c]	1.08%[d]	1.07%	0.95%	0.93%	0.94%
Portfolio turnover rate	90%	100%	95%	64%	56%

a	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

b
Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

c	Net expense information reflects the expense ratios after expense waivers.

d	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratio for the year would be 0.97%.

122 | PROSPECTUS

Financial Highlights
Series Q (Small Cap Value Series)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Series’ performance for the periods presented.

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$52.46	$38.35	$32.09	$33.64	$27.60
Income (loss) from investment operations:
Net investment income (loss)[a]	0.08	.01	(—)[b]	(0.10)	(0.06)
Net gain (loss) on investments (realized and unrealized)	(0.80)	14.10	6.26	(1.45)	6.10
Total from investment operations	(0.72)	14.11	6.26	(1.55)	6.04
Less distributions from:
Net investment income	(0.01)	—	—	—	—
Total distributions	(0.01)	—	—	—	—
Net asset value, end of period	$51.73	$52.46	$38.35	$32.09	$33.64
Total Return[c]	(1.38)%	36.79%	19.51%	(4.61)%	21.88%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$115,933	$139,943	$111,402	$107,587	$126,827
Ratios to average net assets:
Net investment income (loss)	0.15%	0.02%	(0.00%)[d]	(0.29)%	(0.22)%
Total expenses	1.16%	1.16%	1.15%	1.12%	1.12%
Portfolio turnover rate	50%	30%	44%	51%	38%

a	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

b	Net investment income (loss) is less than $0.01 per share.

c
Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

d	Net investment income (loss) ratio is less than 0.01%.

PROSPECTUS | 123

Financial Highlights
Series V (Mid Cap Value Series)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Series’ performance for the periods presented.

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$83.46	$62.60	$53.45	$57.78	$49.05
Income (loss) from investment operations:
Net investment income (loss)[a]	0.53	0.36	0.25	0.15	0.39
Net gain (loss) on investments (realized and unrealized)	0.23	20.50	8.90	(4.48)	8.34
Total from investment operations	0.76	20.86	9.15	(4.33)	8.73
Less distributions from:
Net investment income	(—)[b]	—	—	—	—
Net asset value, end of period	$84.22	$83.46	$62.60	$53.45	$57.78
Total Return[c]	0.91%	33.32%	17.12%	(7.49)%	17.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$264,495	$302,166	$249,806	$250,620	$316,418
Ratios to average net assets:
Net investment income (loss)	0.62%	0.48%	0.43%	0.26%	0.75%
Total expenses	0.93%	0.93%	0.93%	0.90%	0.90%
Portfolio turnover rate	53%	22%	24%	28%	25%

a	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

b	Distributions from net investment income are less than $0.01 per share.

c
Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

124 | PROSPECTUS

Financial Highlights
Series X (StylePlus—Small Growth Series)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Series’ performance for the periods presented.

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$29.20	$20.66	$18.52	$18.89	$14.52
Income (loss) from investment operations:
Net investment income (loss)[a]	0.22	(0.05)	(0.11)	(0.12)	(0.10)
Net gain (loss) on investments (realized and unrealized)	2.35	8.59	2.25	(0.25)	4.47
Total from investment operations	2.57	8.54	2.14	(0.37)	4.37
Net asset value, end of period	$31.77	$29.20	$20.66	$18.52	$18.89
Total Return[b]	8.80%	41.34%	11.56%	(1.96)%	30.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,005	$38,586	$32,037	$35,711	$46,149
Ratios to average net assets:
Net investment income (loss)	0.74%	(0.21)%	(0.56)%	(0.63)%	(0.65)%
Total expenses[c]	1.26%	1.23%	1.14%	1.08%	1.09%
Net expenses[d]	1.24%	1.23%	1.14%	1.08%	1.09%
Portfolio turnover rate	102%	255%	72%	91%	88%

a	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

b
Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

c	Does not include expenses of the underlying funds in which the Series invests.

d	Net expense information reflects the expense ratios after expense waivers.

PROSPECTUS | 125

Financial Highlights
Series Y (StylePlus—Large Growth Series)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Series’ performance for the periods presented.

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$13.52	$10.54	$9.52	$9.95	$8.53
Income (loss) from investment operations:
Net investment income (loss)[a]	0.15	0.04	0.07	0.02	0.08
Net gain (loss) on investments (realized and unrealized)	1.91	2.94	0.95	(0.45)	1.34
Total from investment operations	2.06	2.98	1.02	(0.43)	1.42
Net asset value, end of period	$15.58	$13.52	$10.54	$9.52	$9.95
Total Return[b]	15.24%	28.27%	10.71%	(4.32)%	16.65%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36,942	$40,417	$36,244	$38,130	$43,571
Ratios to average net assets:
Net investment income (loss)	1.05%	0.33%	0.63%	0.20%	0.96%
Total expenses[c]	1.18%	1.10%	1.01%	0.98%	0.96%
Net expenses[d]	1.16%	1.10%	1.01%	0.98%	0.96%
Portfolio turnover rate	96%	247%	187%	153%	182%

a	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

b
Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

c	Does not include expenses of the underlying funds in which the Series invests.

d	Net expense information reflects the expense ratios after expense waivers.

126 | PROSPECTUS

For More Information

By Telephone—Call 1-800-888-2461
By Mail—Write to:
Guggenheim Investments
805 King Farm Boulevard, Suite 600
Rockville, MD 20850
On the Internet—Reports and other information about the Series can be viewed online or downloaded from:
SEC: The EDGAR Database at http://www.sec.gov
Guggenheim Investments: http://www.guggenheiminvestments.com/services/variable-fund-reports
Additional information about the Series (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Copies may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-1520.

The Series’ Prospectus is to be used with the attached variable annuity or variable life insurance product prospectus. The Series of the Series correspond to the subaccounts offered in such prospectuses.
ANNUAL/SEMI-ANNUAL REPORT
Additional information about the Series’ investments is available in the Series’ annual and semi-annual reports to shareholders. In the Series’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Series’ performance during its last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION
The SAI, which includes additional information about the Series, and the Series' annual or semi-annual reports are available, without charge, upon request by calling the Series’ toll-free telephone number 1-800-888-2461. Shareholder inquiries should be addressed to Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, or by calling the Series’ toll-free telephone number listed above. The SAI is incorporated into this Prospectus by reference.

The Series’ Investment Company Act file number is listed below:
Guggenheim Variable Funds Trust	811-02753
• Series A (StylePlus—Large Core Series)
• Series B (Large Cap Value Series)
• Series C (Money Market Series)
• Series D (World Equity Income Series)
• Series E (Total Return Bond Series)
• Series F (Floating Rate Strategies Series)
• Series J (StylePlus—Mid Growth Series)
• Series M (Macro Opportunities Series)
• Series N (Managed Asset Allocation Series)
• Series O (All Cap Value Series)
• Series P (High Yield Series)
• Series Q (Small Cap Value Series)
• Series V (Mid Cap Value Series)
• Series X (StylePlus—Small Growth Series)
• Series Y (StylePlus—Large Growth Series)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
800.820.0888
guggenheiminvestments.com